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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 36.0%
		Advertising: 0.3%
200	@	Getty Images, Inc.	$6,400
110	@, L	inVentiv Health, Inc.	3,169
8,600	L	Omnicom Group	379,948
			389,517
		Aerospace/Defense: 1.2%
230	@	BE Aerospace, Inc.	8,039
3,300		Boeing Co.	245,421
250		Cubic Corp.	7,108
380		Curtiss-Wright Corp.	15,762
190		DRS Technologies, Inc.	11,073
200	@, L	Esterline Technologies Corp.	10,074
1,100		Goodrich Corp.	63,261
1,900		L-3 Communications Holdings, Inc.	207,746
2,600		Lockheed Martin Corp.	258,180
50	@, L	Moog, Inc.	2,111
4,600		Northrop Grumman Corp.	357,926
300	@, L	Orbital Sciences Corp.	7,230
230	@, L	Teledyne Technologies, Inc.	10,810
3,700		United Technologies Corp.	254,634
			1,459,375
		Agriculture: 0.4%
2,000		Altria Group, Inc.	44,400
120		Andersons, Inc.	5,353
3,478	@@	British American Tobacco PLC	130,633
3,400	@	Philip Morris International, Inc.	171,972
3,100	L	Reynolds American, Inc.	182,993
190		Universal Corp.	12,451
			547,802
		Airlines: 0.2%
9,884	@, @@	British Airways PLC	45,975
626		Skywest, Inc.	13,221
13,700	L	Southwest Airlines Co.	169,880
			229,076
		Apparel: 0.5%
450	@, L	CROCS, Inc.	7,862
100	@, L	Deckers Outdoor Corp.	10,782
630	@, L	Iconix Brand Group, Inc.	10,931
80	@, L	Maidenform Brands, Inc.	1,302
6,300	L	Nike, Inc.	428,400
100	L	Oxford Industries, Inc.	2,253
140	@, L	Skechers USA, Inc.	2,829
1,700		VF Corp.	131,767
170	@, L	Volcom, Inc.	3,436
360	@, L	Warnaco Group, Inc.	14,198
430		Wolverine World Wide, Inc.	12,474
			626,234
		Auto Manufacturers: 0.1%
13,000	@@	Fuji Heavy Industries Ltd.	55,026
7,300	@@	Nissan Motor Co., Ltd.	61,202
610	L	Oshkosh Truck Corp.	22,131
780	L	Wabash National Corp.	7,012
			145,371
		Auto Parts & Equipment: 0.2%
720	L	BorgWarner, Inc.	30,982
6,600		Johnson Controls, Inc.	223,080
470	@, L	Lear Corp.	12,178
6	@@	Sumitomo Rubber Industries, Inc.	46
			266,286
		Banks: 2.2%
390	L	Associated Banc-Corp.	10,386
5,207	@@	Banco Bilbao Vizcaya Argentaria SA	114,504
890	L	Bank Mutual Corp.	9,559
2,900		Bank of America Corp.	109,939
3,400	@@	Bank of Ireland - Dublin Exchange	50,678
1,194	@@	Bank of Ireland - London Exchange	17,719
8,300		Bank of New York Mellon Corp.	346,359
7,000	@@	Bank of Yokohama Ltd.	47,899
9,127	@@	Barclays PLC	82,341
710	L	Boston Private Financial Holdings, Inc.	7,519
1,700	L	Capital One Financial Corp.	83,674
410	L	Cascade Bancorp.	3,920
920	L	Cathay General Bancorp.	19,072
490	L	Central Pacific Financial Corp.	9,237
1,610	L	Colonial BancGroup, Inc.	15,504
140	L	Community Bank System, Inc.	3,438
170	L	Corus Bankshares, Inc.	1,654

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
777	@@	Deutsche Bank AG	$88,182
430	L	East-West Bancorp., Inc.	7,633
420	L	First Community Bancorp., Inc.	11,277
3,301	@@	Fortis	82,945
102	L	Frontier Financial Corp.	1,803
500	L	Glacier Bancorp., Inc.	9,585
600		Hanmi Financial Corp.	4,434
9,590	@@	HSBC Holdings PLC	157,984
3,864	L	Marshall & Ilsley Corp.	89,645
10,000	@@	Mitsubishi UFJ Financial Group, Inc.	87,478
350		Nara Bancorp., Inc.	4,547
3,098	@@	National Australia Bank Ltd.	85,677
750	L	National Penn Bancshares, Inc.	13,643
250	L	Old National Bancorp.	4,500
420	L	Prosperity Bancshares, Inc.	12,037
18,100	L	Regions Financial Corp.	357,475
200	@, L	Signature Bank	5,100
3,700		State Street Corp.	292,300
180	L	Sterling Bancorp.	2,795
360		Sterling Financial Corp.	5,620
8,000	@@	Sumitomo Trust & Banking Co., Ltd.	55,442
60	L	Susquehanna Bancshares, Inc.	1,222
870		UCBH Holdings, Inc.	6,751
600	@@, L	Uniao de Bancos Brasileiros SA GDR	69,984
19,953	@@	UniCredito Italiano S.p.A.	133,690
80	L	United Community Banks, Inc.	1,358
6,050	L	Wachovia Corp.	163,350
910	L	Webster Financial Corp.	25,362
50	L	Whitney Holding Corp.	1,240
800	L	Wilmington Trust Corp.	24,880
310	L	Wintrust Financial Corp.	10,835
			2,752,176
		Beverages: 0.3%
2,000		Anheuser-Busch Cos., Inc.	94,900
50	@	Boston Beer Co., Inc.	2,377
6,582	@@	C&C Group PLC	41,062
5,300	@, L	Constellation Brands, Inc.	93,651
260	@, L	Hansen Natural Corp.	9,178
3,300		Pepsi Bottling Group, Inc.	111,903
1,050		PepsiAmericas, Inc.	26,807
			379,878
		Biotechnology: 0.3%
310	@, L	Affymetrix, Inc.	5,397
4,300	@	Amgen, Inc.	179,654
1,300	@	Biogen Idec, Inc.	80,197
270	@, L	CryoLife, Inc.	2,538
310	@, L	Enzo Biochem, Inc.	2,818
320	@, L	Invitrogen Corp.	27,350
60	@, L	Lifecell Corp.	2,522
250	@, L	Martek Biosciences Corp.	7,643
1,340	@, L	Millennium Pharmaceuticals, Inc.	20,716
360	@, L	Regeneron Pharmaceuticals, Inc.	6,908
100	@, L	Savient Pharmaceuticals, Inc.	2,000
250	@, L	Vertex Pharmaceuticals, Inc.	5,973
			343,716
		Building Materials: 0.2%
350	L	Apogee Enterprises, Inc.	5,390
250	@, L	Drew Industries, Inc.	6,115
740		Gibraltar Industries, Inc.	8,680
2,182	@@	Italcementi S.p.A.	44,319
290		Lennox International, Inc.	10,431
9,000	L	Masco Corp.	178,470
410	@, L	NCI Building Systems, Inc.	9,922
120		Simpson Manufacturing Co., Inc.	3,262
70	L	Texas Industries, Inc.	4,208
600		Trane, Inc.	27,540
60	L	Universal Forest Products, Inc.	1,932
			300,269
		Chemicals: 1.0%
200		Air Products & Chemicals, Inc.	18,400
280	L	Airgas, Inc.	12,732
50	L	Albemarle Corp.	1,826
250	L	Cabot Corp.	7,000
200		CF Industries Holdings, Inc.	20,724
7,649	@@	Croda International	100,562
350		Cytec Industries, Inc.	18,848
4,100		Ecolab, Inc.	178,063
8,900		EI Du Pont de Nemours & Co.	416,164
590	L	Georgia Gulf Corp.	4,089
90	L	HB Fuller Co.	1,837
500	L	International Flavors & Fragrances, Inc.	22,025
460		Lubrizol Corp.	25,535
240	L	Minerals Technologies, Inc.	15,072

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
70	L	NewMarket Corp.	$5,282
1,020	L	Olin Corp.	20,155
110	@, L	OM Group, Inc.	5,999
190	@	PolyOne Corp.	1,210
2,000		PPG Industries, Inc.	121,020
177		Quaker Chemical Corp.	5,538
100		RPM International, Inc.	2,094
120		Schulman A, Inc.	2,464
3,300	L	Sigma-Aldrich Corp.	196,845
10,000	@@	Sumitomo Chemical Co., Ltd.	64,548
270	@, L	Terra Industries, Inc.	9,593
340	L	Tronox, Inc.	1,326
90		Valspar Corp.	1,786
100		Zep, Inc.	1,622
			1,282,359
		Coal: 0.0%
500		Arch Coal, Inc.	21,750
510	L	Massey Energy Co.	18,615
140	@, L	Patriot Coal Corp.	6,576
			46,941
		Commercial Services: 0.5%
110		Administaff, Inc.	2,597
370	@, L	Alliance Data Systems Corp.	17,579
150	@, L	AMN Healthcare Services, Inc.	2,313
1,600	@, L	Apollo Group, Inc. - Class A	69,120
250	L	Arbitron, Inc.	10,790
70	@, L	Bankrate, Inc.	3,492
150	L	Bowne & Co., Inc.	2,288
6,064	@@	Brambles Ltd.	55,427
120	@	Bright Horizons Family Solutions, Inc.	5,165
440	@, L	Career Education Corp.	5,597
100		CDI Corp.	2,505
190	L	Chemed Corp.	8,018
300	@, W	ChoicePoint, Inc.	14,280
30	@, L	Consolidated Graphics, Inc.	1,682
200	L	Corporate Executive Board Co.	8,096
190	L	DeVry, Inc.	7,950
200	@	Gartner, Inc.	3,868
30		Global Payments, Inc.	1,241
170	L	Heidrick & Struggles International, Inc.	5,530
160	@, L	ITT Educational Services, Inc.	7,349
40	@, L	Kendle International, Inc.	1,797
250	@, L	Live Nation, Inc.	3,033
440		Manpower, Inc.	24,754
280	L	MAXIMUS, Inc.	10,279
1,100	L	Moody’s Corp.	38,313
580	@, L	MPS Group, Inc.	6,856
200	@, L	Navigant Consulting, Inc.	3,796
380	@, L	On Assignment, Inc.	2,413
60	@, L	Parexel International Corp.	1,566
300		Pharmaceutical Product Development, Inc.	12,570
70	@, L	Pharmanet Development Group	1,766
90	@, L	Pre-Paid Legal Services, Inc.	3,817
500	@	Rent-A-Center, Inc.	9,175
1,000	L	Robert Half International, Inc.	25,740
740	L	Rollins, Inc.	13,091
5,800		RR Donnelley & Sons Co.	175,798
920		Service Corp. International	9,329
380	L	Sotheby’s	10,986
185	@, L	Spherion Corp.	1,132
50	L	Strayer Education, Inc.	7,625
410	@, L	TrueBlue, Inc.	5,510
200	@, L	United Rentals, Inc.	3,768
1,583	@@	USG People NV	37,548
860	@, L	Valassis Communications, Inc.	9,331
125	@, L	Volt Information Sciences, Inc.	2,120
260		Watson Wyatt Worldwide, Inc.	14,755
			671,755
		Computers: 1.7%
2,000	@	Affiliated Computer Services, Inc.	100,220
50	@, L	Ansoft Corp.	1,526
2,700	@	Apple, Inc.	387,450
247	@, L	CACI International, Inc.	11,251
1,100	@, L	Cadence Design Systems, Inc.	11,748
1,549	@@	Capgemini SA	88,200
460	@	Ciber, Inc.	2,254
6,100	@	Dell, Inc.	121,512
100	L	Diebold, Inc.	3,755
250	@, L	DST Systems, Inc.	16,435
12,000	@, L	EMC Corp.	172,080
8,650		Hewlett-Packard Co.	394,959
4,600		International Business Machines Corp.	529,644
200	L	Jack Henry & Associates, Inc.	4,934

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
2,600	@	Lexmark International, Inc.	$79,872
210	@, L	Mercury Computer Systems, Inc.	1,180
600	@, L	Micros Systems, Inc.	20,196
150	L	MTS Systems Corp.	4,839
900	@	NCR Corp.	20,547
170	@	Planar Systems, Inc.	682
270	@, L	Radiant Systems, Inc.	3,772
400	@, L	Radisys Corp.	4,036
700	@, L	Sandisk Corp.	15,799
60	@	SI International, Inc.	1,151
240	@, L	SRA International, Inc.	5,834
90	@, L	Stratasys, Inc.	1,602
230	@, L	Synaptics, Inc.	5,492
830	@	Synopsys, Inc.	18,849
800	@	Teradata Corp.	17,648
870	@, L	Western Digital Corp.	23,525
			2,070,992
		Cosmetics/Personal Care: 0.4%
370		Alberto-Culver Co.	10,142
170	@, L	Chattem, Inc.	11,278
7,350		Procter & Gamble Co.	515,015
			536,435
		Distribution/Wholesale: 0.1%
520	@	Brightpoint, Inc.	4,347
290	L	Fastenal Co.	13,320
450	@, L	Fossil, Inc.	13,743
190	@	Ingram Micro, Inc.	3,008
820	@, L	LKQ Corp.	18,425
240	L	Owens & Minor, Inc.	9,442
70	@, L	Scansource, Inc.	2,533
3,200	@@	Sumitomo Corp.	42,652
500	@, L	Tech Data Corp.	16,400
280	@, L	United Stationers, Inc.	13,356
80	L	Watsco, Inc.	3,314
			140,540
		Diversified Financial Services: 1.4%
1,400		American Express Co.	61,208
500		Ameriprise Financial, Inc.	25,925
2,800		Citigroup, Inc.	59,976
400	L	CME Group, Inc.	187,640
1,700	L	Countrywide Financial Corp.	9,350
3,700		Discover Financial Services	60,569
840	L	Eaton Vance Corp.	25,628
3,200		Fannie Mae	84,224
330	L	Financial Federal Corp.	7,197
1,900	L	Freddie Mac	48,108
2,200		Goldman Sachs Group, Inc.	363,858
200	@	IntercontinentalExchange, Inc.	26,100
170	@, L	Investment Technology Group, Inc.	7,851
150	L	Jefferies Group, Inc.	2,420
13,600		JPMorgan Chase & Co.	584,120
330	@, L	LaBranche & Co., Inc.	1,436
1,500		Lehman Brothers Holdings, Inc.	56,460
1,700		Nyse Euronext	104,907
230	L	OptionsXpress Holdings, Inc.	4,763
210	@, L	Portfolio Recovery Associates, Inc.	9,007
1,250		Raymond James Financial, Inc.	28,725
340	L	SWS Group, Inc.	4,158
90	@	World Acceptance, Corp.	2,867
			1,766,497
		Electric: 1.3%
577		Alliant Energy Corp.	20,201
400		American Electric Power Co., Inc.	16,652
1,420	@	Aquila, Inc.	4,558
50	L	Central Vermont Public Service Corp.	1,195
1,600		Constellation Energy Group, Inc.	141,232
7,000		Dominion Resources, Inc.	285,880
200		DPL, Inc.	5,128
18,500		Duke Energy Corp.	330,225
540		Energy East Corp.	13,025
2,200		FirstEnergy Corp.	150,964
5,300		FPL Group, Inc.	332,522
700	L	Hawaiian Electric Industries	16,709
990		MDU Resources Group, Inc.	24,305
170		Northeast Utilities	4,172
230		OGE Energy Corp.	7,169
1,800		PPL Corp.	82,656
510	L	Puget Energy, Inc.	13,194
1,000	@@	RWE AG	123,520
330		SCANA Corp.	12,071
3,305	@@	Scottish & Southern Energy PLC	92,185
10		Wisconsin Energy Corp.	440
			1,678,003

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.2%
350	W	Ametek, Inc.	$15,369
250	L	Belden CDT, Inc.	8,830
100	@, L	Energizer Holdings, Inc.	9,048
500	L	Hubbell, Inc.	21,845
160	@	Littelfuse, Inc.	5,595
892	@@	Schneider Electric SA	115,231
			175,918
		Electronics: 0.7%
5,200	@	Agilent Technologies, Inc.	155,116
180		Amphenol Corp.	6,705
80	L	Analogic Corp.	5,323
4,300		Applera Corp. - Applied Biosystems Group	141,298
750	@	Arrow Electronics, Inc.	25,238
700	@	Avnet, Inc.	22,911
720	@, L	Benchmark Electronics, Inc.	12,924
320		Brady Corp.	10,698
200	@, L	Checkpoint Systems, Inc.	5,370
589		CTS Corp.	6,302
240	@, L	Cymer, Inc.	6,250
100	@, L	Dionex Corp.	7,699
240	@, L	Electro Scientific Industries, Inc.	3,955
190	@, L	Faro Technologies, Inc.	5,924
570	@, L	Flir Systems, Inc.	17,151
90	@, L	Itron, Inc.	8,121
4,500		Jabil Circuit, Inc.	42,570
2,750	@@	Koninklijke Philips Electronics NV	105,270
250	@, L	LoJack Corp.	3,160
460		Methode Electronics, Inc.	5,377
640	L	National Instruments Corp.	16,730
1,100	@@	Nidec Corp.	67,879
120	@, L	Plexus Corp.	3,366
380		Technitrol, Inc.	8,789
2,800	@	Thermo Electron Corp.	159,152
550	@, L	Thomas & Betts Corp.	20,004
500	@, L	Trimble Navigation Ltd.	14,295
494	@, L	TTM Technologies, Inc.	5,592
600	@@	Tyco Electronics Ltd.	20,592
110	@, L	Varian, Inc.	6,371
300	@	Vishay Intertechnology, Inc.	2,718
60	L	Woodward Governor Co.	1,603
			924,453
		Energy - Alternate Sources: 0.0%
380	@, L	Headwaters, Inc.	5,012
			5,012
		Engineering & Construction: 0.2%
210	@	Dycom Industries, Inc.	2,522
630	@	EMCOR Group, Inc.	13,992
700		Fluor Corp.	98,812
580		Granite Construction, Inc.	18,972
840		KBR, Inc.	23,293
480	@, L	Shaw Group, Inc.	22,627
270	@	URS Corp.	8,826
			189,044
		Entertainment: 0.0%
400		International Speedway Corp.	16,480
620	@, L	Macrovision Corp.	8,370
80	@, L	Scientific Games Corp.	1,689
310	@, L	Shuffle Master, Inc.	1,659
			28,198
		Environmental Control: 0.1%
5,600	@	Allied Waste Industries, Inc.	60,536
315	@, L	Waste Connections, Inc.	9,683
			70,219
		Food: 1.3%
55,000	@@	China Yurun Food Group Ltd.	69,947
300		Corn Products International, Inc.	11,142
470	L	Flowers Foods, Inc.	11,633
5,626		General Mills, Inc.	336,885
240	@, L	Great Atlantic & Pacific Tea Co.	6,293
350	@, L	Hain Celestial Group, Inc.	10,325
4,400		HJ Heinz Co.	206,668
112		Hormel Foods Corp.	4,666
4,700	L	Kellogg Co.	247,032
60	L	Nash Finch Co.	2,039
444	@@	Nestle SA	221,930
180	@	Performance Food Group Co.	5,882
170	@, L	Ralcorp Holdings, Inc.	9,886
630	L	Ruddick Corp.	23,222
14,300		Sara Lee Corp.	199,914
350	@, L	Smithfield Foods, Inc.	9,016
7,169	@@	Tate & Lyle PLC	76,872
12,127	@@	Tesco PLC	91,396

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
200	@, L	TreeHouse Foods, Inc.	$4,572
70	@, L	United Natural Foods, Inc.	1,310
599	@@, L	Wimm-Bill-Dann Foods OJSC ADR	61,386
			1,612,016
		Forest Products & Paper: 0.1%
740	@	Buckeye Technologies, Inc.	8,258
900		International Paper Co.	24,480
140	L	Neenah Paper, Inc.	3,609
410	L	Rock-Tenn Co.	12,288
60	L	Schweitzer-Mauduit International, Inc.	1,388
4,182	@, @@	Smurfit Kappa PLC	50,397
400		Temple-Inland, Inc.	5,088
330	L	Wausau Paper Corp.	2,726
			108,234
		Gas: 0.1%
200		Atmos Energy Corp.	5,100
550		Energen Corp.	34,265
310	L	Laclede Group, Inc.	11,045
480		New Jersey Resources Corp.	14,904
320	L	Northwest Natural Gas Co.	13,901
370	L	Piedmont Natural Gas Co.	9,716
110	L	South Jersey Industries, Inc.	3,862
930		Southern Union Co.	21,641
799		UGI Corp.	19,911
230		Vectren Corp.	6,171
870		WGL Holdings, Inc.	27,892
			168,408
		Hand/Machine Tools: 0.2%
270	L	Baldor Electric Co.	7,560
1,600		Black & Decker Corp.	105,760
170	L	Kennametal, Inc.	5,003
170		Lincoln Electric Holdings, Inc.	10,963
350		Regal-Beloit Corp.	12,821
900		Snap-On, Inc.	45,765
1,300	L	Stanley Works	61,906
			249,778
		Healthcare - Products: 0.9%
110	@, L	Abaxism, Inc.	2,549
180	@, L	Arthrocare Corp.	6,003
1,400		Baxter International, Inc.	80,948
2,900	@	Boston Scientific Corp.	37,323
110	L	Cooper Cos., Inc.	3,787
800	@@	Covidien Ltd.	35,400
600		CR Bard, Inc.	57,840
160	@, L	Cyberonics	2,320
828		Densply International, Inc.	31,961
340	@, L	Edwards Lifesciences Corp.	15,147
140	@	Gen-Probe, Inc.	6,748
30	@, L	Haemonetics Corp.	1,787
360	@, L	Henry Schein, Inc.	20,664
300	@, L	Hillenbrand Industries, Inc.	14,340
402	@, L	Hologic, Inc.	22,351
270	@, L	ICU Medical, Inc.	7,768
354	@, L	Idexx Laboratories, Inc.	17,438
310	@, L	Immucor, Inc.	6,615
140	@	Intuitive Surgical, Inc.	45,409
120		Invacare Corp.	2,674
6,000		Johnson & Johnson	389,220
60	@, L	Kensey Nash Corp.	1,737
290	@, L	Kinetic Concepts, Inc.	13,407
90	L	LCA-Vision, Inc.	1,125
5,300		Medtronic, Inc.	256,361
140	L	Mentor Corp.	3,601
140	L	Meridian Bioscience, Inc.	4,680
100	@, L	Merit Medical Systems, Inc.	1,583
330	@	Osteotech, Inc.	1,568
100	@, L	PSS World Medical, Inc.	1,666
100	@, L	Resmed, Inc.	4,218
900	@, L	St. Jude Medical, Inc.	38,871
230	L	Steris Corp.	6,171
30	@, L	SurModics, Inc.	1,256
110	@, L	Techne Corp.	7,410
30	L	Vital Signs, Inc.	1,520
80	L	West Pharmaceutical Services, Inc.	3,538
			1,157,004
		Healthcare - Services: 0.5%
2,400		Aetna, Inc.	101,016
60	@, L	Air Methods Corp.	2,902
170	@, L	Amedisys, Inc.	6,688
370	@, L	AMERIGROUP Corp.	10,112
230	@, L	Amsurg Corp.	5,446
100	@, L	Apria Healthcare Group, Inc.	1,975
310	@, L	Centene Corp.	4,321

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
140	@, W, L	Covance, Inc.	$11,616
2,650	@	Coventry Health Care, Inc.	106,928
1,309	@@	Fresenius Medical Care AG & Co. KGaA	65,771
100	@	Gentiva Health Services, Inc.	2,176
650	@	Health Net, Inc.	20,020
210	@, L	Healthways, Inc.	7,421
1,000	@	Humana, Inc.	44,860
90	@	LHC Group, Inc.	1,512
420	@, L	Lincare Holdings, Inc.	11,806
80	@, L	Matria Healthcare, Inc.	1,784
150	@, L	Molina Healthcare, Inc.	3,663
210	@, L	Odyssey HealthCare, Inc.	1,890
330	@, L	Pediatrix Medical Group, Inc.	22,242
100	@, L	RehabCare Group, Inc.	1,500
70	@	Res-Care, Inc.	1,201
150	@, L	Sunrise Senior Living, Inc.	3,342
4,100		UnitedHealth Group, Inc.	140,876
170	@, L	WellCare Health Plans, Inc.	6,622
1,600	@	WellPoint, Inc.	70,608
			658,298
		Holding Companies - Diversified: 0.1%
643	@@	LVMH Moet Hennessy Louis Vuitton SA	71,533
			71,533
		Home Builders: 0.1%
340	@, L	Champion Enterprises, Inc.	3,410
20,000	@, @@	Haseko Corp.	29,803
440	@, L	Hovnanian Enterprises, Inc.	4,664
1,700	L	KB Home	42,041
200		M/I Homes, Inc.	3,396
190		MDC Holdings, Inc.	8,320
30	@, L	NVR, Inc.	17,925
1,600	L	Pulte Homes, Inc.	23,280
100	L	Ryland Group, Inc.	3,289
538	L	Thor Industries, Inc.	16,016
690	@, L	Toll Brothers, Inc.	16,201
			168,345
		Home Furnishings: 0.1%
340	L	Ethan Allen Interiors, Inc.	9,666
900	L	Furniture Brands International, Inc.	10,530
3,000	@@	Matsushita Electric Industrial Co., Ltd.	65,211
80	@, L	Universal Electronics, Inc.	1,937
			87,344
		Household Products/Wares: 0.4%
970		American Greetings Corp.	17,994
190	L	Blyth, Inc.	3,747
270	@	Central Garden & Pet Co.	1,199
2,800		Clorox Co.	158,592
5,000		Kimberly-Clark Corp.	322,750
330	L	Tupperware Corp.	12,764
40		WD-40 Co.	1,330
			518,376
		Housewares: 0.1%
70		Libbey, Inc.	1,179
2,300		Newell Rubbermaid, Inc.	52,601
350	L	Toro Co.	14,487
			68,267
		Insurance: 2.0%
2,900	@@	ACE Ltd.	159,674
6,600	@@	Aegon NV	96,852
2,900		Aflac, Inc.	188,355
800	L	AMBAC Financial Group, Inc.	4,600
961	L	American Financial Group, Inc.	24,563
7,500	L	American International Group, Inc.	324,375
800		Arthur J. Gallagher & Co.	18,896
910	L	Brown & Brown, Inc.	15,816
9,500		Chubb Corp.	470,060
160	L	Commerce Group, Inc.	5,770
470		Delphi Financial Group	13,738
520	@@	Everest Re Group Ltd.	46,556
600	L	Fidelity National Title Group, Inc.	10,998
140		First American Corp.	4,752
430		Hanover Insurance Group, Inc.	17,690
1,892		Hartford Financial Services Group, Inc.	143,357
1,120		HCC Insurance Holdings, Inc.	25,413
40	L	Hilb Rogal & Hobbs Co.	1,259
340		Horace Mann Educators Corp.	5,943
30	L	Infinity Property & Casualty Corp.	1,248
40	L	Landamerica Financial Group, Inc.	1,579
42,394	@@	Legal & General Group PLC	106,384
130		Mercury General Corp.	5,760
4,850		Metlife, Inc.	292,261
200	@, L	Navigators Group, Inc.	10,880
516	@	Philadelphia Consolidated Holding Co.	16,615

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
700		PMI Group, Inc.	$4,074
330	L	Presidential Life Corp.	5,755
300	@, L	ProAssurance Corp.	16,149
220		Protective Life Corp.	8,923
240		RLI Corp.	11,897
190		Safety Insurance Group, Inc.	6,485
544	L	Selective Insurance Group	12,991
250		Stancorp Financial Group, Inc.	11,928
170	L	Tower Group, Inc.	4,279
3,900		Travelers Cos., Inc.	186,615
210	L	United Fire & Casualty Co.	7,854
340	L	Unitrin, Inc.	12,016
971		WR Berkley Corp.	26,887
250		Zenith National Insurance Corp.	8,965
366	@@	Zurich Financial Services AG	115,366
			2,453,578
		Internet: 0.4%
1,200	@, L	Amazon.com, Inc.	85,560
500	@, L	Avocent Corp.	8,450
290	@, L	Blue Coat Systems, Inc.	6,392
200	@, L	Blue Nile, Inc.	10,830
420	@, L	Cybersource Corp.	6,136
210	@, L	DealerTrack Holdings, Inc.	4,246
200	@, L	Digital River, Inc.	6,194
1,700	@	eBay, Inc.	50,728
2,300	@, L	Expedia, Inc.	50,347
300	@	Google, Inc. - Class A	132,141
150	@, L	Infospace, Inc.	1,736
410	@, L	j2 Global Communications, Inc.	9,151
100	@, L	Knot, Inc.	1,175
657	@	McAfee, Inc.	21,740
200	@, L	NetFlix, Inc.	6,930
670	@, L	Perficient, Inc.	5,320
520	@, L	Secure Computing Corp.	3,354
290	@	Stamps.com, Inc.	2,975
5,100	@	Symantec Corp.	84,762
460		United Online, Inc.	4,858
350	@, L	Valueclick, Inc.	6,038
430	@, L	Websense, Inc.	8,063
			517,126
		Investment Companies: 0.0%
430	L	Apollo Investment Corp.	6,807
			6,807
		Iron/Steel: 0.2%
200	L	Carpenter Technology Corp.	11,194
140	L	Cleveland-Cliffs, Inc.	16,775
400		Reliance Steel & Aluminum Co.	23,944
220		Steel Dynamics, Inc.	7,269
17,000	@@	Sumitomo Metal Industries Ltd.	65,132
800	L	United States Steel Corp.	101,496
			225,810
		Leisure Time: 0.0%
1,210		Callaway Golf Co.	17,763
343	L	Polaris Industries, Inc.	14,066
200	@, L	WMS Industries, Inc.	7,194
			39,023
		Lodging: 0.0%
50	@, L	Monarch Casino & Resort, Inc.	886
900		Starwood Hotels & Resorts Worldwide, Inc.	46,575
			47,461
		Machinery - Construction & Mining: 0.4%
4,804	@@	Atlas Copco AB - Class B	75,485
2,600		Caterpillar, Inc.	203,554
3,100	@@	Hitachi Construction Machinery Co., Ltd.	78,613
430	L	Joy Global, Inc.	28,019
1,600	@	Terex Corp.	100,000
			485,671
		Machinery - Diversified: 0.2%
500	@, L	AGCO Corp.	29,940
310		Applied Industrial Technologies, Inc.	9,266
60	L	Briggs & Stratton Corp.	1,074
50	L	Cascade Corp.	2,466
300	L	Cognex Corp.	6,549
1,800		Cummins, Inc.	84,276
320		Flowserve Corp.	33,402
380	@, L	Gardner Denver, Inc.	14,098
980	L	IDEX Corp.	30,076
160	@, L	Intevac, Inc.	2,072
30	L	Lindsay Manufacturing Co.	3,074
100		Nordson Corp.	5,385
160		Robbins & Myers, Inc.	5,224
370		Roper Industries, Inc.	21,993
200	L	Wabtec Corp.	7,532

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
440	@	Zebra Technologies Corp.	$14,661
			271,088
		Media: 0.6%
1,700		Clear Channel Communications, Inc.	49,674
4,200	@	DIRECTV Group, Inc.	104,118
90	L	Factset Research Systems, Inc.	4,848
1,700		McGraw-Hill Cos., Inc.	62,815
300	@, L	Scholastic Corp.	9,081
2,880	@@	Vivendi	112,655
11,200		Walt Disney Co.	351,456
100		Washington Post	66,150
			760,797
		Metal Fabricate/Hardware: 0.0%
110	L	AM Castle & Co.	2,970
200		Commercial Metals Co.	5,994
40		Lawson Products	1,102
340	L	Mueller Industries, Inc.	9,809
183	L	Quanex Corp.	9,468
40		Valmont Industries, Inc.	3,516
690		Worthington Industries	11,640
			44,499
		Mining: 0.3%
4,582	@@	BHP Billiton Ltd.	150,569
110	@, L	Brush Engineered Materials, Inc.	2,824
90	@	Century Aluminum Co.	5,962
1,600		Freeport-McMoRan Copper & Gold, Inc.	153,952
50	@, L	RTI International Metals, Inc.	2,261
4,000	@@	Sumitomo Metal Mining Co., Ltd.	75,512
			391,080
		Miscellaneous Manufacturing: 1.8%
380		Acuity Brands, Inc.	16,321
110	L	AO Smith Corp.	3,616
396		Aptargroup, Inc.	15,416
170	L	Barnes Group, Inc.	3,902
100		Brink’s Co.	6,718
300		Carlisle Cos., Inc.	10,032
220	@, L	Ceradyne, Inc.	7,031
270	L	Clarcor, Inc.	9,599
580	L	Crane Co.	23,403
200	L	Donaldson Co., Inc.	8,056
5,300		Dover Corp.	221,434
3,600		Eaton Corp.	286,812
350	@, L	EnPro Industries, Inc.	10,917
23,750		General Electric Co.	878,988
180	@, L	Griffon Corp.	1,548
350		Harsco Corp.	19,383
2,200		Honeywell International, Inc.	124,124
5,500	@@	Konica Minolta Holdings, Inc.	75,668
4,400	L	Leggett & Platt, Inc.	67,100
150	@	Lydall, Inc.	1,718
70	L	Matthews International Corp. - Class A	3,378
290	L	Myers Industries, Inc.	3,808
3,000		Parker Hannifin Corp.	207,810
560	L	Pentair, Inc.	17,864
1,462	@@	Siemens AG	159,803
190		SPX Corp.	19,931
460	@, L	Sturm Ruger & Co., Inc.	3,790
187		Teleflex, Inc.	8,922
900		Textron, Inc.	49,878
			2,266,970
		Office Furnishings: 0.0%
461	L	Herman Miller, Inc.	11,327
580	L	HNI, Corp.	15,596
290	L	Interface, Inc.	4,075
			30,998
		Office/Business Equipment: 0.0%
1,900		Xerox Corp.	28,443
			28,443
		Oil & Gas: 4.3%
2,000		Anadarko Petroleum Corp.	126,060
800		Apache Corp.	96,656
220	@, L	Atwood Oceanics, Inc.	20,178
10	@, L	Bill Barrett Corp.	473
320		Cabot Oil & Gas Corp.	16,269
11,727		Chevron Corp.	1,001,017
500	L	Cimarex Energy Co.	27,370
8,300		ConocoPhillips	632,543
980	@	Denbury Resources, Inc.	27,979
2,400		Devon Energy Corp.	250,392
400	@, L	Encore Acquisition Co.	16,112
2,200		ENSCO International, Inc.	137,764
3,125	@@	ERG S.p.A.	70,361
21,400		ExxonMobil Corp.	1,810,012

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
500	@, L	Forest Oil Corp.	$24,480
420		Frontier Oil Corp.	11,449
446	L	Helmerich & Payne, Inc.	20,904
600		Hess Corp.	52,908
1,100		Marathon Oil Corp.	50,160
240	@	Newfield Exploration Co.	12,684
1,100		Noble Energy, Inc.	80,080
4,900		Occidental Petroleum Corp.	358,533
500		Patterson-UTI Energy, Inc.	13,090
30	L	Penn Virginia Corp.	1,323
994	@@	Petroleo Brasileiro SA ADR	101,497
30	@	Petroleum Development Corp.	2,078
400	@, L	Petroquest Energy, Inc.	6,936
280	@, L	Pioneer Drilling Co.	4,460
100		Pioneer Natural Resources Co.	4,912
317	@, L	Plains Exploration & Production Co.	16,845
1,250	@	Pride International, Inc.	43,688
140	@, L	Quicksilver Resources, Inc.	5,114
3,494	@@	Royal Dutch Shell PLC - Class B	117,700
840	@, L	Southwestern Energy Co.	28,300
320	L	St. Mary Land & Exploration Co.	12,320
280	@, L	Stone Energy Corp.	14,647
260	@, L	Swift Energy Co.	11,697
1,700	@@	Total SA	125,943
240	@	Unit Corp.	13,596
600		Valero Energy Corp.	29,466
			5,397,996
		Oil & Gas Services: 0.3%
160	@, L	Basic Energy Services, Inc.	3,533
90	@, L	Dril-Quip, Inc.	4,182
290	@, L	Exterran Holdings, Inc.	18,717
350	@, L	FMC Technologies, Inc.	19,912
450	@	Grant Prideco, Inc.	22,149
90		Gulf Island Fabrication, Inc.	2,585
490	@, L	Helix Energy Solutions Group, Inc.	15,435
160	@, L	Hornbeck Offshore Services, Inc.	7,307
260	@, L	ION Geophysical Corp.	3,588
120	L	Lufkin Industries, Inc.	7,658
30	@, L	NATCO Group, Inc.	1,403
1,100	@, L	National Oilwell Varco, Inc.	64,218
340	@, L	Oceaneering International, Inc.	21,420
3,900	@, @@	Petroleum Geo-Services ASA	96,823
210	@, L	SEACOR Holdings, Inc.	17,926
170	@, L	Superior Energy Services	6,735
299	@	Transocean, Inc.	40,425
180	@, L	W-H Energy Services, Inc.	12,393
			366,409
		Packaging & Containers: 0.1%
1,200		Ball Corp.	55,128
180	L	Chesapeake Corp.	866
610		Packaging Corp. of America	13,621
1,400	@	Pactiv Corp.	36,694
590		Sonoco Products Co.	16,892
			123,201
		Pharmaceuticals: 1.6%
70	@, L	Alpharma, Inc.	1,835
2,100		AmerisourceBergen Corp.	86,058
2,078	@@	AstraZeneca PLC	77,945
250	@, L	Cephalon, Inc.	16,100
300	@, L	Cubist Pharmaceuticals, Inc.	5,526
7,800		Eli Lilly & Co.	402,402
490	@, L	Endo Pharmaceuticals Holdings, Inc.	11,731
2,100	@	Forest Laboratories, Inc.	84,021
800	@, L	Gilead Sciences, Inc.	41,224
4,007	@@	GlaxoSmithKline PLC	84,756
220	@	HealthExtras, Inc.	5,465
700	@	Medco Health Solutions, Inc.	30,653
500		Medicis Pharmaceutical Corp.	9,845
7,600		Merck & Co., Inc.	288,420
694	@@	Merck KGaA	86,164
190	@	NBTY, Inc.	5,691
160	@, L	Noven Pharmaceuticals, Inc.	1,437
830	@@	Omega Pharma SA	38,455
500	L	Omnicare, Inc.	9,080
200	@	Par Pharmaceutical Cos., Inc.	3,478
300	L	Perrigo Co.	11,319
280	@, L	PetMed Express, Inc.	3,105
27,400		Pfizer, Inc.	573,482
743	@@	Roche Holding AG	140,033
490	@, L	Salix Pharmaceuticals Ltd.	3,077
260	@, L	Sciele Pharma, Inc.	5,070
360	@, L	Sepracor, Inc.	7,027
450	@	Theragenics Corp.	1,773

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
100	@, L	USANA Health Sciences, Inc.	$2,203
420	@, L	VCA Antech, Inc.	11,487
470	@, L	Viropharma, Inc.	4,202
			2,053,064
		Pipelines: 0.1%
140	L	Equitable Resources, Inc.	8,246
650		National Fuel Gas Co.	30,687
780		Oneok, Inc.	34,811
2,600	L	Williams Cos., Inc.	85,748
			159,492
		Real Estate: 0.1%
4,000	@@	Cheung Kong Holdings Ltd.	57,587
180	@, L	Forestar Real Estate Group, Inc.	4,484
140	L	Jones Lang LaSalle, Inc.	10,828
3,000	@@	Mitsui Fudosan Co., Ltd.	60,350
			133,249
		Retail: 1.7%
1,100	L	Abercrombie & Fitch Co.	80,454
100		Advance Auto Parts, Inc.	3,405
325	@	Aeropostale, Inc.	8,811
699		American Eagle Outfitters	12,239
200	@, L	AnnTaylor Stores Corp.	4,836
1,100	@	Autozone, Inc.	125,213
260	L	Barnes & Noble, Inc.	7,969
2,800	L	Best Buy Co., Inc.	116,088
2,300	@, L	Big Lots, Inc.	51,290
490	@, L	BJ’s Wholesale Club, Inc.	17,488
100		Bob Evans Farms, Inc.	2,759
200	L	Brown Shoe Co., Inc.	3,014
120	@, L	Buffalo Wild Wings, Inc.	2,940
200	@, L	Carmax, Inc.	3,884
330	L	Casey’s General Stores, Inc.	7,458
180	L	Cash America International, Inc.	6,552
460	L	Cato Corp.	6,872
100		CBRL Group, Inc.	3,577
210	@, L	CEC Entertainment, Inc.	6,065
270	@, L	Charlotte Russe Holding, Inc.	4,682
700	@, L	Chico’s FAS, Inc.	4,977
160	@, L	Chipotle Mexican Grill, Inc.	18,149
540	L	Christopher & Banks Corp.	5,395
6,300	@	Coach, Inc.	189,945
230	@, L	Copart, Inc.	8,915
3,900		Costco Wholesale Corp.	253,383
240	@, L	Dick’s Sporting Goods, Inc.	6,427
410	@	Dollar Tree, Inc.	11,312
3,000	@@	Don Quijote Co., Ltd.	55,017
340	@, L	Dress Barn, Inc.	4,400
3,600	L	Family Dollar Stores, Inc.	70,200
630	@, L	First Cash Financial Services, Inc.	6,508
2,000	@, L	GameStop Corp.	103,420
190		Guess ?, Inc.	7,689
230	@, L	Gymboree Corp.	9,172
660	@, L	Hanesbrands, Inc.	19,272
250	@	Insight Enterprises, Inc.	4,375
520	@, L	Jack in the Box, Inc.	13,972
300	@, L	JOS A Bank Clothiers, Inc.	6,150
61	L	Landry’s Restaurants, Inc.	993
110	L	Longs Drug Stores Corp.	4,671
2,400		McDonald’s Corp.	133,848
472	L	Men’s Wearhouse, Inc.	10,983
220		Movado Group, Inc.	4,288
100	@, L	O’Reilly Automotive, Inc.	2,852
300	@, L	Panera Bread Co.	12,567
170	@, L	PF Chang’s China Bistro, Inc.	4,835
320	L	Phillips-Van Heusen	12,134
1,100		Polo Ralph Lauren Corp.	64,119
3,076	@@	Punch Taverns PLC	32,895
500	@, L	Quiksilver, Inc.	4,905
2,600	L	RadioShack Corp.	42,250
130	@, L	Red Robin Gourmet Burgers, Inc.	4,884
590	L	Regis Corp.	16,219
200	L	Ross Stores, Inc.	5,992
180	@, L	School Specialty, Inc.	5,677
3,300	@@	Seven & I Holdings Co., Ltd.	83,752
538	@, L	Sonic Corp.	11,858
900	@, L	Starbucks Corp.	15,750
2,000	L	Supervalu, Inc.	59,960
240	@, L	Texas Roadhouse, Inc.	2,352
5,800		TJX Cos., Inc.	191,806
120	@, L	Tractor Supply Co.	4,742
212	@, L	Tween Brands, Inc.	5,245
640	@, L	Urban Outfitters, Inc.	20,064
2,200		Wal-Mart Stores, Inc.	115,896

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
210		World Fuel Services Corp.	$5,895
560	@	Zale Corp.	11,066
160	@	Zumiez, Inc.	2,510
			2,169,282
		Savings & Loans: 0.3%
332	L	Anchor Bancorp. Wisconsin, Inc.	6,298
520		Astoria Financial Corp.	14,123
520		BankAtlantic Bancorp., Inc.	2,033
930	L	Brookline Bancorp., Inc.	10,676
560	L	Dime Community Bancshares	9,789
800	L	First Niagara Financial Group, Inc.	10,872
310	@, L	FirstFed Financial Corp.	8,417
180	@, L	Guaranty Financial Group, Inc.	1,912
13,900		Hudson City Bancorp., Inc.	245,752
200		New York Community Bancorp., Inc.	3,644
1,100	L	Washington Mutual, Inc.	11,330
			324,846
		Semiconductors: 0.8%
3,200		Applied Materials, Inc.	62,432
600	@	Atmel Corp.	2,088
140	@, L	ATMI, Inc.	3,896
520	@	Axcelis Technologies, Inc.	2,912
170	@	Brooks Automation, Inc.	1,652
340	@, L	Cabot Microelectronics Corp.	10,931
381	L	Cohu, Inc.	6,191
200	@, L	Cree, Inc.	5,592
150	@, L	Cypress Semiconductor Corp.	3,542
110	@, L	Diodes, Inc.	2,416
540	@, L	DSP Group, Inc.	6,880
1,100	@, @@	Elpida Memory, Inc.	37,105
750	@	Fairchild Semiconductor International, Inc.	8,940
13,000		Intel Corp.	275,340
620	@, L	International Rectifier Corp.	13,330
160		Intersil Corp.	4,107
566	@, L	Lam Research Corp.	21,633
150	@, L	Microsemi Corp.	3,420
180	@, L	MKS Instruments, Inc.	3,852
2,850	@	Nvidia Corp.	56,402
80	@, L	Pericom Semiconductor Corp.	1,174
260	@	Photronics, Inc.	2,483
820	@, L	Semtech Corp.	11,751
100	@, L	Silicon Laboratories, Inc.	3,154
1,100	@, L	Skyworks Solutions, Inc.	8,008
230	@	Standard Microsystems Corp.	6,711
100	@, L	Supertex, Inc.	2,041
4,838	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,686
8,200		Texas Instruments, Inc.	231,814
1,100	@@	Tokyo Electron Ltd.	67,419
500	@, L	Varian Semiconductor Equipment Associates, Inc.	14,075
			930,977
		Software: 1.3%
1,100	@	Activision, Inc.	30,041
400	L	Acxiom Corp.	4,748
140	@, L	Advent Software, Inc.	5,967
370	@, L	Ansys, Inc.	12,772
2,200	@, L	Autodesk, Inc.	69,256
120	@, L	Avid Technology, Inc.	2,921
4,700	@	BMC Software, Inc.	152,844
250		Broadridge Financial Solutions ADR	4,400
10,100		CA, Inc.	227,250
430	@	Captaris, Inc.	1,901
410	@, L	Cerner Corp.	15,285
80	@, L	Concur Technologies, Inc.	2,484
170	@, L	CSG Systems International	1,933
100	@, L	Digi International, Inc.	1,154
214		Dun & Bradstreet Corp.	17,415
2,700		IMS Health, Inc.	56,727
600	@, L	Informatica Corp.	10,236
180	@	JDA Software Group, Inc.	3,285
90	@, L	Mantech International Corp.	4,082
300	@	Metavante Technologies, inc.	5,997
23,450		Microsoft Corp.	665,481
5,700	@	Novell, Inc.	35,853
270	@, L	Omnicell, Inc.	5,427
10,700	@	Oracle Corp.	209,292
100	@	Parametric Technology Corp.	1,598
110	@, L	Phase Forward, Inc.	1,879
180	@, L	Phoenix Technologies Ltd.	2,819
340	@, L	Progress Software Corp.	10,173
150	@, L	Smith Micro Software, Inc.	918
110	@, L	SPSS, Inc.	4,266
616	@, L	Sybase, Inc.	16,201
160	@	Take-Two Interactive Software, Inc.	4,083

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
934	@, @@	Tele Atlas NV	$37,180
			1,625,868
		Telecommunications: 1.6%
1,330	@	3Com Corp.	3,046
460	@, L	Adaptec, Inc.	1,352
500	@, L	ADC Telecommunications, Inc.	6,040
6,557	@@	Alcatel SA	37,523
150	@, L	Anixter International, Inc.	9,606
963	@, L	Arris Group, Inc.	5,605
15,272		AT&T, Inc.	584,918
110		Black Box Corp.	3,394
2,900		CenturyTel, Inc.	96,396
450	@, L	Cincinnati Bell, Inc.	1,917
14,550	@	Cisco Systems, Inc.	350,510
195	@, L	CommScope, Inc.	6,792
170	@, L	Comtech Telecommunications	6,630
3,200		Corning, Inc.	76,928
640	@	Foundry Networks, Inc.	7,411
460	@, L	Harmonic, Inc.	3,496
628		Harris Corp.	30,477
3,600	@, L	JDS Uniphase Corp.	48,204
320	@, L	Netgear, Inc.	6,384
630	@, L	NeuStar, Inc.	16,682
400	@, L	Novatel Wireless, Inc.	3,872
759	@@	Orascom Telecom GDR	52,416
370		Plantronics, Inc.	7,145
2,700		Qualcomm, Inc.	110,700
1,620	@, L	RF Micro Devices, Inc.	4,309
6,179	@@	Royal KPN NV	104,312
830	@	Symmetricom, Inc.	2,897
50,831	@@	Telecom Italia S.p.A. RNC	83,992
605		Telephone & Data Systems, Inc.	23,758
160	@	Tollgrade Communications, Inc.	838
6,000		Verizon Communications, Inc.	218,700
150	@, L	Viasat, Inc.	3,258
27,940	@@	Vodafone Group PLC	83,049
			2,002,557
		Textiles: 0.0%
300	L	G&K Services, Inc.	10,683
340	@, L	Mohawk Industries, Inc.	24,347
120		Unifirst Corp.	4,451
			39,481
		Toys/Games/Hobbies: 0.2%
2,800	L	Hasbro, Inc.	78,120
150	@, L	Jakks Pacific, Inc.	4,136
200	@@	Nintendo Co., Ltd.	104,641
			186,897
		Transportation: 0.2%
150	L	Arkansas Best Corp.	4,779
280	L	Con-way, Inc.	13,854
10	@@	East Japan Railway Co.	83,386
130	@, L	HUB Group, Inc.	4,276
70	@, L	Kansas City Southern	2,808
280	@, L	Kirby Corp.	15,960
140	L	Landstar System, Inc.	7,302
180	@, L	Old Dominion Freight Line	5,729
1,500		Ryder System, Inc.	91,365
650	L	Tidewater, Inc.	35,822
100	L	Werner Enterprises, Inc.	1,856
			267,137
		Water: 0.1%
1,261	@@	Veolia Environnement	87,997
			87,997
		Total Common Stock
		(Cost $43,507,436)	45,331,473
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.0%
70		Essex Property Trust, Inc.	7,979
			7,979
		Diversified: 0.0%
210	L	Colonial Properties Trust	5,051
100	L	Duke Realty Corp.	2,281
210		Entertainment Properties Trust	10,359
770		Lexington Corporate Properties Trust	11,096
100		Liberty Property Trust	3,111
			31,898
		Health Care: 0.0%
220	L	Medical Properties Trust, Inc.	2,490
180	L	Senior Housing Properties Trust	4,266
			6,756

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Hotels: 0.1%
740		DiamondRock Hospitality Co.	$9,376
1,180	L	Hospitality Properties Trust	40,144
2,700		Host Hotels & Resorts, Inc.	42,984
			92,504
		Office Property: 0.0%
340		BioMed Realty Trust, Inc.	8,123
100		Highwoods Properties, Inc.	3,107
30		Kilroy Realty Corp.	1,473
200		Mack-Cali Realty Corp.	7,142
270		Parkway Properties, Inc.	9,979
			29,824
		Real Estate: 0.0%
60	L	Home Properties, Inc.	2,879
			2,879
		Regional Malls: 0.0%
310	L	Macerich Co.	21,784
330	L	Pennsylvania Real Estate Investment Trust	8,049
			29,833
		Shopping Centers: 0.1%
200	L	Regency Centers Corp.	12,952
900	L	Weingarten Realty Investors	30,996
			43,948
		Single Tenant: 0.0%
360	L	National Retail Properties, Inc.	7,938
			7,938
		Storage: 0.1%
290	L	Extra Space Storage, Inc.	4,695
900	L	Public Storage, Inc.	79,758
			84,453
		Warehouse/Industrial: 0.0%
670		AMB Property Corp.	36,461
			36,461
		Total Real Estate Investment Trusts
		(Cost $377,874)	374,473
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
1,000	L	iShares S&P SmallCap 600 Index Fund	59,930
200	L	Midcap SPDR Trust Series 1	28,232
		Total Exchange-Traded Funds
		(Cost $86,592)	88,162
PREFERRED STOCK: 0.6%
		Diversified Financial Services: 0.1%
8,900	P	Merrill Lynch & Co., Inc.	125,668
			125,668
		Household Products/Wares: 0.1%
1,629	@@	Henkel KGaA - Vorzug	75,122
			75,122
		Insurance: 0.4%
10,125	@@, P	Aegon NV	205,538
3,000	@@, P	Aegon NV - Series 1	54,300
11,400	P	Metlife, Inc.	261,516
			521,354
		Media: 0.0%
2,183	@@	ProSieben SAT.1 Media AG	47,338
			47,338
		Sovereign: 0.0%
2,000	P	Fannie Mae	34,940
			34,940
		Total Preferred Stock
		(Cost $1,003,621)	804,422

Principal Amount			Value
CORPORATE BONDS/NOTES: 12.5%
		Aerospace/Defense: 0.1%
$128,000	C	United Technologies Corp., 5.375%, due 12/15/17	$131,564
			131,564
		Banks: 3.7%
230,000	@@, C	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	173,577
199,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	196,155
195,000		Bank of America Corp., 5.750%, due 12/01/17	202,168
110,000	@@, C	Bank of Ireland, 2.875%, due 12/29/49	68,200
50,000	@@, C	Bank of Scotland, 5.125%, due 12/31/49	33,648
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	62,916
60,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	38,700
228,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	222,786
150,000	@@, C	BNP Paribas, 2.708%, due 09/29/49	110,862
223,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	186,559
100,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	92,454

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008(Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$20,000	@@, C	Den Norske Bank ASA, 3.375%, due 11/29/49	$14,700
143,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	126,724
130,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	111,695
350,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	217,000
180,000	@@, C	HSBC Bank PLC, 5.000%, due 06/29/49	116,100
220,000	@@, C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	144,100
20,000	@@, C	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	13,100
160,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	159,448
20,000	@@, C	National Westminster Bank PLC, 3.313%, due 11/29/49	12,675
139,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	119,471
64,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	53,244
49,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	40,301
162,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	134,829
370,000	@@, C	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	238,650
110,000	@@, C	Societe Generale, 4.981%, due 11/29/49	80,281
270,000	@@, C	Standard Chartered PLC, 3.875%, due 07/29/49	159,300
40,000	@@, C	Standard Chartered PLC, 3.963%, due 01/29/49	24,200
410,000	@@, C	Standard Chartered PLC, 5.125%, due 11/29/49	241,900
173,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	175,422
212,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	157,240
264,000	@@	UBS AG, 5.875%, due 12/20/17	270,339
60,000	C	USB Capital IX, 6.189%, due 03/29/49	44,578
157,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	111,932
260,000	L	Wells Fargo & Co., 5.625%, due 12/11/17	266,438
100,000	@@, C	Westpac Banking Corp., 2.806%, due 09/30/49	76,518
181,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	160,755
			4,658,965
		Beverages: 0.2%
75,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	77,655
173,000	@@, C	Diageo Capital PLC, 5.750%, due 10/23/17	177,500
			255,155
		Chemicals: 0.1%
50,000	Z	Stauffer Chemical, 3.200%, due 04/15/10	46,886
90,000	Z	Stauffer Chemical, 6.670%, due 04/15/17	55,852
80,000	Z	Stauffer Chemical, 6.940%, due 04/15/18	46,862
			149,600
		Diversified Financial Services: 2.6%
396,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	371,992
100,000		American General Finance Corp., 6.900%, due 12/15/17	97,897
130,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	133,093
191,000		Citigroup, Inc., 6.125%, due 11/21/17	191,062
111,000	C	Citigroup, Inc., 8.300%, due 12/21/57	109,674
232,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	242,138
136,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	123,939
85,000	@@, C	Financiere CSFB NV, 2.875%, due 03/29/49	62,952
167,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	174,273
173,000		General Electric Capital Corp., 5.875%, due 01/14/38	167,321
91,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	84,919
163,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	169,692
195,000		John Deere Capital Corp., 4.950%, due 12/17/12	202,203
240,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	250,740
269,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	198,613
101,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	82,430
100,000	@@, C	Paribas, 2.750%, due 12/31/49	77,392
42,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	41,846
221,140	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	229,986
898,699	#, Z	Toll Road Investors Partnership II LP, 15.080%, due 02/15/45	135,260
179,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	179,606
			3,327,028
		Electric: 1.1%
163,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	155,430
184,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	187,196
378,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	394,867
140,000	C, L	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	140,023
41,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	48,245
72,000	C, L	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	69,819
158,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	163,485
174,000	C	NorthWestern Corp., 5.875%, due 11/01/14	175,594
			1,334,659
		Food: 0.4%
155,000		Kraft Foods, Inc., 6.125%, due 02/01/18	155,185
157,000		Kraft Foods, Inc., 6.875%, due 02/01/38	154,987
219,000		Kraft Foods, Inc., 7.000%, due 08/11/37	219,653
			529,825
		Healthcare - Products: 0.2%
232,000	C	Baxter International, Inc., 6.250%, due 12/01/37	238,177
			238,177
		Healthcare - Services: 0.5%
695,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	666,082
			666,082
		Insurance: 0.3%
260,000	@@, C	Aegon NV, 4.249%, due 12/31/49	156,000
99,000		Prudential Financial, Inc., 6.000%, due 12/01/17	99,965
87,000		Prudential Financial, Inc., 6.625%, due 12/01/37	86,209
			342,174

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Media: 0.1%
$154,000	#, C	News America, Inc., 6.650%, due 11/15/37	$155,811
			155,811
		Miscellaneous Manufacturing: 0.2%
216,000	L	General Electric Co., 5.250%, due 12/06/17	216,107
			216,107
		Multi - National: 0.1%
92,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	88,505
			88,505
		Oil & Gas: 0.6%
131,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	127,828
27,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	29,210
221,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	220,337
182,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	187,559
156,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	159,878
			724,812
		Pharmaceuticals: 0.1%
153,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	154,821
			154,821
		Pipelines: 0.1%
105,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	103,102
			103,102
		Real Estate: 0.2%
48,000	C	Liberty Property LP, 6.375%, due 08/15/12	48,013
152,000	C	Liberty Property LP, 7.750%, due 04/15/09	155,806
			203,819
		Retail: 0.9%
214,000	C	McDonald’s Corp., 5.350%, due 03/01/18	217,029
62,000	C	McDonald’s Corp., 5.800%, due 10/15/17	65,219
368,000	C	McDonald’s Corp., 6.300%, due 10/15/37	379,292
70,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	69,806
52,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	51,630
346,000	C	Target Corp., 6.500%, due 10/15/37	335,621
17,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	17,910
			1,136,507
		Telecommunications: 0.7%
88,000	C	AT&T, Inc., 5.500%, due 02/01/18	86,326
289,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	284,580
223,000	C	Embarq Corp., 7.995%, due 06/01/36	204,191
136,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	101,559
124,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	120,998
100,000	C	Verizon Communications, Inc., 6.400%, due 02/15/38	97,676
			895,330
		Transportation: 0.2%
212,000	C	Union Pacific Corp., 5.700%, due 08/15/18	211,181
			211,181
		Water: 0.1%
87,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	90,702
87,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	87,427
			178,129
		Total Corporate Bonds/Notes
		(Cost $16,814,415)	15,701,353
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.6%
		Federal Home Loan Mortgage Corporation: 4.6%
631,998	C, S	3.168%, due 05/15/33	629,583
187,000		3.500%, due 05/29/13	188,460
362,701	C, S	4.500%, due 12/15/16	368,024
287,000	C	5.000%, due 12/11/12	288,552
358,667	C	5.000%, due 08/15/16	367,684
478,000	C, S	5.000%, due 05/15/20	484,595
153,000	C	5.000%, due 09/15/31	151,962
58,000	C	5.000%, due 02/15/32	57,654
152,000	C	5.000%, due 04/15/32	153,392
429,000	C	5.250%, due 03/15/12	434,091
99,000	C, S	5.500%, due 12/15/20	102,265
1,082,000	C, S	5.500%, due 09/15/32	1,102,732
59,000	C	5.500%, due 10/15/32	60,885
52,000	C	5.500%, due 11/15/32	53,450
334,000	W	5.500%, due 04/01/33	337,288
167,000	C, S	5.500%, due 07/15/33	170,255
342,635	C	6.000%, due 01/15/29	356,671
327,000	W	6.500%, due 04/15/34	339,211
137,891		7.000%, due 11/01/31	146,224
			5,792,978
		Federal National Mortgage Association: 10.7%
273,000	L	3.250%, due 04/09/13	272,979
2,939,000	W	5.000%, due 04/15/21	2,967,012
500,535	S	5.000%, due 03/01/37	488,236
2,243,000		5.000%, due 04/01/37	2,220,220

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$585,703	S	5.000%, due 08/01/37	$571,311
11,609		5.500%, due 01/01/18	11,918
200,329	S	5.500%, due 02/01/18	204,705
936,000	S	5.500%, due 05/25/30	953,293
235,160	S	5.500%, due 01/25/36	233,906
338,329		5.500%, due 12/25/36	338,291
566,000		5.500%, due 04/01/38	564,408
2,039,000	W	5.500%, due 04/01/38	2,058,434
214,481	S	6.000%, due 08/01/16	221,418
233,690		6.000%, due 04/25/31	243,571
2,010,000		6.000%, due 04/01/34	2,059,307
53,512		6.500%, due 01/01/23	55,715
22,271		7.500%, due 09/01/31	24,026
			13,488,750
		Government National Mortgage Association: 0.3%
27,795		6.500%, due 01/15/29	29,071
24,543		6.500%, due 10/15/31	25,654
53,322		6.500%, due 01/15/32	55,662
22,457		7.000%, due 01/15/28	24,031
55,006		7.000%, due 02/15/28	58,863
133,140		7.500%, due 12/15/23	143,505
			336,786
		Total U.S. Government Agency Obligations
		(Cost $19,264,805)	19,618,514
U.S. TREASURY OBLIGATIONS: 13.4%
		U.S. Treasury Bonds: 1.9%
867,000	L	3.500%, due 02/15/18	872,284
192,000	L	4.750%, due 05/15/14	215,595
150,000	L	4.750%, due 02/15/37	161,379
1,019,000	L	5.000%, due 05/15/37	1,140,246
			2,389,504
		U.S. Treasury Notes: 11.2%
7,907,000	L	2.000%, due 02/28/10	7,964,452
5,588,000	L	2.500%, due 03/31/13	5,598,042
469,000	L	4.500%, due 05/15/10	497,800
			14,060,294
		Treasury Inflation Indexed Protected Securities: 0.3%
368,000		1.750%, due 01/15/28	367,683
			367,683
		Total U.S. Treasury Obligations
		(Cost $16,656,748)	16,817,481
ASSET-BACKED SECURITIES: 0.9%
		Automobile Asset-Backed Securities: 0.0%
1,918	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	1,918
			1,918
		Home Equity Asset-Backed Securities: 0.3%
526,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	323,014
3,790	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	3,785
65,602	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	63,187
			389,986
		Other Asset-Backed Securities: 0.6%
234,000		CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	230,490
136,000		CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	129,115
28,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	25,424
149,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	143,996
118,243	C, S	Equity One, Inc., 5.050%, due 09/25/33	112,115
80,691	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	77,729
11,524	C	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	11,280
			730,149
		Total Asset-Backed Securities
		(Cost $1,350,712)	1,122,053
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
285,728	C	Banc of America Alternative Loan Trust, 6.282%, due 11/25/21	271,021
73,419	C	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	71,600
10,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,655
152,813	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	151,858
33,244	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	33,054
20,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,394
314,954	C	Banc of America Funding Corp., 5.653%, due 06/20/37	289,642
281,353	C	Banc of America Funding Corp., 5.841%, due 05/20/36	255,110
98,397	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	91,205
102,900	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	99,672
93,934	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	86,659
25,340	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,000
122,756	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	122,757
37,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	37,174
221,492	C, S	Chaseflex Trust, 6.500%, due 02/25/37	210,111
121,745	C	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	120,486

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$338,749	C	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	$278,367
409,414	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	375,369
82,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	86,185
303,504	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	304,124
1,024,731	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,044,357
73,031	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	72,374
40,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	39,233
9,107	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	9,164
179,872	C, S	GMAC Mortgage Corp. Loan Trust, 4.581%, due 10/19/33	164,217
116,060	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	114,144
110,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	109,421
60,741	#, C	GSMPS Mortgage Loan Trust, 2.949%, due 01/25/35	45,536
14,912	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	15,012
142,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	142,503
1,517,823	C, S	JPMorgan Mortgage Trust, 5.404%, due 11/25/35	1,369,018
143,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	141,096
23,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,887
122,458	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	121,673
21,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	16,492
10,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	9,938
87,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	86,493
153,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	156,900
106,898	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	111,015
263,216	C, S	MASTR Adjustable Rate Mortgages Trust, 5.066%, due 01/25/47	198,234
795,895	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	784,761
2,021,012	C, S	MASTR Reperforming Loan Trust, 2.959%, due 07/25/35	1,851,098
300,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	293,738
102,381	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	98,269
179,638	C, S	RAAC Series, 5.250%, due 09/25/34	170,912
91,025	C, S	Thornburg Mortgage Securities Trust, 2.969%, due 09/25/44	87,360
10,000	C	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	9,970
231,047	C	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	226,065
31,025	C	Washington Mutual Mortgage Pass-through Certificates, 5.026%, due 02/25/47	21,338
742,532	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.136%, due 12/25/46	504,414
1,354,688	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.136%, due 07/25/47	902,354
109,508	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.139%, due 07/25/47	59,385
955,230	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.166%, due 11/25/46	633,603
758,119	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.167%, due 11/25/46	416,129
846,405	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.220%, due 01/25/47	744,837
61,383	C	Washington Mutual Mortgage Pass-through Certificates, 5.674%, due 06/25/37	58,075
452,460	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.698%, due 06/25/37	411,411
384,083	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.750%, due 02/25/36	373,647
357,365	C	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 06/25/37	321,078
170,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.820%, due 10/25/36	157,950
796,308	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.826%, due 11/25/46	437,969
192,666	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.876%, due 07/25/37	177,150
131,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	127,284
106,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.791%, due 07/25/34	99,230
502,108	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	447,659
444,367	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36	399,875
		Total Collateralized Mortgage Obligations
		(Cost $19,513,695)	16,744,711
MUNICIPAL BONDS: 0.4%
		California: 0.1%
186,000	C	City of San Diego, 7.125%, due 06/01/32	182,213
			182,213
		Michigan: 0.3%
385,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	370,409
			370,409
		Total Municipal Bonds
		(Cost $570,848)	552,622
		Total Long-Term Investments
		(Cost $119,146,746)	117,155,264

Shares			Value
SHORT-TERM INVESTMENTS: 35.2%
		MutualFund: 12.7%
16,000,000	**	ING Institutional Prime Money Market Fund	$16,000,000
		Total Mutual Fund
		(Cost $16,000,000)	16,000,000

Principal Amount			Value
		Repurchase Agreement: 0.5%
$627,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $627,039 to be received upon repurchase (Collateralized by $635,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $644,033, due 09/10/09)	$627,000
		Total Repurchase Agreement
		(Cost $627,000)	627,000

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 22.0%
$27,689,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$27,689,000
		Total Securities Lending Collateral
		(Cost $27,689,000)		27,689,000
		Total Short-Term Investments
		(Cost $44,316,000)		44,316,000
		Total Investments in Securities
		(Cost $163,462,746)*	128.3%	$161,471,264
		Other Assets and Liabilities - Net	(28.3)	(35,643,480)
		Net Assets	100.0%	$125,827,784

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $164,345,974.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,722,023
		Gross Unrealized Depreciation		(7,596,733)
		Net Unrealized Depreciation		$(2,874,710)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Strategic Allocation Conservative Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	2,173,000	$82,765
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	519,000	(39,191)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	2,476,000	(47,376)
				$(3,802)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Strategic Allocation Conservative Portfolio Open Futures Contracts on March 31, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	76	18,589,600	12/15/08	$(21,486)
S&P 500 E-Mini	5	331,000	06/20/08	(2,615)
U.S. Treasury 2-Year Note	13	2,790,531	06/30/08	9,182
U.S. Treasury 5-Year Note	30	3,427,031	06/30/08	33,477
				$18,558
Short Contracts
90-Day Eurodollar	76	(18,457,550)	12/14/09	$26,584
U.S. Treasury 10-Year Note	5	(594,766)	06/19/08	(3,606)
U.S. Treasury Long Bond	13	(1,544,359)	06/19/08	(11,464)
				$11,514

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices	$61,869,231	$30,072
Level 2- Other Significant Observable Inputs	68,791,663	(3,802)
Level 3- Significant Unobservable Inputs	3,121,370	—
Total	$133,782,264	$26,270

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$3,166,055	$—
Net purchases (sales)	471,434	—
Total realized and unrealized gain (loss)	(516,119)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$3,121,370	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 78.3%
		Advertising: 0.6%
900	@	Getty Images, Inc.	$28,800
500	@, L	inVentiv Health, Inc.	14,405
30,400		Omnicom Group	1,343,072
			1,386,277
		Aerospace/Defense: 2.3%
1,360	@	BE Aerospace, Inc.	47,532
12,100		Boeing Co.	899,877
1,100		Cubic Corp.	31,273
1,690		Curtiss-Wright Corp.	70,101
1,000		DRS Technologies, Inc.	58,280
960	@	Esterline Technologies Corp.	48,355
3,800		Goodrich Corp.	218,538
7,000		L-3 Communications Holdings, Inc.	765,380
9,100		Lockheed Martin Corp.	903,630
230	@, L	Moog, Inc.	9,708
16,300		Northrop Grumman Corp.	1,268,303
1,400	@, L	Orbital Sciences Corp.	33,740
1,110	@, L	Teledyne Technologies, Inc.	52,170
13,400		United Technologies Corp.	922,188
			5,329,075
		Agriculture: 1.0%
7,100		Altria Group, Inc.	157,620
550		Andersons, Inc.	24,536
19,387	@@	British American Tobacco PLC	728,169
12,100	@	Philip Morris International, Inc.	612,018
10,600	L	Reynolds American, Inc.	625,718
1,100	L	Universal Corp.	72,083
			2,220,144
		Airlines: 0.4%
54,611	@, @@	British Airways PLC	254,022
3,005		Skywest, Inc.	63,466
49,700	L	Southwest Airlines Co.	616,280
			933,768
		Apparel: 1.0%
2,230	@, L	CROCS, Inc.	38,958
450	@, L	Deckers Outdoor Corp.	48,519
3,000	@, L	Iconix Brand Group, Inc.	52,050
400	@, L	Maidenform Brands, Inc.	6,508
22,900	L	Nike, Inc.	1,557,200
600	L	Oxford Industries, Inc.	13,518
640	@	Skechers USA, Inc.	12,934
6,000		VF Corp.	465,060
800	@, L	Volcom, Inc.	16,168
2,000	@, L	Warnaco Group, Inc.	78,880
1,900		Wolverine World Wide, Inc.	55,119
			2,344,914
		Auto Manufacturers: 0.3%
72,000	@@	Fuji Heavy Industries Ltd.	304,760
40,100	@@	Nissan Motor Co., Ltd.	336,190
3,100		Oshkosh Truck Corp.	112,468
3,620	L	Wabash National Corp.	32,544
			785,962
		Auto Parts & Equipment: 0.4%
3,700	L	BorgWarner, Inc.	159,211
23,800		Johnson Controls, Inc.	804,440
2,400	@, L	Lear Corp.	62,184
			1,025,835
		Banks: 5.3%
1,900	L	Associated Banc-Corp.	50,597
29,343	@@	Banco Bilbao Vizcaya Argentaria SA	645,262
4,180	L	Bank Mutual Corp.	44,893
10,500		Bank of America Corp.	398,055
2,500	@@	Bank of Ireland - Dublin Exchange	37,263
22,883	@@	Bank of Ireland - London Exchange	339,588
29,800		Bank of New York Mellon Corp.	1,243,554
41,000	@@	Bank of Yokohama Ltd.	280,553
50,428	@@	Barclays PLC	454,944
3,300	L	Boston Private Financial Holdings, Inc.	34,947
6,200	L	Capital One Financial Corp.	305,164
1,930	L	Cascade Bancorp.	18,451
4,400	L	Cathay General Bancorp.	91,212
2,300	L	Central Pacific Financial Corp.	43,355
7,900	L	Colonial BancGroup, Inc.	76,077
800	L	Community Bank System, Inc.	19,648
800	L	Corus Bankshares, Inc.	7,784
4,292	@@	Deutsche Bank AG	487,101

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
2,031	L	East-West Bancorp., Inc.	$36,050
2,200	L	First Community Bancorp., Inc.	59,070
18,236	@@	Fortis	458,221
467	L	Frontier Financial Corp.	8,257
2,340	L	Glacier Bancorp., Inc.	44,858
2,400		Hanmi Financial Corp.	17,736
52,984	@@	HSBC Holdings PLC	872,849
14,041	L	Marshall & Ilsley Corp.	325,751
56,100	@@	Mitsubishi UFJ Financial Group, Inc.	490,753
1,680		Nara Bancorp., Inc.	21,823
17,400	@@	National Australia Bank Ltd.	481,208
3,500	L	National Penn Bancshares, Inc.	63,665
1,150	L	Old National Bancorp.	20,700
2,000	L	Prosperity Bancshares, Inc.	57,320
65,700	L	Regions Financial Corp.	1,297,575
900	@, L	Signature Bank	22,950
13,200		State Street Corp.	1,042,800
900	L	Sterling Bancorp.	13,977
1,670		Sterling Financial Corp.	26,069
44,000	@@	Sumitomo Trust & Banking Co., Ltd.	304,933
300	L	Susquehanna Bancshares, Inc.	6,111
200	@, L	SVB Financial Group	8,728
4,150		UCBH Holdings, Inc.	32,204
3,100	@@, L	Uniao de Bancos Brasileiros SA GDR	361,584
110,239	@@	UniCredito Italiano S.p.A.	738,629
400	L	United Community Banks, Inc.	6,792
22,000	L	Wachovia Corp.	594,000
4,500	L	Webster Financial Corp.	125,415
200	L	Whitney Holding Corp.	4,958
3,900	L	Wilmington Trust Corp.	121,290
1,470	L	Wintrust Financial Corp.	51,377
			12,296,101
		Beverages: 0.7%
7,400		Anheuser-Busch Cos., Inc.	351,130
230	@	Boston Beer Co., Inc.	10,934
38,064	@@	C&C Group PLC	237,464
18,300	@	Constellation Brands, Inc.	323,361
1,100	@, L	Hansen Natural Corp.	38,830
12,700		Pepsi Bottling Group, Inc.	430,657
5,300		PepsiAmericas, Inc.	135,309
			1,527,685
		Biotechnology: 0.6%
1,400	@, L	Affymetrix, Inc.	24,374
15,500	@	Amgen, Inc.	647,590
4,800	@	Biogen Idec, Inc.	296,112
200	@	Charles River Laboratories International, Inc.	11,788
1,050	@, L	CryoLife, Inc.	9,870
1,300	@, L	Enzo Biochem, Inc.	11,817
1,400	@, L	Invitrogen Corp.	119,658
300	@, L	Lifecell Corp.	12,609
1,000	@, L	Martek Biosciences Corp.	30,570
6,500	@, L	Millennium Pharmaceuticals, Inc.	100,490
1,710	@, L	Regeneron Pharmaceuticals, Inc.	32,815
600	@, L	Savient Pharmaceuticals, Inc.	12,000
1,200	@, L	Vertex Pharmaceuticals, Inc.	28,668
			1,338,361
		Building Materials: 0.5%
1,400	L	Apogee Enterprises, Inc.	21,560
1,150	@, L	Drew Industries, Inc.	28,129
3,470		Gibraltar Industries, Inc.	40,703
12,827	@@	Italcementi S.p.A.	260,531
1,390		Lennox International, Inc.	49,998
32,400	L	Masco Corp.	642,492
2,000	@, L	NCI Building Systems, Inc.	48,400
590		Simpson Manufacturing Co., Inc.	16,036
270	L	Texas Industries, Inc.	16,230
1,800		Trane, Inc.	82,620
200	L	Universal Forest Products, Inc.	6,440
			1,213,139
		Chemicals: 2.2%
900		Air Products & Chemicals, Inc.	82,800
1,300		Airgas, Inc.	59,111
300		Albemarle Corp.	10,956
1,400	L	Cabot Corp.	39,200
800		CF Industries Holdings, Inc.	82,896
42,241	@@	Croda International	555,345
1,800		Cytec Industries, Inc.	96,930
15,000		Ecolab, Inc.	651,450
32,200		EI Du Pont de Nemours & Co.	1,505,672
2,790	L	Georgia Gulf Corp.	19,335
430	L	HB Fuller Co.	8,776
1,900		International Flavors & Fragrances, Inc.	83,695
2,400		Lubrizol Corp.	133,224

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,100	L	Minerals Technologies, Inc.	$69,080
350	L	NewMarket Corp.	26,408
4,900	L	Olin Corp.	96,824
530	@, L	OM Group, Inc.	28,906
1,300	@, L	PolyOne Corp.	8,281
7,100		PPG Industries, Inc.	429,621
713		Quaker Chemical Corp.	22,310
500		RPM International, Inc.	10,470
560		Schulman A, Inc.	11,497
12,600	L	Sigma-Aldrich Corp.	751,590
53,000	@@	Sumitomo Chemical Co., Ltd.	342,107
1,500	@, L	Terra Industries, Inc.	53,295
1,400	L	Tronox, Inc.	5,460
500		Valspar Corp.	9,920
500		Zep, Inc.	8,110
			5,203,269
		Coal: 0.1%
2,300		Arch Coal, Inc.	100,050
2,440	L	Massey Energy Co.	89,060
700	@	Patriot Coal Corp.	32,879
			221,989
		Commercial Services: 1.3%
700		Administaff, Inc.	16,527
2,000	@, L	Alliance Data Systems Corp.	95,020
800	@, L	AMN Healthcare Services, Inc.	12,336
5,500	@	Apollo Group, Inc. - Class A	237,600
1,170	L	Arbitron, Inc.	50,497
330	@, L	Bankrate, Inc.	16,464
1,000	L	Bowne & Co., Inc.	15,250
33,503	@@	Brambles Ltd.	306,229
630	@, L	Bright Horizons Family Solutions, Inc.	27,115
2,000	@, L	Career Education Corp.	25,440
700		CDI Corp.	17,535
900		Chemed Corp.	37,980
1,300	@, W, L	ChoicePoint, Inc.	61,880
100	@, L	Consolidated Graphics, Inc.	5,605
800	L	Corporate Executive Board Co.	32,384
1,100	L	DeVry, Inc.	46,024
1,200	@, L	Gartner, Inc.	23,208
300	L	Global Payments, Inc.	12,408
800	L	Heidrick & Struggles International, Inc.	26,024
1,490	@	Hillenbrand, Inc.	32,929
800	@, L	ITT Educational Services, Inc.	36,744
190	@, L	Kendle International, Inc.	8,535
870	@, L	Live Nation, Inc.	10,553
2,100		Manpower, Inc.	118,146
1,330	L	MAXIMUS, Inc.	48,824
4,000	L	Moody’s Corp.	139,320
2,700	@, L	MPS Group, Inc.	31,914
800	@, L	Navigant Consulting, Inc.	15,184
1,800	@, L	On Assignment, Inc.	11,430
260	@, L	Parexel International Corp.	6,786
1,400		Pharmaceutical Product Development, Inc.	58,660
300	@, L	Pharmanet Development Group	7,569
400	@, L	Pre-Paid Legal Services, Inc.	16,964
2,000	@, L	Rent-A-Center, Inc.	36,700
3,700	L	Robert Half International, Inc.	95,238
3,850	L	Rollins, Inc.	68,107
21,000		RR Donnelley & Sons Co.	636,510
4,500		Service Corp. International	45,630
1,600	L	Sotheby’s	46,256
854	@, L	Spherion Corp.	5,226
300	L	Strayer Education, Inc.	45,750
1,950	@, L	TrueBlue, Inc.	26,208
1,100	@, L	United Rentals, Inc.	20,724
9,404	@@	USG People NV	223,060
4,100	@, L	Valassis Communications, Inc.	44,485
700	@, L	Volt Information Sciences, Inc.	11,872
1,200		Watson Wyatt Worldwide, Inc.	68,100
			2,982,950
		Computers: 3.4%
7,200	@	Affiliated Computer Services, Inc.	360,792
300	@, L	Ansoft Corp.	9,156
9,700	@	Apple, Inc.	1,391,950
1,135	@, L	CACI International, Inc.	51,699
5,600	@, L	Cadence Design Systems, Inc.	59,808
8,559	@@	Capgemini SA	487,349
2,700	@	Ciber, Inc.	13,230
21,900	@	Dell, Inc.	436,248
400	L	Diebold, Inc.	15,020
1,400	@, L	DST Systems, Inc.	92,036
43,400	@, L	EMC Corp.	622,356
31,250		Hewlett-Packard Co.	1,426,875

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
16,700		International Business Machines Corp.	$1,922,838
1,200	L	Jack Henry & Associates, Inc.	29,604
9,100	@	Lexmark International, Inc.	279,552
1,550	@, L	Mercury Computer Systems, Inc.	8,711
2,718	@, L	Micros Systems, Inc.	91,488
660	L	MTS Systems Corp.	21,292
4,500	@	NCR Corp.	102,735
1,000	@	Planar Systems, Inc.	4,010
1,100	@, L	Radiant Systems, Inc.	15,367
1,860	@, L	Radisys Corp.	18,767
2,600	@, L	Sandisk Corp.	58,682
300	@	SI International, Inc.	5,757
1,000	@, L	SRA International, Inc.	24,310
600	@, L	Stratasys, Inc.	10,680
1,200	@, L	Synaptics, Inc.	28,656
4,000	@	Synopsys, Inc.	90,840
2,900	@	Teradata Corp.	63,974
4,400	@, L	Western Digital Corp.	118,976
			7,862,758
		Cosmetics/Personal Care: 0.8%
1,900		Alberto-Culver Co.	52,079
820	@, L	Chattem, Inc.	54,399
26,650		Procter & Gamble Co.	1,867,366
			1,973,844
		Distribution/Wholesale: 0.3%
2,650	@, L	Brightpoint, Inc.	22,154
1,400	L	Fastenal Co.	64,302
2,080	@, L	Fossil, Inc.	63,523
1,100	@	Ingram Micro, Inc.	17,413
3,900	@, L	LKQ Corp.	87,633
1,100	L	Owens & Minor, Inc.	43,274
340	@, L	Scansource, Inc.	12,305
17,700	@@	Sumitomo Corp.	235,921
2,600	@, L	Tech Data Corp.	85,280
1,350	@, L	United Stationers, Inc.	64,395
400	L	Watsco, Inc.	16,568
			712,768
		Diversified Financial Services: 2.8%
5,200		American Express Co.	227,344
1,900		Ameriprise Financial, Inc.	98,515
10,200		Citigroup, Inc.	218,484
1,500	L	CME Group, Inc.	703,650
6,100	L	Countrywide Financial Corp.	33,550
13,400		Discover Financial Services	219,358
4,000	L	Eaton Vance Corp.	122,040
11,700		Fannie Mae	307,944
1,540	L	Financial Federal Corp.	33,587
6,800	L	Freddie Mac	172,176
8,000		Goldman Sachs Group, Inc.	1,323,120
800	@	IntercontinentalExchange, Inc.	104,400
780	@, L	Investment Technology Group, Inc.	36,020
500	L	Jefferies Group, Inc.	8,065
49,100		JPMorgan Chase & Co.	2,108,845
1,210	@, L	LaBranche & Co., Inc.	5,264
5,500		Lehman Brothers Holdings, Inc.	207,020
6,000		Nyse Euronext	370,260
1,110	L	OptionsXpress Holdings, Inc.	22,988
980	@, L	Portfolio Recovery Associates, Inc.	42,032
6,200		Raymond James Financial, Inc.	142,476
1,630	L	SWS Group, Inc.	19,935
500	@, L	World Acceptance, Corp.	15,925
			6,542,998
		Electric: 2.9%
2,736		Alliant Energy Corp.	95,787
1,400		American Electric Power Co., Inc.	58,282
7,400	@	Aquila, Inc.	23,754
200	L	Central Vermont Public Service Corp.	4,780
5,700		Constellation Energy Group, Inc.	503,139
25,300		Dominion Resources, Inc.	1,033,252
1,200		DPL, Inc.	30,768
67,200		Duke Energy Corp.	1,199,520
3,000		Energy East Corp.	72,360
8,000		FirstEnergy Corp.	548,960
19,500		FPL Group, Inc.	1,223,430
3,600	L	Hawaiian Electric Industries	85,932
4,900		MDU Resources Group, Inc.	120,295
600		Northeast Utilities	14,724
1,300		OGE Energy Corp.	40,521
6,300		PPL Corp.	289,296
2,100		Puget Energy, Inc.	54,327
5,608	@@	RWE AG	692,701
1,500		SCANA Corp.	54,870
18,575	@@	Scottish & Southern Energy PLC	518,105
200	L	Wisconsin Energy Corp.	8,798
			6,673,601

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.4%
1,700	W	Ametek, Inc.	$74,647
1,100	L	Belden CDT, Inc.	38,852
400	@, L	Energizer Holdings, Inc.	36,192
2,400	L	Hubbell, Inc.	104,856
800	@	Littelfuse, Inc.	27,976
4,926	@@	Schneider Electric SA	636,352
			918,875
		Electronics: 1.7%
18,700	@	Agilent Technologies, Inc.	557,821
800		Amphenol Corp.	29,800
400	L	Analogic Corp.	26,616
15,700		Applera Corp. - Applied Biosystems Group	515,902
3,800	@	Arrow Electronics, Inc.	127,870
3,500	@	Avnet, Inc.	114,555
3,370	@, L	Benchmark Electronics, Inc.	60,492
1,400	L	Brady Corp.	46,802
940	@, L	Checkpoint Systems, Inc.	25,239
2,774		CTS Corp.	29,682
1,140	@, L	Cymer, Inc.	29,686
500	@, L	Dionex Corp.	38,495
1,050	@, L	Electro Scientific Industries, Inc.	17,304
870	@, L	Faro Technologies, Inc.	27,127
2,690	@, L	Flir Systems, Inc.	80,942
470	@, L	Itron, Inc.	42,408
16,200		Jabil Circuit, Inc.	153,252
15,415	@@	Koninklijke Philips Electronics NV	590,086
1,430	@, L	LoJack Corp.	18,075
2,000		Methode Electronics, Inc.	23,380
3,200		National Instruments Corp.	83,648
6,100	@@	Nidec Corp.	376,418
580	@, L	Plexus Corp.	16,269
1,700		Technitrol, Inc.	39,321
10,000	@, L	Thermo Electron Corp.	568,400
2,600	@	Thomas & Betts Corp.	94,562
2,380	@, L	Trimble Navigation Ltd.	68,044
2,233	@, L	TTM Technologies, Inc.	25,278
1,900	@@	Tyco Electronics Ltd.	65,208
600	@, L	Varian, Inc.	34,752
1,300	@	Vishay Intertechnology, Inc.	11,778
280	L	Woodward Governor Co.	7,482
			3,946,694
		Energy - Alternate Sources: 0.0%
1,780	@, L	Headwaters, Inc.	23,478
			23,478
		Engineering & Construction: 0.3%
1,000	@	Dycom Industries, Inc.	12,010
2,950	@	EMCOR Group, Inc.	65,520
2,500	L	Fluor Corp.	352,900
2,800		Granite Construction, Inc.	91,588
3,900		KBR, Inc.	108,147
2,200	@	Shaw Group, Inc.	103,708
1,490	@	URS Corp.	48,708
			782,581
		Entertainment: 0.1%
1,900		International Speedway Corp.	78,280
2,800	@, L	Macrovision Corp.	37,800
400	@, L	Scientific Games Corp.	8,444
1,200	@, L	Shuffle Master, Inc.	6,420
			130,944
		Environmental Control: 0.1%
20,300	@	Allied Waste Industries, Inc.	219,443
1,450	@, L	Waste Connections, Inc.	44,573
			264,016
		Food: 3.0%
303,000	@@	China Yurun Food Group Ltd.	385,346
1,400		Corn Products International, Inc.	51,996
2,250	L	Flowers Foods, Inc.	55,688
20,829		General Mills, Inc.	1,247,241
1,100	@, L	Great Atlantic & Pacific Tea Co.	28,842
1,800	@, L	Hain Celestial Group, Inc.	53,100
15,700		HJ Heinz Co.	737,429
649		Hormel Foods Corp.	27,037
17,100	L	Kellogg Co.	898,776
400	L	Nash Finch Co.	13,592
2,338	@@	Nestle SA	1,168,632
900	@	Performance Food Group Co.	29,412
790	@, L	Ralcorp Holdings, Inc.	45,939
3,400	L	Ruddick Corp.	125,324
51,400		Sara Lee Corp.	718,572
1,800	@, L	Smithfield Foods, Inc.	46,368

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
39,607	@@	Tate & Lyle PLC	$424,697
67,000	@@	Tesco PLC	504,949
1,100	@, L	TreeHouse Foods, Inc.	25,146
400	@, L	United Natural Foods, Inc.	7,484
3,309	@@	Wimm-Bill-Dann Foods OJSC ADR	339,106
			6,934,676
		Forest Products & Paper: 0.2%
3,500	@, L	Buckeye Technologies, Inc.	39,060
3,300	L	International Paper Co.	89,760
800	L	Neenah Paper, Inc.	20,624
1,900	L	Rock-Tenn Co.	56,943
300	L	Schweitzer-Mauduit International, Inc.	6,942
23,745	@, @@	Smurfit Kappa PLC	286,152
2,100		Temple-Inland, Inc.	26,712
1,300	L	Wausau Paper Corp.	10,738
			536,931
		Gas: 0.3%
900		Atmos Energy Corp.	22,950
2,690		Energen Corp.	167,587
1,470	L	Laclede Group, Inc.	52,376
2,095	L	New Jersey Resources Corp.	65,050
1,470	L	Northwest Natural Gas Co.	63,857
1,800	L	Piedmont Natural Gas Co.	47,268
700	L	South Jersey Industries, Inc.	24,577
4,220		Southern Union Co.	98,199
3,760		UGI Corp.	93,699
1,150	L	Vectren Corp.	30,855
4,500		WGL Holdings, Inc.	144,270
			810,688
		Hand/Machine Tools: 0.4%
1,300	L	Baldor Electric Co.	36,400
5,900		Black & Decker Corp.	389,990
1,100		Kennametal, Inc.	32,373
800		Lincoln Electric Holdings, Inc.	51,592
1,700		Regal-Beloit Corp.	62,271
3,000		Snap-On, Inc.	152,550
4,500		Stanley Works	214,290
			939,466
		Healthcare - Products: 1.9%
530	@, L	Abaxism, Inc.	12,280
700	@, L	Arthrocare Corp.	23,345
5,300		Baxter International, Inc.	306,446
10,600	@	Boston Scientific Corp.	136,422
540	L	Cooper Cos., Inc.	18,592
2,900	@@	Covidien Ltd.	128,325
2,100		CR Bard, Inc.	202,440
430	@, L	Cyberonics	6,235
4,316		Densply International, Inc.	166,598
1,600	@, L	Edwards Lifesciences Corp.	71,280
800	@	Gen-Probe, Inc.	38,560
130	@, L	Haemonetics Corp.	7,745
1,600	@, L	Henry Schein, Inc.	91,840
1,400	@, L	Hillenbrand Industries, Inc.	66,920
1,792	@, L	Hologic, Inc.	99,635
1,260	@, L	ICU Medical, Inc.	36,250
1,674	@, L	Idexx Laboratories, Inc.	82,461
1,400	@, L	Immucor, Inc.	29,876
700	@	Intuitive Surgical, Inc.	227,045
580		Invacare Corp.	12,922
21,800		Johnson & Johnson	1,414,166
280	@, L	Kensey Nash Corp.	8,106
1,240	@, L	Kinetic Concepts, Inc.	57,325
440	L	LCA-Vision, Inc.	5,500
19,200		Medtronic, Inc.	928,704
670	L	Mentor Corp.	17,232
630	L	Meridian Bioscience, Inc.	21,061
600	@, L	Merit Medical Systems, Inc.	9,498
900	@	Osteotech, Inc.	4,275
340	@, L	PSS World Medical, Inc.	5,664
700	@, L	Resmed, Inc.	29,526
3,100	@, L	St. Jude Medical, Inc.	133,889
1,300	L	Steris Corp.	34,879
100	@, L	SurModics, Inc.	4,188
600	@	Techne Corp.	40,416
120	L	Vital Signs, Inc.	6,078
360	L	West Pharmaceutical Services, Inc.	15,923
			4,501,647
		Healthcare - Services: 1.1%
9,000		Aetna, Inc.	378,810
260	@, L	Air Methods Corp.	12,576
810	@, L	Amedisys, Inc.	31,865
1,790	@, L	AMERIGROUP Corp.	48,921
1,200	@	Amsurg Corp.	28,416

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
900	@, L	Apria Healthcare Group, Inc.	$17,775
1,300	@, L	Centene Corp.	18,122
600	@, W, L	Covance, Inc.	49,782
9,550	@	Coventry Health Care, Inc.	385,343
7,231	@@	Fresenius Medical Care AG & Co. KGaA	363,325
400	@	Gentiva Health Services, Inc.	8,704
3,300	@	Health Net, Inc.	101,640
930	@, L	Healthways, Inc.	32,866
3,300	@	Humana, Inc.	148,038
400	@	LHC Group, Inc.	6,720
1,900	@, L	Lincare Holdings, Inc.	53,409
360	@, L	Matria Healthcare, Inc.	8,028
900	@, L	Molina Healthcare, Inc.	21,978
1,000	@, L	Odyssey HealthCare, Inc.	9,000
1,570	@, L	Pediatrix Medical Group, Inc.	105,818
400	@, L	RehabCare Group, Inc.	6,000
310	@	Res-Care, Inc.	5,317
900	@, L	Sunrise Senior Living, Inc.	20,052
14,900		UnitedHealth Group, Inc.	511,964
800	@, L	WellCare Health Plans, Inc.	31,160
5,900	@	WellPoint, Inc.	260,367
			2,665,996
		Holding Companies - Diversified: 0.2%
3,552	@@	LVMH Moet Hennessy Louis Vuitton SA	395,154
			395,154
		Home Builders: 0.3%
1,400	@, L	Champion Enterprises, Inc.	14,042
115,500	@, @@	Haseko Corp.	172,110
1,800	@, L	Hovnanian Enterprises, Inc.	19,080
6,100	L	KB Home	150,853
920		M/I Homes, Inc.	15,622
1,100		MDC Holdings, Inc.	48,169
200	@, L	NVR, Inc.	119,500
5,500	L	Pulte Homes, Inc.	80,025
400	L	Ryland Group, Inc.	13,156
2,472	L	Thor Industries, Inc.	73,591
3,300	@, L	Toll Brothers, Inc.	77,484
			783,632
		Home Furnishings: 0.2%
1,630	L	Ethan Allen Interiors, Inc.	46,341
4,500	L	Furniture Brands International, Inc.	52,650
17,000	@@	Matsushita Electric Industrial Co., Ltd.	369,529
400	@, L	Universal Electronics, Inc.	9,684
			478,204
		Household Products/Wares: 0.8%
4,600		American Greetings Corp.	85,330
1,100	L	Blyth, Inc.	21,692
1,250	@	Central Garden & Pet Co.	5,550
10,100		Clorox Co.	572,064
17,900		Kimberly-Clark Corp.	1,155,445
1,600		Tupperware Corp.	61,888
200		WD-40 Co.	6,650
			1,908,619
		Housewares: 0.1%
350		Libbey, Inc.	5,894
8,300		Newell Rubbermaid, Inc.	189,821
1,660	L	Toro Co.	68,707
			264,422
		Insurance: 4.2%
10,600	@@, L	ACE Ltd.	583,636
36,787	@@	Aegon NV	539,832
10,400		Aflac, Inc.	675,480
3,000	L	AMBAC Financial Group, Inc.	17,250
4,532	L	American Financial Group, Inc.	115,838
27,100	L	American International Group, Inc.	1,172,075
3,800		Arthur J. Gallagher & Co.	89,756
4,200		Brown & Brown, Inc.	72,996
34,100		Chubb Corp.	1,687,268
900	L	Commerce Group, Inc.	32,454
2,200		Delphi Financial Group	64,306
2,700	@@	Everest Re Group Ltd.	241,731
2,900	L	Fidelity National Title Group, Inc.	53,157
500		First American Corp.	16,970
2,100		Hanover Insurance Group, Inc.	86,394
6,931		Hartford Financial Services Group, Inc.	525,162
5,400		HCC Insurance Holdings, Inc.	122,526
180	L	Hilb Rogal & Hobbs Co.	5,665
1,700	L	Horace Mann Educators Corp.	29,716
200	L	Infinity Property & Casualty Corp.	8,320
190	L	Landamerica Financial Group, Inc.	7,499
234,223	@@	Legal & General Group PLC	587,759
900		Mercury General Corp.	39,879
17,200		Metlife, Inc.	1,036,472

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
940	@	Navigators Group, Inc.	$51,136
2,425	@	Philadelphia Consolidated Holding Co.	78,085
3,800		PMI Group, Inc.	22,116
1,590		Presidential Life Corp.	27,730
1,390	@, L	ProAssurance Corp.	74,824
1,200		Protective Life Corp.	48,672
1,100		RLI Corp.	54,527
1,000	L	Safety Insurance Group, Inc.	34,130
2,430	L	Selective Insurance Group	58,028
1,400		Stancorp Financial Group, Inc.	66,794
780		Tower Group, Inc.	19,633
13,900		Travelers Cos., Inc.	665,115
990	L	United Fire & Casualty Co.	37,026
1,700	L	Unitrin, Inc.	60,078
4,885		WR Berkley Corp.	135,266
1,200	L	Zenith National Insurance Corp.	43,032
2,060	@@	Zurich Financial Services AG	649,330
			9,937,663
		Internet: 0.9%
4,600	@, L	Amazon.com, Inc.	327,980
2,500	@, L	Avocent Corp.	42,250
1,290	@, L	Blue Coat Systems, Inc.	28,432
1,010	@, L	Blue Nile, Inc.	54,692
2,202	@, L	Cybersource Corp.	32,171
820	@, L	DealerTrack Holdings, Inc.	16,580
800	@, L	Digital River, Inc.	24,776
5,900	@	eBay, Inc.	176,056
8,400	@, L	Expedia, Inc.	183,876
1,100	@	Google, Inc. - Class A	484,517
710	@, L	Infospace, Inc.	8,215
2,090	@, L	j2 Global Communications, Inc.	46,649
500	@, L	Knot, Inc.	5,875
2,980	@	McAfee, Inc.	98,608
1,000	@, L	NetFlix, Inc.	34,650
3,120	@, L	Perficient, Inc.	24,773
2,600	@, L	Secure Computing Corp.	16,770
1,370	@	Stamps.com, Inc.	14,056
18,900	@	Symantec Corp.	314,118
1,900	L	United Online, Inc.	20,064
1,700	@, L	Valueclick, Inc.	29,325
2,010	@, L	Websense, Inc.	37,688
			2,022,121
		Investment Companies: 0.0%
2,100	L	Apollo Investment Corp.	33,243
			33,243
		Iron/Steel: 0.4%
800	L	Carpenter Technology Corp.	44,776
490	L	Cleveland-Cliffs, Inc.	58,712
1,800		Reliance Steel & Aluminum Co.	107,748
1,600		Steel Dynamics, Inc.	52,864
96,000	@@	Sumitomo Metal Industries Ltd.	367,805
2,600		United States Steel Corp.	329,862
			961,767
		Leisure Time: 0.1%
5,800		Callaway Golf Co.	85,144
1,625	L	Polaris Industries, Inc.	66,641
980	@, L	WMS Industries, Inc.	35,251
			187,036
		Lodging: 0.1%
300	@, L	Monarch Casino & Resort, Inc.	5,313
3,400	L	Starwood Hotels & Resorts Worldwide, Inc.	175,950
			181,263
		Machinery - Construction & Mining: 0.9%
26,316	@@	Atlas Copco AB - Class B	413,502
9,200	L	Caterpillar, Inc.	720,268
17,200	@@	Hitachi Construction Machinery Co., Ltd.	436,178
2,050	L	Joy Global, Inc.	133,578
5,600	@	Terex Corp.	350,000
			2,053,526
		Machinery - Diversified: 0.5%
2,200	@, L	AGCO Corp.	131,736
1,400	L	Applied Industrial Technologies, Inc.	41,846
290	L	Briggs & Stratton Corp.	5,191
300	L	Cascade Corp.	14,793
1,450	L	Cognex Corp.	31,654
6,400		Cummins, Inc.	299,648
1,500		Flowserve Corp.	156,570
1,700	@	Gardner Denver, Inc.	63,070
4,600	L	IDEX Corp.	141,174
400	@, L	Intevac, Inc.	5,180
100	L	Lindsay Manufacturing Co.	10,247
500		Nordson Corp.	26,925
800		Robbins & Myers, Inc.	26,120

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
1,700		Roper Industries, Inc.	$101,048
900	L	Wabtec Corp.	33,894
1,900	@, L	Zebra Technologies Corp.	63,308
			1,152,404
		Media: 1.3%
6,300	L	Clear Channel Communications, Inc.	184,086
15,300	@	DIRECTV Group, Inc.	379,287
400	L	Factset Research Systems, Inc.	21,548
6,000		McGraw-Hill Cos., Inc.	221,700
600	L	Media General, Inc.	8,412
1,500	@, L	Scholastic Corp.	45,405
16,167	@@	Vivendi	632,393
40,700		Walt Disney Co.	1,277,166
500	L	Washington Post	330,750
			3,100,747
		Metal Fabricate/Hardware: 0.1%
680	L	AM Castle & Co.	18,360
1,000		Commercial Metals Co.	29,970
200		Lawson Products	5,510
1,700	L	Mueller Industries, Inc.	49,045
872	L	Quanex Corp.	45,117
190		Valmont Industries, Inc.	16,699
3,600	L	Worthington Industries	60,732
			225,433
		Mining: 0.8%
25,314	@@	BHP Billiton Ltd.	831,845
410	@, L	Brush Engineered Materials, Inc.	10,525
400	@	Century Aluminum Co.	26,496
5,800		Freeport-McMoRan Copper & Gold, Inc.	558,076
200	@, L	RTI International Metals, Inc.	9,042
19,000	@@	Sumitomo Metal Mining Co., Ltd.	358,684
			1,794,668
		Miscellaneous Manufacturing: 3.8%
1,770		Acuity Brands, Inc.	76,022
580	L	AO Smith Corp.	19,065
1,952		Aptargroup, Inc.	75,991
1,000	L	Barnes Group, Inc.	22,950
400		Brink’s Co.	26,872
1,400		Carlisle Cos., Inc.	46,816
960	@, L	Ceradyne, Inc.	30,682
1,200	L	Clarcor, Inc.	42,660
2,900	L	Crane Co.	117,015
1,000	L	Donaldson Co., Inc.	40,280
19,500		Dover Corp.	814,710
12,800		Eaton Corp.	1,019,776
1,610	@, L	EnPro Industries, Inc.	50,216
85,550		General Electric Co.	3,166,206
1,000	@, L	Griffon Corp.	8,600
1,600		Harsco Corp.	88,608
7,800		Honeywell International, Inc.	440,076
31,000	@@	Konica Minolta Holdings, Inc.	426,490
15,800	L	Leggett & Platt, Inc.	240,950
900	@	Lydall, Inc.	10,305
400		Matthews International Corp. - Class A	19,300
1,350		Myers Industries, Inc.	17,726
10,950	L	Parker Hannifin Corp.	758,507
2,600	L	Pentair, Inc.	82,940
8,077	@@	Siemens AG	882,852
1,100		SPX Corp.	115,390
2,300	@, L	Sturm Ruger & Co., Inc.	18,952
874		Teleflex, Inc.	41,699
3,300		Textron, Inc.	182,886
			8,884,542
		Office Furnishings: 0.1%
2,378	L	Herman Miller, Inc.	58,427
2,700	L	HNI, Corp.	72,603
1,100	L	Interface, Inc.	15,455
			146,485
		Office/Business Equipment: 0.0%
6,900		Xerox Corp.	103,293
			103,293
		Oil & Gas: 8.9%
7,300		Anadarko Petroleum Corp.	460,119
2,900		Apache Corp.	350,378
990	@, L	Atwood Oceanics, Inc.	90,803
250	@, L	Bill Barrett Corp.	11,813
1,570		Cabot Oil & Gas Corp.	79,819
42,402		Chevron Corp.	3,619,435
2,600	L	Cimarex Energy Co.	142,324
30,100		ConocoPhillips	2,293,921
4,900	@	Denbury Resources, Inc.	139,895
8,600		Devon Energy Corp.	897,238
2,000	@, L	Encore Acquisition Co.	80,560

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
8,000		ENSCO International, Inc.	$500,960
17,700	@@	ERG S.p.A.	398,527
77,000		ExxonMobil Corp.	6,512,660
2,400	@, L	Forest Oil Corp.	117,504
1,900		Frontier Oil Corp.	51,794
2,180	L	Helmerich & Payne, Inc.	102,177
2,200	L	Hess Corp.	193,996
4,100		Marathon Oil Corp.	186,960
1,000	@	Newfield Exploration Co.	52,850
3,900		Noble Energy, Inc.	283,920
17,400		Occidental Petroleum Corp.	1,273,158
2,500	L	Patterson-UTI Energy, Inc.	65,450
210	L	Penn Virginia Corp.	9,259
5,716	@@	Petroleo Brasileiro SA ADR	583,661
110	@	Petroleum Development Corp.	7,620
1,890	@, L	Petroquest Energy, Inc.	32,773
1,310	@, L	Pioneer Drilling Co.	20,868
600		Pioneer Natural Resources Co.	29,472
1,335	@, L	Plains Exploration & Production Co.	70,942
6,300	@	Pride International, Inc.	220,185
800	@, L	Quicksilver Resources, Inc.	29,224
19,304	@@	Royal Dutch Shell PLC - Class B	650,282
4,600	@, L	Southwestern Energy Co.	154,974
1,520	L	St. Mary Land & Exploration Co.	58,520
1,320	@, L	Stone Energy Corp.	69,049
1,220	@, L	Swift Energy Co.	54,888
9,445	@@	Total SA	699,726
1,150	@	Unit Corp.	65,148
1,900		Valero Energy Corp.	93,309
			20,756,161
		Oil & Gas Services: 0.7%
600	@, L	Basic Energy Services, Inc.	13,248
500	@, L	Dril-Quip, Inc.	23,235
1,600	@, L	Exterran Holdings, Inc.	103,264
1,900	@, L	FMC Technologies, Inc.	108,091
2,300	@	Grant Prideco, Inc.	113,206
410		Gulf Island Fabrication, Inc.	11,775
2,310	@	Helix Energy Solutions Group, Inc.	72,765
850	@, L	Hornbeck Offshore Services, Inc.	38,820
1,250	@, L	ION Geophysical Corp.	17,250
600	L	Lufkin Industries, Inc.	38,292
140	@, L	NATCO Group, Inc.	6,545
3,900	@, L	National Oilwell Varco, Inc.	227,682
1,640	@, L	Oceaneering International, Inc.	103,320
21,450	@, @@	Petroleum Geo-Services ASA	532,524
940	@, L	SEACOR Holdings, Inc.	80,238
900	@, L	Superior Energy Services	35,658
1,197	@	Transocean, Inc.	161,834
840	@, L	W-H Energy Services, Inc.	57,834
			1,745,581
		Packaging & Containers: 0.2%
4,200		Ball Corp.	192,948
1,000	L	Chesapeake Corp.	4,810
3,100		Packaging Corp. of America	69,223
5,200	@	Pactiv Corp.	136,292
3,100		Sonoco Products Co.	88,753
			492,026
		Pharmaceuticals: 3.6%
350	@, L	Alpharma, Inc.	9,174
7,600		AmerisourceBergen Corp.	311,448
11,477	@@	AstraZeneca PLC	430,500
1,400	@, L	Cephalon, Inc.	90,160
1,400	@, L	Cubist Pharmaceuticals, Inc.	25,788
27,800		Eli Lilly & Co.	1,434,202
2,600	@	Endo Pharmaceuticals Holdings, Inc.	62,244
7,600	@	Forest Laboratories, Inc.	304,076
2,900	@, L	Gilead Sciences, Inc.	149,437
22,136	@@	GlaxoSmithKline PLC	468,223
1,000	@	HealthExtras, Inc.	24,840
2,600	@	Medco Health Solutions, Inc.	113,854
2,300		Medicis Pharmaceutical Corp.	45,287
27,200		Merck & Co., Inc.	1,032,240
3,900	@@	Merck KGaA	484,208
1,200	@	NBTY, Inc.	35,940
750	@, L	Noven Pharmaceuticals, Inc.	6,735
4,733	@@	Omega Pharma SA	219,286
2,400	L	Omnicare, Inc.	43,584
900	@	Par Pharmaceutical Cos., Inc.	15,651
1,600	L	Perrigo Co.	60,368
1,510	@, L	PetMed Express, Inc.	16,746
98,500		Pfizer, Inc.	2,061,605
4,103	@@	Roche Holding AG	773,292
2,280	@, L	Salix Pharmaceuticals Ltd.	14,318

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
1,240	@, L	Sciele Pharma, Inc.	$24,180
1,700	@, L	Sepracor, Inc.	33,184
2,080	@	Theragenics Corp.	8,195
400	@, L	USANA Health Sciences, Inc.	8,812
2,200	@, L	VCA Antech, Inc.	60,170
2,200	@, L	Viropharma, Inc.	19,668
			8,387,415
		Pipelines: 0.3%
500	L	Equitable Resources, Inc.	29,450
3,200		National Fuel Gas Co.	151,072
4,000		Oneok, Inc.	178,520
9,200	L	Williams Cos., Inc.	303,416
			662,458
		Real Estate: 0.3%
24,000	@@	Cheung Kong Holdings Ltd.	345,525
900	@, L	Forestar Real Estate Group, Inc.	22,419
610	L	Jones Lang LaSalle, Inc.	47,177
9,000	@@	Mitsui Fudosan Co., Ltd.	181,051
			596,172
		Retail: 3.7%
4,100	L	Abercrombie & Fitch Co.	299,874
600		Advance Auto Parts, Inc.	20,430
1,500	@	Aeropostale, Inc.	40,665
3,610		American Eagle Outfitters	63,211
1,000	@, L	AnnTaylor Stores Corp.	24,180
4,100	@	Autozone, Inc.	466,703
1,400	L	Barnes & Noble, Inc.	42,910
10,100	L	Best Buy Co., Inc.	418,746
8,400	@, L	Big Lots, Inc.	187,320
2,100	@, L	BJ’s Wholesale Club, Inc.	74,949
700	L	Bob Evans Farms, Inc.	19,313
895	L	Brown Shoe Co., Inc.	13,488
660	@, L	Buffalo Wild Wings, Inc.	16,170
1,100	@, L	Carmax, Inc.	21,362
1,530	L	Casey’s General Stores, Inc.	34,578
900	L	Cash America International, Inc.	32,760
2,000	L	Cato Corp.	29,880
600		CBRL Group, Inc.	21,462
1,000	@, L	CEC Entertainment, Inc.	28,880
1,260	@, L	Charlotte Russe Holding, Inc.	21,848
3,600	@, L	Chico’s FAS, Inc.	25,596
600	@, L	Chipotle Mexican Grill, Inc.	68,058
2,700	L	Christopher & Banks Corp.	26,973
22,900	@	Coach, Inc.	690,435
1,200	@, L	Copart, Inc.	46,512
14,000	L	Costco Wholesale Corp.	909,580
1,100	@, L	Dick’s Sporting Goods, Inc.	29,458
1,900	@	Dollar Tree, Inc.	52,421
18,000	@@	Don Quijote Co., Ltd.	330,099
1,600	@, L	Dress Barn, Inc.	20,704
13,000	L	Family Dollar Stores, Inc.	253,500
3,010	@, L	First Cash Financial Services, Inc.	31,093
7,200	@, L	GameStop Corp.	372,312
660		Guess ?, Inc.	26,710
1,090	@, L	Gymboree Corp.	43,469
3,100	@, L	Hanesbrands, Inc.	90,520
1,170	@	Insight Enterprises, Inc.	20,475
2,620	@, L	Jack in the Box, Inc.	70,399
1,200	@, L	JOS A Bank Clothiers, Inc.	24,600
294	L	Landry’s Restaurants, Inc.	4,786
480	L	Longs Drug Stores Corp.	20,381
8,800		McDonald’s Corp.	490,776
2,147	L	Men’s Wearhouse, Inc.	49,961
900		Movado Group, Inc.	17,541
500	@, L	O’Reilly Automotive, Inc.	14,260
1,410	@, L	Panera Bread Co.	59,065
780	@, L	PF Chang’s China Bistro, Inc.	22,183
1,600	L	Phillips-Van Heusen	60,672
4,400		Polo Ralph Lauren Corp.	256,476
16,992	@@	Punch Taverns PLC	181,713
2,170	@, L	Quiksilver, Inc.	21,288
9,200	L	RadioShack Corp.	149,500
700	@, L	Red Robin Gourmet Burgers, Inc.	26,299
2,700	L	Regis Corp.	74,223
1,100		Ross Stores, Inc.	32,956
1,000	@, L	School Specialty, Inc.	31,540
18,500	@@	Seven & I Holdings Co., Ltd.	469,520
2,497	@, L	Sonic Corp.	55,034
3,300	@, L	Starbucks Corp.	57,750
7,300		Supervalu, Inc.	218,854
850	@, L	Texas Roadhouse, Inc.	8,330
20,800		TJX Cos., Inc.	687,856
680	@, L	Tractor Supply Co.	26,874

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,015	@, L	Tween Brands, Inc.	$25,111
2,900	@, L	Urban Outfitters, Inc.	90,915
8,100		Wal-Mart Stores, Inc.	426,708
1,010	L	World Fuel Services Corp.	28,351
2,700	@, L	Zale Corp.	53,352
910	@, L	Zumiez, Inc.	14,278
			8,688,196
		Savings & Loans: 0.5%
1,611	L	Anchor Bancorp. Wisconsin, Inc.	30,561
2,600		Astoria Financial Corp.	70,616
1,670		BankAtlantic Bancorp., Inc.	6,530
4,350	L	Brookline Bancorp., Inc.	49,938
2,600	L	Dime Community Bancshares	45,448
4,200	L	First Niagara Financial Group, Inc.	57,078
1,430	@, L	FirstFed Financial Corp.	38,825
1,000	@, L	Guaranty Financial Group, Inc.	10,620
51,200		Hudson City Bancorp., Inc.	905,216
800		New York Community Bancorp., Inc.	14,576
4,100	L	Washington Mutual, Inc.	42,230
			1,271,638
		Semiconductors: 1.6%
11,100		Applied Materials, Inc.	216,561
2,800	@	Atmel Corp.	9,744
700	@, L	ATMI, Inc.	19,481
2,460	@, L	Axcelis Technologies, Inc.	13,776
810	@	Brooks Automation, Inc.	7,873
1,700	@, L	Cabot Microelectronics Corp.	54,655
1,792	L	Cohu, Inc.	29,120
800	@, L	Cree, Inc.	22,368
700	@, L	Cypress Semiconductor Corp.	16,527
520	@, L	Diodes, Inc.	11,419
2,400	@, L	DSP Group, Inc.	30,576
6,200	@, @@	Elpida Memory, Inc.	209,136
3,700	@	Fairchild Semiconductor International, Inc.	44,104
47,000		Intel Corp.	995,460
3,100	@, L	International Rectifier Corp.	66,650
800	L	Intersil Corp.	20,536
2,690	@, L	Lam Research Corp.	102,812
600	@, L	Microsemi Corp.	13,680
700	@, L	MKS Instruments, Inc.	14,980
10,250	@	Nvidia Corp.	202,848
380	@, L	Pericom Semiconductor Corp.	5,578
1,210	@	Photronics, Inc.	11,556
4,100	@, L	Semtech Corp.	58,753
700	@, L	Silicon Laboratories, Inc.	22,078
4,900	@, L	Skyworks Solutions, Inc.	35,672
1,000	@	Standard Microsystems Corp.	29,180
400	@, L	Supertex, Inc.	8,164
28,009	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	287,652
29,600		Texas Instruments, Inc.	836,792
6,100	@@	Tokyo Electron Ltd.	373,868
2,317	@, L	Varian Semiconductor Equipment Associates, Inc.	65,224
			3,836,823
		Software: 2.6%
5,300	@	Activision, Inc.	144,743
2,000	L	Acxiom Corp.	23,740
700	@, L	Advent Software, Inc.	29,834
1,750	@, L	Ansys, Inc.	60,410
7,300	@	Autodesk, Inc.	229,804
540	@, L	Avid Technology, Inc.	13,144
16,700	@	BMC Software, Inc.	543,084
1,400		Broadridge Financial Solutions ADR	24,640
36,700		CA, Inc.	825,750
1,600	@	Captaris, Inc.	7,072
1,800	@, L	Cerner Corp.	67,104
360	@, L	Concur Technologies, Inc.	11,178
900	@, L	CSG Systems International	10,233
400	@, L	Digi International, Inc.	4,616
1,292		Dun & Bradstreet Corp.	105,143
9,500		IMS Health, Inc.	199,595
2,800	@, L	Informatica Corp.	47,768
850	@, L	JDA Software Group, Inc.	15,513
430	@, L	Mantech International Corp.	19,505
1,600	@	Metavante Technologies, inc.	31,984
85,150		Microsoft Corp.	2,416,539
20,900	@	Novell, Inc.	131,461
1,270	@, L	Omnicell, Inc.	25,527
38,600	@	Oracle Corp.	755,016
600	@	Parametric Technology Corp.	9,588
520	@, L	Phase Forward, Inc.	8,882
800	@, L	Phoenix Technologies Ltd.	12,528
1,500	@, L	Progress Software Corp.	44,880
1,000	@, L	Smith Micro Software, Inc.	6,120

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
700	@, L	SPSS, Inc.	$27,146
3,100	@, L	Sybase, Inc.	81,530
750	@	Take-Two Interactive Software, Inc.	19,140
5,428	@, @@	Tele Atlas NV	216,072
			6,169,289
		Telecommunications: 3.5%
7,000	@	3Com Corp.	16,030
2,170	@, L	Adaptec, Inc.	6,380
2,300	@	ADC Telecommunications, Inc.	27,784
39,644	@@	Alcatel SA	226,867
710	@, L	Anixter International, Inc.	45,468
4,593	@, L	Arris Group, Inc.	26,731
54,332		AT&T, Inc.	2,080,916
520		Black Box Corp.	16,042
9,900	L	CenturyTel, Inc.	329,076
2,100	@, L	Cincinnati Bell, Inc.	8,946
52,300	@	Cisco Systems, Inc.	1,259,907
1,194	@, L	CommScope, Inc.	41,587
790	@, L	Comtech Telecommunications	30,810
11,700		Corning, Inc.	281,268
2,140		Fairpoint Communications, Inc.	19,303
2,870	@	Foundry Networks, Inc.	33,235
2,800	@, L	Harmonic, Inc.	21,280
3,007		Harris Corp.	145,930
12,800	@, L	JDS Uniphase Corp.	171,392
1,410	@, L	Netgear, Inc.	28,130
2,900	@, L	NeuStar, Inc.	76,792
1,840	@, L	Novatel Wireless, Inc.	17,811
4,060	@@	Orascom Telecom GDR	280,379
1,900	L	Plantronics, Inc.	36,689
9,500		Qualcomm, Inc.	389,500
8,400	@, L	RF Micro Devices, Inc.	22,344
34,137	@@	Royal KPN NV	576,290
3,700	@	Symmetricom, Inc.	12,913
280,833	@@	Telecom Italia S.p.A. RNC	464,042
2,850		Telephone & Data Systems, Inc.	111,920
900	@	Tollgrade Communications, Inc.	4,716
22,400		Verizon Communications, Inc.	816,480
800	@, L	Viasat, Inc.	17,376
154,365	@@	Vodafone Group PLC	458,836
			8,103,170
		Textiles: 0.1%
1,400	L	G&K Services, Inc.	49,854
1,700	@, L	Mohawk Industries, Inc.	121,737
550		Unifirst Corp.	20,400
			191,991
		Toys/Games/Hobbies: 0.4%
9,900		Hasbro, Inc.	276,210
900	@, L	Jakks Pacific, Inc.	24,813
1,000	@@	Nintendo Co., Ltd.	523,205
			824,228
		Transportation: 0.5%
200		Alexander & Baldwin, Inc.	8,616
710	L	Arkansas Best Corp.	22,621
1,200	L	Con-way, Inc.	59,376
58	@@	East Japan Railway Co.	483,637
580	@, L	HUB Group, Inc.	19,076
250	@, L	Kansas City Southern	10,028
1,400	@, L	Kirby Corp.	79,800
600	L	Landstar System, Inc.	31,296
840	@, L	Old Dominion Freight Line	26,737
5,400		Ryder System, Inc.	328,914
3,300	L	Tidewater, Inc.	181,863
500	L	Werner Enterprises, Inc.	9,280
			1,261,244
		Water: 0.2%
6,966	@@	Veolia Environnement	486,113
			486,113
		Total Common Stock
		(Cost $175,469,256)	183,118,157
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Apartments: 0.0%
300		Essex Property Trust, Inc.	34,194
			34,194
		Diversified: 0.1%
1,100	L	Colonial Properties Trust	26,455
600	L	Duke Realty Corp.	13,686
970		Entertainment Properties Trust	47,850
3,590		Lexington Corporate Properties Trust	51,732
600		Liberty Property Trust	18,666
			158,389

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Health Care: 0.0%
1,200	L	Medical Properties Trust, Inc.	$13,584
840	L	Senior Housing Properties Trust	19,908
			33,492
		Hotels: 0.2%
3,470		DiamondRock Hospitality Co.	43,965
5,600	L	Hospitality Properties Trust	190,512
9,600		Host Hotels & Resorts, Inc.	152,832
			387,309
		Office Property: 0.0%
1,590		BioMed Realty Trust, Inc.	37,985
600		Highwoods Properties, Inc.	18,642
100		Kilroy Realty Corp.	4,911
800		Mack-Cali Realty Corp.	28,568
1,270		Parkway Properties, Inc.	46,939
			137,045
		Real Estate: 0.0%
330	L	Home Properties, Inc.	15,837
			15,837
		Regional Malls: 0.1%
1,600	L	Macerich Co.	112,432
1,550	L	Pennsylvania Real Estate Investment Trust	37,805
			150,237
		Shopping Centers: 0.1%
1,100	L	Regency Centers Corp.	71,236
4,400	L	Weingarten Realty Investors	151,536
			222,772
		Single Tenant: 0.0%
1,660	L	National Retail Properties, Inc.	36,603
			36,603
		Storage: 0.1%
1,600	L	Extra Space Storage, Inc.	25,904
3,100		Public Storage, Inc.	274,722
			300,626
		Warehouse/Industrial: 0.1%
3,500		AMB Property Corp.	190,470
			190,470
		Total Real Estate Investment Trusts
		(Cost $1,687,391)	1,666,974
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
2,300	L	iShares S&P SmallCap 600 Index Fund	137,839
		Total Exchange-Traded Funds
		(Cost $140,449)	137,839
PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.0%
6,225	P	Merrill Lynch & Co., Inc.	87,897
			87,897
		Household Products/Wares: 0.2%
9,002	@@	Henkel KGaA - Vorzug	415,133
			415,133
		Insurance: 0.1%
5,050	@@, P	Aegon NV	102,515
2,000	@@, P	Aegon NV - Series 1	36,200
5,425	P	Metlife, Inc.	124,450
			263,165
		Media: 0.1%
12,578	@@	ProSieben SAT.1 Media AG	272,751
			272,751
		Sovereign: 0.0%
1,000	P	Fannie Mae	17,470
			17,470
		Total Preferred Stock
		(Cost $1,190,598)	1,056,416

Principal Amount			Value
CORPORATE BONDS/NOTES: 3.7%
		Aerospace/Defense: 0.0%
$76,000	C	United Technologies Corp., 5.375%, due 12/15/17	$78,116
			78,116
		Banks: 1.1%
110,000	@@, C	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	83,015
125,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	123,213
120,000		Bank of America Corp., 5.750%, due 12/01/17	124,411
70,000	@@, C	Bank of Ireland, 2.875%, due 12/29/49	43,400
20,000	@@, C	Bank of Scotland, 5.125%, due 12/31/49	13,459
38,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	39,193
30,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	19,350

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$141,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	$137,775
90,000	@@, C	BNP Paribas, 2.708%, due 09/29/49	66,517
57,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	47,686
10,000	@@, C	Den Norske Bank ASA, 3.375%, due 11/29/49	7,350
69,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	61,147
59,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	50,692
220,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	136,400
110,000	@@, C	HSBC Bank PLC, 5.000%, due 06/29/49	70,950
140,000	@@, C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	91,700
10,000	@@, C	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	6,550
55,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	54,810
10,000	@@, C	National Westminster Bank PLC, 3.313%, due 11/29/49	6,338
87,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	74,777
30,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	24,958
23,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	18,917
102,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	84,892
230,000	@@, C	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	148,350
70,000	@@, C	Societe Generale, 4.981%, due 11/29/49	51,088
170,000	@@, C	Standard Chartered PLC, 3.875%, due 07/29/49	100,300
30,000	@@, C	Standard Chartered PLC, 3.963%, due 01/29/49	18,150
260,000	@@, C	Standard Chartered PLC, 5.125%, due 11/29/49	153,400
59,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	59,826
131,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	97,163
200,000	@@	UBS AG, 5.875%, due 12/20/17	204,802
35,000	C	USB Capital IX, 6.189%, due 03/29/49	26,004
71,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	50,619
162,000		Wells Fargo & Co., 5.625%, due 12/11/17	166,012
60,000	@@, C	Westpac Banking Corp., 2.806%, due 09/30/49	45,911
113,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	100,361
			2,609,486
		Beverages: 0.1%
46,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	47,628
108,000	@@, C	Diageo Capital PLC, 5.750%, due 10/23/17	110,809
			158,437
		Chemicals: 0.0%
10,000	Z	Stauffer Chemical, 3.200%, due 04/15/10	9,377
40,000	Z	Stauffer Chemical, 6.670%, due 04/15/17	24,823
40,000	Z	Stauffer Chemical, 6.940%, due 04/15/18	23,431
			57,631
		Diversified Financial Services: 0.7%
181,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	170,027
81,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	82,927
118,000		Citigroup, Inc., 6.125%, due 11/21/17	118,038
66,000	C	Citigroup, Inc., 8.300%, due 12/21/57	65,212
88,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	91,845
100,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	91,132
40,000	@@, C	Financiere CSFB NV, 2.875%, due 03/29/49	29,625
89,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	92,876
108,000		General Electric Capital Corp., 5.875%, due 01/14/38	104,454
53,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	49,458
102,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	106,188
121,000		John Deere Capital Corp., 4.950%, due 12/17/12	125,470
149,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	155,668
168,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	124,041
47,000	@@, C	Paribas, 2.750%, due 12/31/49	36,374
18,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	17,934
94,774	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	98,565
547,000	#, Z	Toll Road Investors Partnership II LP, 15.080%, due 02/15/45	82,327
86,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	86,291
			1,728,452
		Electric: 0.3%
94,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	89,634
81,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	82,407
128,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	133,712
87,000	C	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	87,015
24,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	28,241
32,000	C, L	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	31,030
91,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	94,159
77,000	C	NorthWestern Corp., 5.875%, due 11/01/14	77,705
			623,903
		Food: 0.1%
96,000		Kraft Foods, Inc., 6.125%, due 02/01/18	96,115
97,000		Kraft Foods, Inc., 6.875%, due 02/01/38	95,756
136,000		Kraft Foods, Inc., 7.000%, due 08/11/37	136,406
			328,277
		Healthcare - Products: 0.1%
144,000	C	Baxter International, Inc., 6.250%, due 12/01/37	147,834
			147,834
		Healthcare - Services: 0.2%
411,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	393,899
			393,899

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Insurance: 0.1%
$97,000	@@, C	Aegon NV, 4.249%, due 12/31/49	$58,200
61,000		Prudential Financial, Inc., 6.000%, due 12/01/17	61,594
54,000		Prudential Financial, Inc., 6.625%, due 12/01/37	53,509
			173,303
		Media: 0.0%
95,000	#, C	News America, Inc., 6.650%, due 11/15/37	96,117
			96,117
		Miscellaneous Manufacturing: 0.1%
134,000		General Electric Co., 5.250%, due 12/06/17	134,067
			134,067
		Multi - National: 0.0%
56,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	53,872
			53,872
		Oil & Gas: 0.2%
62,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	60,499
12,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	12,982
94,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	93,718
114,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	117,482
97,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	99,411
			384,092
		Pharmaceuticals: 0.0%
80,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	80,952
			80,952
		Pipelines: 0.0%
66,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	64,807
			64,807
		Real Estate: 0.1%
23,000	C	Liberty Property LP, 6.375%, due 08/15/12	23,006
95,000	C	Liberty Property LP, 7.750%, due 04/15/09	97,379
			120,385
		Retail: 0.3%
125,000	C	McDonald’s Corp., 5.350%, due 03/01/18	126,769
38,000	C	McDonald’s Corp., 5.800%, due 10/15/17	39,973
228,000	C	McDonald’s Corp., 6.300%, due 10/15/37	234,996
43,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	42,881
32,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	31,772
217,000	C	Target Corp., 6.500%, due 10/15/37	210,491
10,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	10,535
			697,417
		Telecommunications: 0.2%
52,000	C	AT&T, Inc., 5.500%, due 02/01/18	51,011
163,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	160,507
138,000	C	Embarq Corp., 7.995%, due 06/01/36	126,361
84,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	62,728
74,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	72,209
59,000	C	Verizon Communications, Inc., 6.400%, due 02/15/38	57,629
			530,445
		Transportation: 0.1%
124,000	C	Union Pacific Corp., 5.700%, due 08/15/18	123,521
			123,521
		Water: 0.0%
54,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	56,298
54,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	54,265
			110,563
		Total Corporate Bonds/Notes
		(Cost $9,310,005)	8,695,576
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.0%
		Federal Home Loan Mortgage Corporation: 5.2%
286,290	C, S	3.168%, due 05/15/33	285,196
109,000		3.500%, due 05/29/13	109,851
116,755	C, S	4.500%, due 12/15/16	118,468
179,000	C	5.000%, due 12/11/12	179,968
194,752	C, S	5.000%, due 08/15/16	199,647
186,000	C, S	5.000%, due 05/15/20	188,566
96,000	C, S	5.000%, due 04/15/32	96,879
900,000	W	5.000%, due 04/15/35	891,140
195,000	C	5.250%, due 03/15/12	197,314
57,000	C, S	5.500%, due 12/15/20	58,880
34,000	C, S	5.500%, due 10/15/32	35,086
30,000	C, S	5.500%, due 11/15/32	30,836
5,241,000	W	5.500%, due 04/01/33	5,292,592
105,000	C, S	5.500%, due 07/15/33	107,046
139,040	C, S	6.000%, due 01/15/29	144,736
4,122,000	W	6.500%, due 04/15/34	4,275,932
			12,212,137
		Federal National Mortgage Association: 2.7%
161,000	L	3.250%, due 04/09/13	160,988
39,000	W	4.500%, due 04/01/18	38,793
173,000	W	5.000%, due 04/15/21	174,649
28,483	S	5.000%, due 02/01/37	27,783
41,695	S	5.000%, due 03/01/37	40,671
80,732	S	5.000%, due 05/01/37	78,748

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$492,345	S	5.000%, due 08/01/37	$480,247
78,366	S	5.500%, due 02/01/18	80,078
495,000	W	5.500%, due 04/15/19	505,287
364,000	S	5.500%, due 05/25/30	370,725
103,602	S	5.500%, due 01/25/36	103,050
185,755	S	5.500%, due 06/01/37	187,718
332,000		5.500%, due 04/01/38	331,066
2,663,000	W	5.500%, due 04/01/38	2,688,381
6,620	S	6.000%, due 10/01/08	6,673
80,430	S	6.000%, due 08/01/16	83,032
96,800	S	6.000%, due 04/25/31	100,893
321,000		6.000%, due 04/01/34	328,874
88,197	S	6.500%, due 01/01/23	91,828
40,850	S	6.500%, due 04/01/27	42,756
365,000		6.500%, due 04/01/31	378,060
6,514	S	7.000%, due 12/01/27	6,937
19,302	S	7.500%, due 09/01/31	20,822
			6,328,059
		Government National Mortgage Association: 0.1%
17,588	S	6.500%, due 01/15/29	18,396
15,339	S	6.500%, due 01/15/32	16,012
10,899	S	7.000%, due 04/15/26	11,677
1,055		7.000%, due 01/15/28	1,129
14,934	S	7.000%, due 02/15/28	15,981
			63,195
		Total U.S. Government Agency Obligations
		(Cost $18,375,193)	18,603,391
U.S. TREASURY OBLIGATIONS: 3.9%
		U.S. Treasury Bonds: 0.4%
483,000	L	3.500%, due 02/15/18	485,943
65,000	L	4.750%, due 05/15/14	72,988
10,000	L	4.750%, due 02/15/37	10,759
380,000	L	5.000%, due 05/15/37	425,214
			994,904
		U.S. Treasury Notes: 3.4%
23,000		1.750%, due 03/31/10	23,050
2,465,000	L	2.000%, due 02/28/10	2,482,911
2,584,000	L	2.500%, due 03/31/13	2,588,643
—	L	2.750%, due 02/28/13	—
2,611,000	L	4.500%, due 05/15/10	2,771,334
			7,865,938
		Treasury Inflation Indexed Protected Securities: 0.1%
215,000		1.750%, due 01/15/28	214,815
			214,815
		Total U.S. Treasury Obligations
		(Cost $8,884,405)	9,075,657
ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.0%
2,466	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	2,466
			2,466
		Home Equity Asset-Backed Securities: 0.0%
135,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	82,903
3,369	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	3,365
868	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	866
29,521	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	28,434
			115,568
		Other Asset-Backed Securities: 0.3%
707,830	C, S	Bear Stearns Asset-Backed Securities, Inc., 2.999%, due 07/25/36	314,828
137,000	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	134,945
80,000	S	CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	75,950
27,821	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	27,489
26,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	23,608
38,143	C, S	Equity One, Inc., 5.050%, due 09/25/33	36,166
37,875	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	36,485
1,686	C, S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	1,651
			651,122
		Total Asset-Backed Securities
		(Cost $1,225,232)	769,156
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.4%
114,396	C, S	American Home Mortgage Assets, 5.246%, due 11/25/46	91,203
126,009	C, S	Banc of America Alternative Loan Trust, 6.282%, due 11/25/21	119,523
45,998	C, S	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	44,858
36,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	34,915
10,534	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	10,430
25,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	24,709
66,755	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	66,338
46,367	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	46,102
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,197

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$119,989	C, S	Banc of America Funding Corp., 5.841%, due 05/20/36	$108,797
25,977	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	24,078
34,300	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	33,224
34,423	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	31,757
165,972	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	165,973
97,951	C, S	Chaseflex Trust, 6.500%, due 02/25/37	92,918
40,582	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	40,162
88,438	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	72,674
101,785	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	93,321
31,614	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	30,451
30,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	31,531
109,525	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	109,749
376,048	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	383,250
24,727	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	24,505
10,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	9,840
60,729	C, S	GMAC Mortgage Corp. Loan Trust, 4.581%, due 10/19/33	55,443
51,203	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	50,358
93,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	92,511
19,923	#, C, S	GSMPS Mortgage Loan Trust, 2.949%, due 01/25/35	14,936
54,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	53,172
7,456	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	7,506
11,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	11,197
121,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	121,429
28,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	27,556
216,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	213,124
121,657	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	120,877
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	7,853
42,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	41,755
152,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	155,875
249,912	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	246,416
370,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	362,277
249,035	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	239,033
79,762	C, S	RAAC Series, 5.250%, due 09/25/34	75,888
29,844	C, S	Thornburg Mortgage Securities Trust, 2.969%, due 09/25/44	28,642
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	9,970
184,271	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	180,297
551,772	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.136%, due 07/25/47	367,534
48,818	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.138%, due 07/25/47	26,474
423,203	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.220%, due 01/25/47	372,418
26,688	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.674%, due 06/25/37	25,250
210,385	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.750%, due 02/25/36	204,668
58,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.820%, due 10/25/36	53,889
286,671	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.826%, due 11/25/46	157,669
65,195	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.876%, due 07/25/37	59,945
95,397	C, S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	84,492
53,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	51,496
61,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.791%, due 07/25/34	57,104
29,750	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.258%, due 10/25/35	29,871
210,437	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	187,617
196,021	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36	176,395
		Total Collateralized Mortgage Obligations
		(Cost $6,253,558)	5,671,442
MUNICIPAL BONDS: 0.1%
		California: 0.0%
61,000	C	City of San Diego, 7.125%, due 06/01/32	59,758
			59,758
		Michigan: 0.1%
240,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	230,904
			230,904
		Total Municipal Bonds
		(Cost $297,040)	290,662
		Total Long-Term Investments
		(Cost $222,833,127)	229,085,270

Shares			Value
SHORT-TERM INVESTMENTS: 26.0%
		Mutual Fund: 7.6%
17,775,000	**, S	ING Institutional Prime Money Market Fund	$17,775,000
		Total Mutual Fund
		(Cost $17,775,000)	17,775,000

Principal Amount			Value
		Repurchase Agreement: 0.5%
$1,160,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $1,160,073 to be received upon repurchase (Collateralized by $1,168,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $1,183,573, due 09/16/08)	$1,160,000
		Total Repurchase Agreement
		(Cost $1,160,000)	1,160,000

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 17.9%
$41,803,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$41,803,000
		Total Securities Lending Collateral
		(Cost $41,803,000)		41,803,000
		Total Short-Term Investments
		(Cost $60,738,000)		60,738,000
		Total Investments in Securities
		(Cost $283,571,127)*	123.9%	$289,823,270
		Other Assets and Liabilities - Net	(23.9)	(55,909,957)
		Net Assets	100.0%	$233,913,313

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $286,630,207.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,799,850
		Gross Unrealized Depreciation		(15,606,787)
		Net Unrealized Appreciation		$3,193,063

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Strategic Allocation Growth Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	1,347,000	$51,304
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	322,000	(24,315)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	1,537,000	(29,409)
				$(2,420)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Strategic Allocation Growth Portfolio Open Futures Contracts on March 31, 2008

				Unrealized
	Number of	Notional		Appreciation/
Contract Description	Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	45	11,007,000	12/15/08	$(12,722)
S&P 500	1	331,000	06/19/08	11,116
S&P Mid 400 E-Mini	3	234,450	06/20/08	4,053
U.S. Treasury 2-Year Note	4	858,625	06/30/08	3,898
U.S. Treasury 5-Year Note	29	3,312,797	06/30/08	32,362
U.S. Treasury 10-Year Note	10	1,189,531	06/19/08	32,477
				$71,184
Short Contracts
90-Day Eurodollar	45	(10,928,813)	12/14/09	$15,741
U.S. Treasury Long Bond	7	(831,578)	06/19/08	(14,897)
				$844

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices	$203,113,106	$72,028
Level 2- Other Significant Observable Inputs	43,435,299	(2,420)
Level 3- Significant Unobservable Inputs	1,471,865	—
Total	$248,020,270	$69,608

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$1,390,786	$—
Net purchases (sales)	292,663	—
Total realized and unrealized gain (loss)	(211,584)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$1,471,865	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 63.1%
		Advertising: 0.5%
500	@	Getty Images, Inc.	$16,000
300	@, L	inVentiv Health, Inc.	8,643
27,900		Omnicom Group	1,232,622
			1,257,265
		Aerospace/Defense: 2.0%
820	@	BE Aerospace, Inc.	28,659
10,800		Boeing Co.	803,196
760		Cubic Corp.	21,607
1,060		Curtiss-Wright Corp.	43,969
650		DRS Technologies, Inc.	37,882
600	@	Esterline Technologies Corp.	30,222
3,500		Goodrich Corp.	201,285
6,400		L-3 Communications Holdings, Inc.	699,776
8,200		Lockheed Martin Corp.	814,260
140	@, L	Moog, Inc.	5,909
14,500		Northrop Grumman Corp.	1,128,245
770	@, L	Orbital Sciences Corp.	18,557
660	@, L	Teledyne Technologies, Inc.	31,020
11,900		United Technologies Corp.	818,958
			4,683,545
		Agriculture: 0.8%
6,500		Altria Group, Inc.	144,300
330		Andersons, Inc.	14,721
13,137	@@	British American Tobacco PLC	493,421
10,900	@	Philip Morris International, Inc.	551,322
9,500	L	Reynolds American, Inc.	560,785
650	L	Universal Corp.	42,595
			1,807,144
		Airlines: 0.3%
37,005	@, @@	British Airways PLC	172,128
1,843		Skywest, Inc.	38,924
44,400	L	Southwest Airlines Co.	550,560
			761,612
		Apparel: 0.9%
1,380	@, L	CROCS, Inc.	24,109
280	@, L	Deckers Outdoor Corp.	30,190
1,840	@, L	Iconix Brand Group, Inc.	31,924
280	@, L	Maidenform Brands, Inc.	4,556
20,400	L	Nike, Inc.	1,387,200
380	L	Oxford Industries, Inc.	8,561
390	@, L	Skechers USA, Inc.	7,882
5,500		VF Corp.	426,305
480	@, L	Volcom, Inc.	9,701
1,250	@, L	Warnaco Group, Inc.	49,300
1,250		Wolverine World Wide, Inc.	36,263
			2,015,991
		Auto Manufacturers: 0.2%
49,000	@@	Fuji Heavy Industries Ltd.	207,406
27,200	@@	Nissan Motor Co., Ltd.	228,039
1,900		Oshkosh Truck Corp.	68,932
2,210	L	Wabash National Corp.	19,868
			524,245
		Auto Parts & Equipment: 0.4%
2,350	L	BorgWarner, Inc.	101,121
21,200		Johnson Controls, Inc.	716,560
1,550	@, L	Lear Corp.	40,161
			857,842
		Banks: 4.0%
1,200	L	Associated Banc-Corp.	31,956
19,883	@@, L	Banco Bilbao Vizcaya Argentaria SA	437,234
2,530	L	Bank Mutual Corp.	27,172
9,700		Bank of America Corp.	367,727
2,300	@@	Bank of Ireland - Dublin Exchange	34,282
14,900	@@	Bank of Ireland - London Exchange	221,119
26,500	L	Bank of New York Mellon Corp.	1,105,845
28,000	@@	Bank of Yokohama Ltd.	191,597
34,171	@@	Barclays PLC	308,279
2,000	L	Boston Private Financial Holdings, Inc.	21,180
5,700	L	Capital One Financial Corp.	280,554
1,170	L	Cascade Bancorp.	11,185
2,800	L	Cathay General Bancorp.	58,044
1,400	L	Central Pacific Financial Corp.	26,390
5,100	L	Colonial BancGroup, Inc.	49,113
480	L	Community Bank System, Inc.	11,789

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
480	L	Corus Bankshares, Inc.	$4,670
2,908	@@	Deutsche Bank AG	330,030
1,226	L	East-West Bancorp., Inc.	21,762
1,450	L	First Community Bancorp., Inc.	38,933
12,357	@@	Fortis	310,498
285	L	Frontier Financial Corp.	5,039
1,420	L	Glacier Bancorp., Inc.	27,221
1,720		Hanmi Financial Corp.	12,711
35,903	@@	HSBC Holdings PLC	591,460
12,648	L	Marshall & Ilsley Corp.	293,434
38,000	@@	Mitsubishi UFJ Financial Group, Inc.	332,417
1,010		Nara Bancorp., Inc.	13,120
11,600	@@	National Australia Bank Ltd.	320,805
2,120	L	National Penn Bancshares, Inc.	38,563
700	L	Old National Bancorp.	12,600
1,240	L	Prosperity Bancshares, Inc.	35,538
58,700	L	Regions Financial Corp.	1,159,325
580	@, L	Signature Bank	14,790
11,800		State Street Corp.	932,200
480	L	Sterling Bancorp.	7,454
1,010		Sterling Financial Corp.	15,766
30,000	@@	Sumitomo Trust & Banking Co., Ltd.	207,909
180	L	Susquehanna Bancshares, Inc.	3,667
100	@, L	SVB Financial Group	4,364
2,510		UCBH Holdings, Inc.	19,478
2,100	@@	Uniao de Bancos Brasileiros SA GDR	244,944
74,700	@@	UniCredito Italiano S.p.A.	500,509
200	L	United Community Banks, Inc.	3,396
19,650	L	Wachovia Corp.	530,550
2,650	L	Webster Financial Corp.	73,856
100	L	Whitney Holding Corp.	2,479
2,450	L	Wilmington Trust Corp.	76,195
890	L	Wintrust Financial Corp.	31,106
			9,400,255
		Beverages: 0.5%
6,800		Anheuser-Busch Cos., Inc.	322,660
140	@	Boston Beer Co., Inc.	6,656
24,642	@@	C&C Group PLC	153,730
16,900	@, L	Constellation Brands, Inc.	298,623
650	@, L	Hansen Natural Corp.	22,945
11,500		Pepsi Bottling Group, Inc.	389,965
3,250		PepsiAmericas, Inc.	82,973
			1,277,552
		Biotechnology: 0.5%
850	@, L	Affymetrix, Inc.	14,799
13,900	@	Amgen, Inc.	580,742
4,400	@	Biogen Idec, Inc.	271,436
100	@, L	Charles River Laboratories International, Inc.	5,894
710	@, L	CryoLife, Inc.	6,674
760	@, L	Enzo Biochem, Inc.	6,908
850	@, L	Invitrogen Corp.	72,650
180	@, L	Lifecell Corp.	7,565
660	@, L	Martek Biosciences Corp.	20,176
4,000	@, L	Millennium Pharmaceuticals, Inc.	61,840
1,040	@, L	Regeneron Pharmaceuticals, Inc.	19,958
230	@, L	Savient Pharmaceuticals, Inc.	4,600
750	@, L	Vertex Pharmaceuticals, Inc.	17,918
			1,091,160
		Building Materials: 0.4%
860	L	Apogee Enterprises, Inc.	13,244
710	@, L	Drew Industries, Inc.	17,367
2,110		Gibraltar Industries, Inc.	24,750
8,588	@@	Italcementi S.p.A.	174,432
840		Lennox International, Inc.	30,215
28,900	L	Masco Corp.	573,087
1,120	@, L	NCI Building Systems, Inc.	27,104
350		Simpson Manufacturing Co., Inc.	9,513
200	L	Texas Industries, Inc.	12,022
1,700		Trane, Inc.	78,030
200	L	Universal Forest Products, Inc.	6,440
			966,204
		Chemicals: 1.8%
800		Air Products & Chemicals, Inc.	73,600
750		Airgas, Inc.	34,103
200		Albemarle Corp.	7,304
850	L	Cabot Corp.	23,800
500		CF Industries Holdings, Inc.	51,810
28,636	@@	Croda International	376,479
1,100		Cytec Industries, Inc.	59,235
13,400		Ecolab, Inc.	581,962
28,700		EI Du Pont de Nemours & Co.	1,342,012
1,680	L	Georgia Gulf Corp.	11,642

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
260	L	HB Fuller Co.	$5,307
1,700	L	International Flavors & Fragrances, Inc.	74,885
1,550		Lubrizol Corp.	86,041
700	L	Minerals Technologies, Inc.	43,960
210	L	NewMarket Corp.	15,845
3,100	L	Olin Corp.	61,256
320	@, L	OM Group, Inc.	17,453
840	@, L	PolyOne Corp.	5,351
6,500		PPG Industries, Inc.	393,315
455		Quaker Chemical Corp.	14,237
300		RPM International, Inc.	6,282
340		Schulman A, Inc.	6,980
11,100	L	Sigma-Aldrich Corp.	662,115
36,000	@@	Sumitomo Chemical Co., Ltd.	232,374
950	@, L	Terra Industries, Inc.	33,754
860	L	Tronox, Inc.	3,354
350		Valspar Corp.	6,944
280		Zep, Inc.	4,542
			4,235,942
		Coal: 0.1%
1,450		Arch Coal, Inc.	63,075
1,480		Massey Energy Co.	54,020
380	@, L	Patriot Coal Corp.	17,849
			134,944
		Commercial Services: 0.9%
480		Administaff, Inc.	11,333
1,250	@, L	Alliance Data Systems Corp.	59,388
480	@, L	AMN Healthcare Services, Inc.	7,402
5,100	@	Apollo Group, Inc. - Class A	220,320
660	L	Arbitron, Inc.	28,486
200	@, L	Bankrate, Inc.	9,978
580	L	Bowne & Co., Inc.	8,845
22,702	@@	Brambles Ltd.	207,504
380	@	Bright Horizons Family Solutions, Inc.	16,355
1,250	@, L	Career Education Corp.	15,900
280		CDI Corp.	7,014
560	L	Chemed Corp.	23,632
850	@, W, L	ChoicePoint, Inc.	40,460
100	@, L	Consolidated Graphics, Inc.	5,605
500	L	Corporate Executive Board Co.	20,240
650	L	DeVry, Inc.	27,196
750	@, L	Gartner, Inc.	14,505
200	L	Global Payments, Inc.	8,272
500	L	Heidrick & Struggles International, Inc.	16,265
500	@, L	ITT Educational Services, Inc.	22,965
200	@, L	Kendle International, Inc.	8,984
520	@, L	Live Nation, Inc.	6,308
1,350		Manpower, Inc.	75,951
760	L	MAXIMUS, Inc.	27,900
3,700	L	Moody’s Corp.	128,871
1,650	@, L	MPS Group, Inc.	19,503
500	@, L	Navigant Consulting, Inc.	9,490
1,090	@, L	On Assignment, Inc.	6,922
160	@, L	Parexel International Corp.	4,176
850		Pharmaceutical Product Development, Inc.	35,615
200	@, L	Pharmanet Development Group	5,046
280	@, L	Pre-Paid Legal Services, Inc.	11,875
1,250	@, L	Rent-A-Center, Inc.	22,938
3,300	L	Robert Half International, Inc.	84,942
2,400	L	Rollins, Inc.	42,456
18,900		RR Donnelley & Sons Co.	572,859
2,400		Service Corp. International	24,336
1,050	L	Sotheby’s	30,356
513	@, L	Spherion Corp.	3,140
200	L	Strayer Education, Inc.	30,500
1,210	@, L	TrueBlue, Inc.	16,262
650	@, L	United Rentals, Inc.	12,246
6,182	@@	USG People NV	146,635
2,550	@, L	Valassis Communications, Inc.	27,668
430	@, L	Volt Information Sciences, Inc.	7,293
760		Watson Wyatt Worldwide, Inc.	43,130
			2,177,067
		Computers: 2.8%
6,600	@	Affiliated Computer Services, Inc.	330,726
200	@, L	Ansoft Corp.	6,104
8,600	@	Apple, Inc.	1,234,100
715	@, L	CACI International, Inc.	32,568
3,550	@, L	Cadence Design Systems, Inc.	37,914
5,800	@@	Capgemini SA	330,252
1,620	@	Ciber, Inc.	7,938
20,100	@	Dell, Inc.	400,392
200	L	Diebold, Inc.	7,510

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
850	@, L	DST Systems, Inc.	$55,879
38,800	@, L	EMC Corp.	556,392
28,000		Hewlett-Packard Co.	1,278,480
14,900		International Business Machines Corp.	1,715,586
700	L	Jack Henry & Associates, Inc.	17,269
8,400	@	Lexmark International, Inc.	258,048
940	@, L	Mercury Computer Systems, Inc.	5,283
1,672	@, L	Micros Systems, Inc.	56,280
360	L	MTS Systems Corp.	11,614
2,900	@	NCR Corp.	66,207
660	@	Planar Systems, Inc.	2,647
660	@, L	Radiant Systems, Inc.	9,220
1,130	@, L	Radisys Corp.	11,402
2,300	@, L	Sandisk Corp.	51,911
180	@	SI International, Inc.	3,454
500	@, L	SRA International, Inc.	12,155
280	@, L	Stratasys, Inc.	4,984
640	@, L	Synaptics, Inc.	15,283
2,500	@	Synopsys, Inc.	56,775
2,600	@	Teradata Corp.	57,356
2,800	@, L	Western Digital Corp.	75,712
			6,709,441
		Cosmetics/Personal Care: 0.7%
1,250		Alberto-Culver Co.	34,263
470	@, L	Chattem, Inc.	31,180
23,800		Procter & Gamble Co.	1,667,666
			1,733,109
		Distribution/Wholesale: 0.2%
1,590	@, L	Brightpoint, Inc.	13,292
850	L	Fastenal Co.	39,041
1,290	@, L	Fossil, Inc.	39,397
650	@	Ingram Micro, Inc.	10,290
2,400	@, L	LKQ Corp.	53,928
670	L	Owens & Minor, Inc.	26,358
200	@, L	Scansource, Inc.	7,238
12,000	@@	Sumitomo Corp.	159,946
1,650	@, L	Tech Data Corp.	54,120
810	@, L	United Stationers, Inc.	38,637
200	L	Watsco, Inc.	8,284
			450,531
		Diversified Financial Services: 2.5%
4,700		American Express Co.	205,484
1,700		Ameriprise Financial, Inc.	88,145
9,400		Citigroup, Inc.	201,348
1,400	L	CME Group, Inc.	656,740
5,600	L	Countrywide Financial Corp.	30,800
12,200		Discover Financial Services	199,714
2,550	L	Eaton Vance Corp.	77,801
10,700		Fannie Mae	281,624
940	L	Financial Federal Corp.	20,501
6,200	L	Freddie Mac	156,984
7,100		Goldman Sachs Group, Inc.	1,174,269
700	@	IntercontinentalExchange, Inc.	91,350
470	@	Investment Technology Group, Inc.	21,705
350	L	Jefferies Group, Inc.	5,646
43,800		JPMorgan Chase & Co.	1,881,210
790	@, L	LaBranche & Co., Inc.	3,437
5,000		Lehman Brothers Holdings, Inc.	188,200
5,500		Nyse Euronext	339,405
670	L	OptionsXpress Holdings, Inc.	13,876
590	@, L	Portfolio Recovery Associates, Inc.	25,305
3,750		Raymond James Financial, Inc.	86,175
990	L	SWS Group, Inc.	12,108
280	@, L	World Acceptance, Corp.	8,918
			5,770,745
		Electric: 2.4%
1,742		Alliant Energy Corp.	60,987
1,300		American Electric Power Co., Inc.	54,119
4,600	@	Aquila, Inc.	14,766
200	L	Central Vermont Public Service Corp.	4,780
5,200		Constellation Energy Group, Inc.	459,004
23,000		Dominion Resources, Inc.	939,320
800		DPL, Inc.	20,512
60,000		Duke Energy Corp.	1,071,000
1,850		Energy East Corp.	44,622
7,200		FirstEnergy Corp.	494,064
17,400		FPL Group, Inc.	1,091,676
2,300	L	Hawaiian Electric Industries	54,901
3,100		MDU Resources Group, Inc.	76,105
400		Northeast Utilities	9,816
750		OGE Energy Corp.	23,378
5,800		PPL Corp.	266,336

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electric (continued)
1,350		Puget Energy, Inc.	$34,925
3,800	@@	RWE AG	469,376
950		SCANA Corp.	34,751
12,587	@@	Scottish & Southern Energy PLC	351,084
100	L	Wisconsin Energy Corp.	4,399
			5,579,921
		Electrical Components & Equipment: 0.3%
1,050	W	Ametek, Inc.	46,106
660	L	Belden CDT, Inc.	23,311
300	@, L	Energizer Holdings, Inc.	27,144
1,550	L	Hubbell, Inc.	67,720
480	@	Littelfuse, Inc.	16,786
3,338	@@	Schneider Electric SA	431,210
			612,277
		Electronics: 1.3%
16,600	@	Agilent Technologies, Inc.	495,178
550		Amphenol Corp.	20,488
280	L	Analogic Corp.	18,631
14,400		Applera Corp. - Applied Biosystems Group	473,184
2,350	@	Arrow Electronics, Inc.	79,078
2,200	@	Avnet, Inc.	72,006
2,040	@, L	Benchmark Electronics, Inc.	36,618
960		Brady Corp.	32,093
570	@, L	Checkpoint Systems, Inc.	15,305
1,682		CTS Corp.	17,997
690	@, L	Cymer, Inc.	17,968
290	@, L	Dionex Corp.	22,327
690	@, L	Electro Scientific Industries, Inc.	11,371
550	@, L	Faro Technologies, Inc.	17,149
1,630	@, L	Flir Systems, Inc.	49,047
290	@, L	Itron, Inc.	26,167
14,800		Jabil Circuit, Inc.	140,008
10,295	@@	Koninklijke Philips Electronics NV	394,092
870	@, L	LoJack Corp.	10,997
1,240		Methode Electronics, Inc.	14,496
2,050	L	National Instruments Corp.	53,587
4,100	@@	Nidec Corp.	253,002
350	@, L	Plexus Corp.	9,818
960		Technitrol, Inc.	22,205
9,000	@, L	Thermo Electron Corp.	511,560
1,650	@, L	Thomas & Betts Corp.	60,011
1,440	@, L	Trimble Navigation Ltd.	41,170
1,356	@, L	TTM Technologies, Inc.	15,350
1,800	@@	Tyco Electronics Ltd.	61,776
450	@, L	Varian, Inc.	26,064
800	@	Vishay Intertechnology, Inc.	7,248
180	L	Woodward Governor Co.	4,810
			3,030,801
		Energy - Alternate Sources: 0.0%
1,080	@, L	Headwaters, Inc.	14,245
			14,245
		Engineering & Construction: 0.2%
600	@	Dycom Industries, Inc.	7,206
1,790	@, L	EMCOR Group, Inc.	39,756
2,200	L	Fluor Corp.	310,552
1,850		Granite Construction, Inc.	60,514
2,500		KBR, Inc.	69,325
1,340	@	Shaw Group, Inc.	63,168
910	@	URS Corp.	29,748
			580,269
		Entertainment: 0.0%
1,200		International Speedway Corp.	49,440
1,850	@, L	Macrovision Corp.	24,975
300	@, L	Scientific Games Corp.	6,333
760	@, L	Shuffle Master, Inc.	4,066
			84,814
		Environmental Control: 0.1%
18,500	@	Allied Waste Industries, Inc.	199,985
910	@, L	Waste Connections, Inc.	27,973
			227,958
		Food: 2.3%
205,000	@@, L	China Yurun Food Group Ltd.	260,713
850		Corn Products International, Inc.	31,569
1,390	L	Flowers Foods, Inc.	34,403
18,077		General Mills, Inc.	1,082,451
670	@, L	Great Atlantic & Pacific Tea Co.	17,567
1,030	@, L	Hain Celestial Group, Inc.	30,385
14,000		HJ Heinz Co.	657,580
369		Hormel Foods Corp.	15,373
15,200	L	Kellogg Co.	798,912
200	L	Nash Finch Co.	6,796
1,584	@@	Nestle SA	791,751

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
480	@	Performance Food Group Co.	$15,686
480	@, L	Ralcorp Holdings, Inc.	27,912
2,100	L	Ruddick Corp.	77,406
45,700		Sara Lee Corp.	638,886
1,250	@, L	Smithfield Foods, Inc.	32,200
26,838	@@	Tate & Lyle PLC	287,778
45,400	@@	Tesco PLC	342,160
660	@, L	TreeHouse Foods, Inc.	15,088
200	@, L	United Natural Foods, Inc.	3,742
2,242	@@	Wimm-Bill-Dann Foods OJSC ADR	229,760
			5,398,118
		Forest Products & Paper: 0.2%
2,100	@, L	Buckeye Technologies, Inc.	23,436
3,000	L	International Paper Co.	81,600
480	L	Neenah Paper, Inc.	12,374
1,150	L	Rock-Tenn Co.	34,466
200	L	Schweitzer-Mauduit International, Inc.	4,628
15,656	@, @@	Smurfit Kappa PLC	188,671
1,250	L	Temple-Inland, Inc.	15,900
860	L	Wausau Paper Corp.	7,104
			368,179
		Gas: 0.2%
590		Atmos Energy Corp.	15,045
1,690		Energen Corp.	105,287
890	L	Laclede Group, Inc.	31,711
1,320		New Jersey Resources Corp.	40,986
840	L	Northwest Natural Gas Co.	36,490
1,030	L	Piedmont Natural Gas Co.	27,048
380	L	South Jersey Industries, Inc.	13,342
2,650		Southern Union Co.	61,666
2,280		UGI Corp.	56,818
750	L	Vectren Corp.	20,123
2,900		WGL Holdings, Inc.	92,974
			501,490
		Hand/Machine Tools: 0.3%
760	L	Baldor Electric Co.	21,280
5,400		Black & Decker Corp.	356,940
650		Kennametal, Inc.	19,130
500		Lincoln Electric Holdings, Inc.	32,245
1,040		Regal-Beloit Corp.	38,095
2,900		Snap-On, Inc.	147,465
4,100	L	Stanley Works	195,242
			810,397
		Healthcare - Products: 1.6%
320	@, L	Abaxism, Inc.	7,414
500	@, L	Arthrocare Corp.	16,675
4,900		Baxter International, Inc.	283,318
9,700	@	Boston Scientific Corp.	124,839
320	L	Cooper Cos., Inc.	11,018
2,600	@@	Covidien Ltd.	115,050
2,000		CR Bard, Inc.	192,800
260	@, L	Cyberonics	3,770
2,774		Densply International, Inc.	107,076
1,050	@, L	Edwards Lifesciences Corp.	46,778
500	@	Gen-Probe, Inc.	24,100
80	@, L	Haemonetics Corp.	4,766
1,050	@, L	Henry Schein, Inc.	60,270
900	@, L	Hillenbrand Industries, Inc.	43,020
1,126	@, L	Hologic, Inc.	62,606
760	@, L	ICU Medical, Inc.	21,865
1,014	@, L	Idexx Laboratories, Inc.	49,950
940	@, L	Immucor, Inc.	20,060
400	@	Intuitive Surgical, Inc.	129,740
350		Invacare Corp.	7,798
19,500		Johnson & Johnson	1,264,965
170	@, L	Kensey Nash Corp.	4,922
780	@, L	Kinetic Concepts, Inc.	36,059
270	L	LCA-Vision, Inc.	3,375
17,100		Medtronic, Inc.	827,127
400	L	Mentor Corp.	10,288
380	L	Meridian Bioscience, Inc.	12,703
380	@, L	Merit Medical Systems, Inc.	6,015
560	@	Osteotech, Inc.	2,660
200	@, L	PSS World Medical, Inc.	3,332
500	@, L	Resmed, Inc.	21,090
2,900	@, L	St. Jude Medical, Inc.	125,251
750	L	Steris Corp.	20,123
100	@, L	SurModics, Inc.	4,188
400	@	Techne Corp.	26,944
100	L	Vital Signs, Inc.	5,065
220	L	West Pharmaceutical Services, Inc.	9,731
			3,716,751

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 0.9%
8,200		Aetna, Inc.	$345,138
160	@, L	Air Methods Corp.	7,739
490	@, L	Amedisys, Inc.	19,277
1,080	@, L	AMERIGROUP Corp.	29,516
760	@, L	Amsurg Corp.	17,997
500	@, L	Apria Healthcare Group, Inc.	9,875
760	@, L	Centene Corp.	10,594
350	@, W, L	Covance, Inc.	29,040
8,750	@	Coventry Health Care, Inc.	353,063
4,900	@@	Fresenius Medical Care AG & Co. KGaA	246,203
180	@	Gentiva Health Services, Inc.	3,917
2,000	@, L	Health Net, Inc.	61,600
560	@, L	Healthways, Inc.	19,790
2,850	@	Humana, Inc.	127,851
250	@	LHC Group, Inc.	4,200
1,050	@, L	Lincare Holdings, Inc.	29,516
280	@, L	Matria Healthcare, Inc.	6,244
480	@, L	Molina Healthcare, Inc.	11,722
600	@, L	Odyssey HealthCare, Inc.	5,400
950	@, L	Pediatrix Medical Group, Inc.	64,030
180	@, L	RehabCare Group, Inc.	2,700
190	@	Res-Care, Inc.	3,259
560	@, L	Sunrise Senior Living, Inc.	12,477
13,700		UnitedHealth Group, Inc.	470,732
500	@, L	WellCare Health Plans, Inc.	19,475
5,200	@	WellPoint, Inc.	229,476
			2,140,831
		Holding Companies - Diversified: 0.1%
2,407	@@	LVMH Moet Hennessy Louis Vuitton SA	267,775
			267,775
		Home Builders: 0.2%
930	@, L	Champion Enterprises, Inc.	9,328
72,500	@, @@	Haseko Corp.	108,034
1,150	@, L	Hovnanian Enterprises, Inc.	12,190
5,600	L	KB Home	138,488
560		M/I Homes, Inc.	9,509
750	L	MDC Holdings, Inc.	32,843
100	@, L	NVR, Inc.	59,750
5,000	L	Pulte Homes, Inc.	72,750
300	L	Ryland Group, Inc.	9,867
1,499	L	Thor Industries, Inc.	44,625
2,050	@, L	Toll Brothers, Inc.	48,134
			545,518
		Home Furnishings: 0.1%
980	L	Ethan Allen Interiors, Inc.	27,861
2,750	L	Furniture Brands International, Inc.	32,175
12,000	@@	Matsushita Electric Industrial Co., Ltd.	260,844
200	@, L	Universal Electronics, Inc.	4,842
			325,722
		Household Products/Wares: 0.7%
3,000		American Greetings Corp.	55,650
600	L	Blyth, Inc.	11,832
760	@	Central Garden & Pet Co.	3,374
9,000		Clorox Co.	509,760
15,900	L	Kimberly-Clark Corp.	1,026,345
850		Tupperware Corp.	32,878
100		WD-40 Co.	3,325
			1,643,164
		Housewares: 0.1%
210		Libbey, Inc.	3,536
7,600		Newell Rubbermaid, Inc.	173,812
1,000	L	Toro Co.	41,390
			218,738
		Insurance: 3.4%
9,500	@@, L	ACE Ltd.	523,070
24,671	@@	Aegon NV	362,035
9,400		Aflac, Inc.	610,530
2,700	L	AMBAC Financial Group, Inc.	15,525
2,975		American Financial Group, Inc.	76,041
24,000	L	American International Group, Inc.	1,038,000
2,400		Arthur J. Gallagher & Co.	56,688
2,800	L	Brown & Brown, Inc.	48,664
30,400		Chubb Corp.	1,504,192
600	L	Commerce Group, Inc.	21,636
1,330		Delphi Financial Group	38,876
1,650	@@	Everest Re Group Ltd.	147,725
1,800	L	Fidelity National Title Group, Inc.	32,994
300		First American Corp.	10,182
1,350		Hanover Insurance Group, Inc.	55,539
6,440		Hartford Financial Services Group, Inc.	487,959
3,450		HCC Insurance Holdings, Inc.	78,281

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
110	L	Hilb Rogal & Hobbs Co.	$3,462
1,100	L	Horace Mann Educators Corp.	19,228
100	L	Infinity Property & Casualty Corp.	4,160
110	L	Landamerica Financial Group, Inc.	4,342
158,713	@@	Legal & General Group PLC	398,275
500		Mercury General Corp.	22,155
15,250		Metlife, Inc.	918,965
570	@, L	Navigators Group, Inc.	31,008
1,470	@	Philadelphia Consolidated Holding Co.	47,334
2,300		PMI Group, Inc.	13,386
960	L	Presidential Life Corp.	16,742
840	@, L	ProAssurance Corp.	45,217
750		Protective Life Corp.	30,420
670		RLI Corp.	33,212
580		Safety Insurance Group, Inc.	19,795
1,430	L	Selective Insurance Group	34,148
850		Stancorp Financial Group, Inc.	40,554
470	L	Tower Group, Inc.	11,830
12,400		Travelers Cos., Inc.	593,340
600	L	United Fire & Casualty Co.	22,440
1,150	L	Unitrin, Inc.	40,641
3,117		WR Berkley Corp.	86,310
760	L	Zenith National Insurance Corp.	27,254
1,370	@@	Zurich Financial Services AG	431,836
			8,003,991
		Internet: 0.7%
4,100	@, L	Amazon.com, Inc.	292,330
1,550	@, L	Avocent Corp.	26,195
830	@, L	Blue Coat Systems, Inc.	18,293
580	@, L	Blue Nile, Inc.	31,407
1,184	@	Cybersource Corp.	17,298
500	@, L	DealerTrack Holdings, Inc.	10,110
500	@, L	Digital River, Inc.	15,485
5,300	@	eBay, Inc.	158,152
7,700	@, L	Expedia, Inc.	168,553
1,000	@	Google, Inc. - Class A	440,470
430	@, L	Infospace, Inc.	4,975
1,260	@, L	j2 Global Communications, Inc.	28,123
280	@, L	Knot, Inc.	3,290
1,890	@	McAfee, Inc.	62,540
750	@, L	NetFlix, Inc.	25,988
1,890	@, L	Perficient, Inc.	15,007
1,860	@, L	Secure Computing Corp.	11,997
830	@	Stamps.com, Inc.	8,516
17,000	@	Symantec Corp.	282,540
1,040	L	United Online, Inc.	10,982
1,100	@, L	Valueclick, Inc.	18,975
1,220	@, L	Websense, Inc.	22,875
			1,674,101
		Investment Companies: 0.0%
1,300	L	Apollo Investment Corp.	20,579
			20,579
		Iron/Steel: 0.3%
500	L	Carpenter Technology Corp.	27,985
370	L	Cleveland-Cliffs, Inc.	44,333
1,150		Reliance Steel & Aluminum Co.	68,839
1,000		Steel Dynamics, Inc.	33,040
65,000	@@	Sumitomo Metal Industries Ltd.	249,035
2,400		United States Steel Corp.	304,488
			727,720
		Leisure Time: 0.1%
3,750		Callaway Golf Co.	55,050
970	L	Polaris Industries, Inc.	39,780
600	@, L	WMS Industries, Inc.	21,582
			116,412
		Lodging: 0.1%
100	@, L	Monarch Casino & Resort, Inc.	1,771
3,100	L	Starwood Hotels & Resorts Worldwide, Inc.	160,425
			162,196
		Machinery - Construction & Mining: 0.7%
17,790	@@	Atlas Copco AB - Class B	279,533
8,200		Caterpillar, Inc.	641,978
11,700	@@	Hitachi Construction Machinery Co., Ltd.	296,702
1,250	L	Joy Global, Inc.	81,450
5,100	@	Terex Corp.	318,750
			1,618,413
		Machinery - Diversified: 0.4%
1,450	@, L	AGCO Corp.	86,826
960	L	Applied Industrial Technologies, Inc.	28,694
170	L	Briggs & Stratton Corp.	3,043
100	L	Cascade Corp.	4,931
820	L	Cognex Corp.	17,901

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
5,900		Cummins, Inc.	$276,238
1,000		Flowserve Corp.	104,380
1,040	@	Gardner Denver, Inc.	38,584
2,950	L	IDEX Corp.	90,536
280	@, L	Intevac, Inc.	3,626
80	L	Lindsay Manufacturing Co.	8,198
300		Nordson Corp.	16,155
440		Robbins & Myers, Inc.	14,366
1,150		Roper Industries, Inc.	68,356
500	L	Wabtec Corp.	18,830
1,250	@, L	Zebra Technologies Corp.	41,650
			822,314
		Media: 1.1%
5,500	L	Clear Channel Communications, Inc.	160,710
13,900	@	DIRECTV Group, Inc.	344,581
210	L	Factset Research Systems, Inc.	11,313
5,400		McGraw-Hill Cos., Inc.	199,530
400	L	Media General, Inc.	5,608
1,050	@, L	Scholastic Corp.	31,784
10,783	@@, L	Vivendi	421,791
36,500		Walt Disney Co.	1,145,370
500	L	Washington Post	330,750
			2,651,437
		Metal Fabricate/Hardware: 0.1%
430	L	AM Castle & Co.	11,610
650		Commercial Metals Co.	19,481
100		Lawson Products	2,755
1,070	L	Mueller Industries, Inc.	30,870
532	L	Quanex Corp.	27,526
120		Valmont Industries, Inc.	10,547
2,250	L	Worthington Industries	37,958
			140,747
		Mining: 0.6%
17,153	@@	BHP Billiton Ltd.	563,666
280	@, L	Brush Engineered Materials, Inc.	7,188
240	@, L	Century Aluminum Co.	15,898
5,300		Freeport-McMoRan Copper & Gold, Inc.	509,966
200	@, L	RTI International Metals, Inc.	9,042
13,000	@@	Sumitomo Metal Mining Co., Ltd.	245,416
			1,351,176
		Miscellaneous Manufacturing: 3.1%
1,070		Acuity Brands, Inc.	45,957
350	L	AO Smith Corp.	11,505
1,269		Aptargroup, Inc.	49,402
660	L	Barnes Group, Inc.	15,147
300		Brink’s Co.	20,154
850		Carlisle Cos., Inc.	28,424
640	@, L	Ceradyne, Inc.	20,454
770	L	Clarcor, Inc.	27,374
1,850	L	Crane Co.	74,648
750	L	Donaldson Co., Inc.	30,210
17,200		Dover Corp.	718,616
11,300		Eaton Corp.	900,271
1,030	@, L	EnPro Industries, Inc.	32,126
76,192		General Electric Co.	2,819,866
660	@, L	Griffon Corp.	5,676
1,000		Harsco Corp.	55,380
6,900		Honeywell International, Inc.	389,298
21,000	@@	Konica Minolta Holdings, Inc.	288,913
14,400	L	Leggett & Platt, Inc.	219,600
480	@	Lydall, Inc.	5,496
200		Matthews International Corp. - Class A	9,650
820		Myers Industries, Inc.	10,767
9,850		Parker Hannifin Corp.	682,310
1,650	L	Pentair, Inc.	52,635
5,473	@@	Siemens AG	598,223
700		SPX Corp.	73,430
1,340	@, L	Sturm Ruger & Co., Inc.	11,042
537		Teleflex, Inc.	25,620
3,000		Textron, Inc.	166,260
			7,388,454
		Office Furnishings: 0.0%
1,622		Herman Miller, Inc.	39,853
1,750	L	HNI, Corp.	47,058
760	L	Interface, Inc.	10,678
			97,589
		Office/Business Equipment: 0.0%
6,300		Xerox Corp.	94,311
			94,311
		Oil & Gas: 7.4%
6,500		Anadarko Petroleum Corp.	409,695
2,600		Apache Corp.	314,132

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
600	@, L	Atwood Oceanics, Inc.	$55,032
190	@, L	Bill Barrett Corp.	8,978
900		Cabot Oil & Gas Corp.	45,756
37,781		Chevron Corp.	3,224,986
1,700	L	Cimarex Energy Co.	93,058
26,900		ConocoPhillips	2,050,049
3,100	@	Denbury Resources, Inc.	88,505
7,700		Devon Energy Corp.	803,341
1,350	@, L	Encore Acquisition Co.	54,378
7,100		ENSCO International, Inc.	444,602
11,700	@@, L	ERG S.p.A.	263,433
68,650		ExxonMobil Corp.	5,806,417
1,550	@, L	Forest Oil Corp.	75,888
1,150		Frontier Oil Corp.	31,349
1,460	L	Helmerich & Payne, Inc.	68,430
2,000		Hess Corp.	176,360
3,800		Marathon Oil Corp.	173,280
600	@	Newfield Exploration Co.	31,710
3,500		Noble Energy, Inc.	254,800
15,600		Occidental Petroleum Corp.	1,141,452
1,600		Patterson-UTI Energy, Inc.	41,888
100	L	Penn Virginia Corp.	4,409
3,860	@@	Petroleo Brasileiro SA ADR	394,145
70	@	Petroleum Development Corp.	4,849
1,150	@, L	Petroquest Energy, Inc.	19,941
800	@, L	Pioneer Drilling Co.	12,744
400		Pioneer Natural Resources Co.	19,648
880	@, L	Plains Exploration & Production Co.	46,763
4,050	@	Pride International, Inc.	141,548
400	@, L	Quicksilver Resources, Inc.	14,612
13,081	@@	Royal Dutch Shell PLC - Class B	440,651
2,700	@, L	Southwestern Energy Co.	90,963
920	L	St. Mary Land & Exploration Co.	35,420
760	@, L	Stone Energy Corp.	39,756
740	@	Swift Energy Co.	33,293
6,400	@@, L	Total SA	474,140
660	@	Unit Corp.	37,389
1,800		Valero Energy Corp.	88,398
			17,556,188
		Oil & Gas Services: 0.5%
380	@, L	Basic Energy Services, Inc.	8,390
240	@, L	Dril-Quip, Inc.	11,153
1,070	@, L	Exterran Holdings, Inc.	69,058
1,150	@, L	FMC Technologies, Inc.	65,424
1,350	@	Grant Prideco, Inc.	66,447
250		Gulf Island Fabrication, Inc.	7,180
1,400	@	Helix Energy Solutions Group, Inc.	44,100
480	@, L	Hornbeck Offshore Services, Inc.	21,922
730	@, L	ION Geophysical Corp.	10,074
370	L	Lufkin Industries, Inc.	23,613
90	@, L	NATCO Group, Inc.	4,208
3,600	@, L	National Oilwell Varco, Inc.	210,168
1,000	@, L	Oceaneering International, Inc.	63,000
14,550	@, @@	Petroleum Geo-Services ASA	361,223
600	@, L	SEACOR Holdings, Inc.	51,216
600	@, L	Superior Energy Services	23,772
1,077	@	Transocean, Inc.	145,610
510	@, L	W-H Energy Services, Inc.	35,114
			1,221,672
		Packaging & Containers: 0.2%
3,900		Ball Corp.	179,166
660	L	Chesapeake Corp.	3,175
1,900		Packaging Corp. of America	42,427
4,700	@	Pactiv Corp.	123,187
1,950		Sonoco Products Co.	55,829
			403,784
		Pharmaceuticals: 2.9%
210	@, L	Alpharma, Inc.	5,504
6,900		AmerisourceBergen Corp.	282,762
7,780	@@	AstraZeneca PLC	291,826
900	@, L	Cephalon, Inc.	57,960
800	@, L	Cubist Pharmaceuticals, Inc.	14,736
24,800		Eli Lilly & Co.	1,279,432
1,600	@	Endo Pharmaceuticals Holdings, Inc.	38,304
7,000	@	Forest Laboratories, Inc.	280,070
2,700	@, L	Gilead Sciences, Inc.	139,131
15,000	@@	GlaxoSmithKline PLC	317,281
660	@, L	HealthExtras, Inc.	16,394
2,500	@	Medco Health Solutions, Inc.	109,475
1,550		Medicis Pharmaceutical Corp.	30,520
24,300		Merck & Co., Inc.	922,185
2,600	@@, L	Merck KGaA	322,805

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
750	@	NBTY, Inc.	$22,463
460	@, L	Noven Pharmaceuticals, Inc.	4,131
3,106	@@	Omega Pharma SA	143,905
1,450	L	Omnicare, Inc.	26,332
600	@	Par Pharmaceutical Cos., Inc.	10,434
1,050	L	Perrigo Co.	39,617
910	@, L	PetMed Express, Inc.	10,092
87,800		Pfizer, Inc.	1,837,654
2,780	@@	Roche Holding AG	523,946
1,430	@, L	Salix Pharmaceuticals Ltd.	8,980
750	@, L	Sciele Pharma, Inc.	14,625
1,150	@, L	Sepracor, Inc.	22,448
1,280	@	Theragenics Corp.	5,043
210	@, L	USANA Health Sciences, Inc.	4,626
1,350	@, L	VCA Antech, Inc.	36,923
1,630	@, L	Viropharma, Inc.	14,572
			6,834,176
		Pipelines: 0.2%
400	L	Equitable Resources, Inc.	23,560
2,000		National Fuel Gas Co.	94,420
2,500		Oneok, Inc.	111,575
8,500	L	Williams Cos., Inc.	280,330
			509,885
		Real Estate: 0.2%
16,000	@@	Cheung Kong Holdings Ltd.	230,350
480	@, L	Forestar Real Estate Group, Inc.	11,957
320	L	Jones Lang LaSalle, Inc.	24,749
6,000	@@	Mitsui Fudosan Co., Ltd.	120,701
			387,757
		Retail: 3.0%
3,800	L	Abercrombie & Fitch Co.	277,932
300		Advance Auto Parts, Inc.	10,215
950	@, L	Aeropostale, Inc.	25,755
2,297		American Eagle Outfitters	40,220
700	@, L	AnnTaylor Stores Corp.	16,926
3,700	@, L	Autozone, Inc.	421,171
750	L	Barnes & Noble, Inc.	22,988
9,300	L	Best Buy Co., Inc.	385,578
7,700	@, L	Big Lots, Inc.	171,710
1,550	@, L	BJ’s Wholesale Club, Inc.	55,320
400	L	Bob Evans Farms, Inc.	11,036
555	L	Brown Shoe Co., Inc.	8,364
300	@, L	Buffalo Wild Wings, Inc.	7,350
650	@, L	Carmax, Inc.	12,623
930	L	Casey’s General Stores, Inc.	21,018
480	L	Cash America International, Inc.	17,472
1,240	L	Cato Corp.	18,526
400		CBRL Group, Inc.	14,308
660	@, L	CEC Entertainment, Inc.	19,061
760	@	Charlotte Russe Holding, Inc.	13,178
2,250	@, L	Chico’s FAS, Inc.	15,998
400	@, L	Chipotle Mexican Grill, Inc.	45,372
1,620	L	Christopher & Banks Corp.	16,184
20,400	@	Coach, Inc.	615,060
750	@	Copart, Inc.	29,070
12,500	L	Costco Wholesale Corp.	812,125
650	@, L	Dick’s Sporting Goods, Inc.	17,407
1,200	@, L	Dollar Tree, Inc.	33,108
11,700	@@	Don Quijote Co., Ltd.	214,565
970	@, L	Dress Barn, Inc.	12,552
11,900	L	Family Dollar Stores, Inc.	232,050
1,820	@, L	First Cash Financial Services, Inc.	18,801
6,600	@, L	GameStop Corp.	341,286
540		Guess ?, Inc.	21,854
670	@, L	Gymboree Corp.	26,720
2,000	@, L	Hanesbrands, Inc.	58,400
710	@	Insight Enterprises, Inc.	12,425
1,550	@, L	Jack in the Box, Inc.	41,649
860	@, L	JOS A Bank Clothiers, Inc.	17,630
181	L	Landry’s Restaurants, Inc.	2,947
280	L	Longs Drug Stores Corp.	11,889
7,800		McDonald’s Corp.	435,006
1,322	L	Men’s Wearhouse, Inc.	30,763
480		Movado Group, Inc.	9,355
300	@, L	O’Reilly Automotive, Inc.	8,556
855	@, L	Panera Bread Co.	35,816
480	@, L	PF Chang’s China Bistro, Inc.	13,651
950	L	Phillips-Van Heusen	36,024
3,800		Polo Ralph Lauren Corp.	221,502
11,514	@@	Punch Taverns PLC	123,131
1,260	@, L	Quiksilver, Inc.	12,361
8,400	L	RadioShack Corp.	136,500

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
380	@, L	Red Robin Gourmet Burgers, Inc.	$14,277
1,700	L	Regis Corp.	46,733
750	L	Ross Stores, Inc.	22,470
580	@, L	School Specialty, Inc.	18,293
12,300	@@	Seven & I Holdings Co., Ltd.	312,167
1,517	@, L	Sonic Corp.	33,435
3,000	@, L	Starbucks Corp.	52,500
6,700		Supervalu, Inc.	200,866
520	@, L	Texas Roadhouse, Inc.	5,096
18,500	L	TJX Cos., Inc.	611,795
380	@, L	Tractor Supply Co.	15,018
610	@, L	Tween Brands, Inc.	15,091
1,900	@, L	Urban Outfitters, Inc.	59,565
7,300		Wal-Mart Stores, Inc.	384,564
610	L	World Fuel Services Corp.	17,123
1,620	@, L	Zale Corp.	32,011
510	@, L	Zumiez, Inc.	8,002
			7,079,514
		Savings & Loans: 0.4%
1,047	L	Anchor Bancorp. Wisconsin, Inc.	19,862
1,600		Astoria Financial Corp.	43,456
1,000		BankAtlantic Bancorp., Inc.	3,910
2,640	L	Brookline Bancorp., Inc.	30,307
1,580	L	Dime Community Bancshares	27,618
2,550	L	First Niagara Financial Group, Inc.	34,655
870	@, L	FirstFed Financial Corp.	23,621
580	@, L	Guaranty Financial Group, Inc.	6,160
45,200		Hudson City Bancorp., Inc.	799,136
500		New York Community Bancorp., Inc.	9,110
3,800	L	Washington Mutual, Inc.	39,140
			1,036,975
		Semiconductors: 1.3%
10,300		Applied Materials, Inc.	200,953
1,700	@	Atmel Corp.	5,916
380	@, L	ATMI, Inc.	10,575
1,490	@, L	Axcelis Technologies, Inc.	8,344
490	@, L	Brooks Automation, Inc.	4,763
980	@, L	Cabot Microelectronics Corp.	31,507
1,085	L	Cohu, Inc.	17,631
500	@, L	Cree, Inc.	13,980
400	@, L	Cypress Semiconductor Corp.	9,444
310	@, L	Diodes, Inc.	6,808
1,440	@, L	DSP Group, Inc.	18,346
4,200	@, @@	Elpida Memory, Inc.	141,673
2,350	@	Fairchild Semiconductor International, Inc.	28,012
41,800		Intel Corp.	885,324
2,000	@, L	International Rectifier Corp.	43,000
500		Intersil Corp.	12,835
1,515	@, L	Lam Research Corp.	57,903
280	@, L	Microsemi Corp.	6,384
580	@	MKS Instruments, Inc.	12,412
9,450	@, L	Nvidia Corp.	187,016
230	@, L	Pericom Semiconductor Corp.	3,376
730	@	Photronics, Inc.	6,972
2,600	@, L	Semtech Corp.	37,258
400	@, L	Silicon Laboratories, Inc.	12,616
2,960	@, L	Skyworks Solutions, Inc.	21,549
580	@	Standard Microsystems Corp.	16,924
280	@, L	Supertex, Inc.	5,715
18,853	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	193,620
26,400		Texas Instruments, Inc.	746,328
4,100	@@	Tokyo Electron Ltd.	251,289
1,403	@, L	Varian Semiconductor Equipment Associates, Inc.	39,494
			3,037,967
		Software: 2.2%
3,350	@	Activision, Inc.	91,489
1,250	L	Acxiom Corp.	14,838
450	@, L	Advent Software, Inc.	19,179
1,060	@, L	Ansys, Inc.	36,591
6,900	@	Autodesk, Inc.	217,212
330	@, L	Avid Technology, Inc.	8,032
15,000	@	BMC Software, Inc.	487,800
800		Broadridge Financial Solutions ADR	14,080
33,200		CA, Inc.	747,000
960	@	Captaris, Inc.	4,243
1,150	@, L	Cerner Corp.	42,872
220	@, L	Concur Technologies, Inc.	6,831
500	@, L	CSG Systems International	5,685
280	@, L	Digi International, Inc.	3,231
818		Dun & Bradstreet Corp.	66,569
8,800		IMS Health, Inc.	184,888
1,680	@, L	Informatica Corp.	28,661

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
510	@	JDA Software Group, Inc.	$9,308
260	@, L	Mantech International Corp.	11,794
1,050	@	Metavante Technologies, inc.	20,990
76,050		Microsoft Corp.	2,158,234
19,000	@	Novell, Inc.	119,510
770	@, L	Omnicell, Inc.	15,477
34,400	@	Oracle Corp.	672,864
400	@	Parametric Technology Corp.	6,392
320	@, L	Phase Forward, Inc.	5,466
500	@, L	Phoenix Technologies Ltd.	7,830
960	@, L	Progress Software Corp.	28,723
580	@, L	Smith Micro Software, Inc.	3,550
380	@, L	SPSS, Inc.	14,736
2,005	@, L	Sybase, Inc.	52,732
450	@	Take-Two Interactive Software, Inc.	11,484
3,519	@, @@	Tele Atlas NV	140,081
			5,258,372
		Telecommunications: 2.8%
4,250	@	3Com Corp.	9,733
1,320	@, L	Adaptec, Inc.	3,881
1,450	@, L	ADC Telecommunications, Inc.	17,516
25,536	@@	Alcatel SA	146,133
430	@, L	Anixter International, Inc.	27,537
2,777	@, L	Arris Group, Inc.	16,162
49,547		AT&T, Inc.	1,897,650
320		Black Box Corp.	9,872
9,000		CenturyTel, Inc.	299,160
1,300	@, L	Cincinnati Bell, Inc.	5,538
46,400	@	Cisco Systems, Inc.	1,117,776
706	@, L	CommScope, Inc.	24,590
420	@, L	Comtech Telecommunications	16,380
10,700		Corning, Inc.	257,228
1,790	@	Foundry Networks, Inc.	20,728
1,520	@, L	Harmonic, Inc.	11,552
1,806		Harris Corp.	87,645
11,700	@, L	JDS Uniphase Corp.	156,663
970	@, L	Netgear, Inc.	19,352
1,800	@, L	NeuStar, Inc.	47,664
1,120	@, L	Novatel Wireless, Inc.	10,842
2,743	@@	Orascom Telecom GDR	189,429
950	L	Plantronics, Inc.	18,345
8,700		Qualcomm, Inc.	356,700
5,200	@, L	RF Micro Devices, Inc.	13,832
23,132	@@	Royal KPN NV	390,507
2,280	@, L	Symmetricom, Inc.	7,957
190,297	@@	Telecom Italia S.p.A. RNC	314,443
1,785		Telephone & Data Systems, Inc.	70,097
580	@	Tollgrade Communications, Inc.	3,039
19,800		Verizon Communications, Inc.	721,710
480	@, L	Viasat, Inc.	10,426
104,600	@@	Vodafone Group PLC	310,914
			6,611,001
		Textiles: 0.1%
850	L	G&K Services, Inc.	30,269
1,050	@, L	Mohawk Industries, Inc.	75,191
380		Unifirst Corp.	14,094
			119,554
		Toys/Games/Hobbies: 0.3%
9,000		Hasbro, Inc.	251,100
480	@, L	Jakks Pacific, Inc.	13,234
700	@@	Nintendo Co., Ltd.	366,243
			630,577
		Transportation: 0.4%
430	L	Arkansas Best Corp.	13,700
750	L	Con-way, Inc.	37,110
39	@@	East Japan Railway Co.	325,204
350	@, L	HUB Group, Inc.	11,512
180	@, L	Kansas City Southern	7,220
800	@	Kirby Corp.	45,600
380	L	Landstar System, Inc.	19,821
510	@, L	Old Dominion Freight Line	16,233
4,900	L	Ryder System, Inc.	298,459
2,030	L	Tidewater, Inc.	111,873
300	L	Werner Enterprises, Inc.	5,568
			892,300
		Water: 0.1%
4,720	@@	Veolia Environnement	329,379
			329,379
		Total Common Stock
		(Cost $142,372,606)	148,700,103

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Apartments: 0.0%
185		Essex Property Trust, Inc.	$21,086
			21,086
		Diversified: 0.1%
660	L	Colonial Properties Trust	15,873
400	L	Duke Realty Corp.	9,124
590		Entertainment Properties Trust	29,105
2,180		Lexington Corporate Properties Trust	31,414
400		Liberty Property Trust	12,444
			97,960
		Health Care: 0.0%
760	L	Medical Properties Trust, Inc.	8,603
510	L	Senior Housing Properties Trust	12,087
			20,690
		Hotels: 0.1%
2,100		DiamondRock Hospitality Co.	26,607
3,550	L	Hospitality Properties Trust	120,771
8,900		Host Hotels & Resorts, Inc.	141,688
			289,066
		Office Property: 0.0%
980		BioMed Realty Trust, Inc.	23,412
400		Highwoods Properties, Inc.	12,428
100		Kilroy Realty Corp.	4,911
500		Mack-Cali Realty Corp.	17,855
770		Parkway Properties, Inc.	28,459
			87,065
		Real Estate: 0.0%
190	L	Home Properties, Inc.	9,118
			9,118
		Regional Malls: 0.0%
950	L	Macerich Co.	66,757
940	L	Pennsylvania Real Estate Investment Trust	22,927
			89,684
		Shopping Centers: 0.1%
650	L	Regency Centers Corp.	42,094
2,700	L	Weingarten Realty Investors	92,988
			135,082
		Single Tenant: 0.0%
1,000	L	National Retail Properties, Inc.	22,050
			22,050
		Storage: 0.1%
960	L	Extra Space Storage, Inc.	15,542
2,800		Public Storage, Inc.	248,136
			263,678
		Warehouse/Industrial: 0.1%
2,200		AMB Property Corp.	119,724
			119,724
		Total Real Estate Investment Trusts
		(Cost $1,166,247)	1,155,203
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange - Traded Funds: 0.1%
900	L	iShares S&P SmallCap 600 Index Fund	53,937
1,100	L	Midcap SPDR Trust Series 1	155,276
		Total Exchange-Traded Funds
		(Cost $207,694)	209,213
PREFERRED STOCK: 0.5%
		Diversified Financial Services: 0.1%
9,575	P	Merrill Lynch & Co., Inc.	135,199
			135,199
		Household Products/Wares: 0.1%
6,100	@@	Henkel KGaA - Vorzug	281,305
			281,305
		Insurance: 0.2%
9,100	@@, P	Aegon NV	184,730
3,000	@@, P	Aegon NV - Series 1	54,300
10,100	P	Metlife, Inc.	231,694
			470,724
		Media: 0.1%
8,523	@@	ProSieben SAT.1 Media AG	184,819
			184,819
		Sovereign: 0.0%
2,000	P	Fannie Mae	34,940
			34,940
		Total Preferred Stock
		(Cost $1,322,992)	1,106,987

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 6.9%
		Aerospace/Defense: 0.1%
$138,000	C	United Technologies Corp., 5.375%, due 12/15/17	$141,842
			141,842
		Banks: 2.0%
220,000	@@, C	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	166,030
221,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	217,841
215,000		Bank of America Corp., 5.750%, due 12/01/17	222,903
110,000	@@, C	Bank of Ireland, 2.875%, due 12/29/49	68,200
40,000	@@, C	Bank of Scotland, 5.125%, due 12/31/49	26,919
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	62,916
60,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	38,700
251,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	245,260
150,000	@@, C, L	BNP Paribas, 2.708%, due 09/29/49	110,862
216,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	180,703
100,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	92,454
20,000	@@, C	Den Norske Bank ASA, 3.375%, due 11/29/49	14,700
127,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	112,545
125,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	107,399
350,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	217,000
180,000	@@, C	HSBC Bank PLC, 5.000%, due 06/29/49	116,100
220,000	@@, C, L	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	144,100
20,000	@@, C	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	13,100
145,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	144,500
20,000	@@, C	National Westminster Bank PLC, 3.313%, due 11/29/49	12,675
140,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	120,330
60,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	49,916
42,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	34,544
163,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	135,661
370,000	@@, C, L	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	238,650
110,000	@@, C	Societe Generale, 4.981%, due 11/29/49	80,281
270,000	@@, C	Standard Chartered PLC, 3.875%, due 07/29/49	159,300
40,000	@@, C	Standard Chartered PLC, 3.963%, due 01/29/49	24,200
410,000	@@, C, L	Standard Chartered PLC, 5.125%, due 11/29/49	241,900
156,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	158,184
234,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	173,558
293,000	@@	UBS AG, 5.875%, due 12/20/17	300,035
64,000	C	USB Capital IX, 6.189%, due 03/29/49	47,550
137,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	97,673
288,000		Wells Fargo & Co., 5.625%, due 12/11/17	295,132
100,000	@@, C	Westpac Banking Corp., 2.806%, due 09/30/49	76,518
181,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	160,755
			4,709,094
		Beverages: 0.1%
82,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	84,902
192,000	@@, C	Diageo Capital PLC, 5.750%, due 10/23/17	196,994
			281,896
		Chemicals: 0.1%
40,000	Z	Stauffer Chemical, 3.200%, due 04/15/10	37,508
80,000	Z	Stauffer Chemical, 6.670%, due 04/15/17	49,646
80,000	Z	Stauffer Chemical, 6.940%, due 04/15/18	46,862
			134,016
		Diversified Financial Services: 1.5%
390,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	366,356
100,000		American General Finance Corp., 6.900%, due 12/15/17	97,897
144,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	147,426
211,000		Citigroup, Inc., 6.125%, due 11/21/17	211,068
120,000	C	Citigroup, Inc., 8.300%, due 12/21/57	118,567
256,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	267,186
119,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	108,447
75,000	@@, C	Financiere CSFB NV, 2.875%, due 03/29/49	55,546
148,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	154,445
191,000		General Electric Capital Corp., 5.875%, due 01/14/38	184,730
98,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	91,451
164,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	170,733
214,000		John Deere Capital Corp., 4.950%, due 12/17/12	221,905
265,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	276,859
269,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	198,613
107,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	87,327
95,000	@@, C	Paribas, 2.750%, due 12/31/49	73,523
46,500	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	46,330
239,276	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	248,847
963,005	#, Z	Toll Road Investors Partnership II LP, 15.080%, due 02/15/45	144,938
157,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	157,532
108,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	109,117
			3,538,843
		Electric: 0.5%
165,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	157,337
162,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	164,814
341,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	356,216

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$154,000	C	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	$154,026
40,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	47,068
70,000	C, L	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	67,879
160,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	165,554
154,000	C	NorthWestern Corp., 5.875%, due 11/01/14	155,411
			1,268,305
		Food: 0.2%
172,000		Kraft Foods, Inc., 6.125%, due 02/01/18	172,206
173,000		Kraft Foods, Inc., 6.875%, due 02/01/38	170,782
241,000		Kraft Foods, Inc., 7.000%, due 08/11/37	241,719
			584,707
		Healthcare - Products: 0.1%
257,000	C	Baxter International, Inc., 6.250%, due 12/01/37	263,842
			263,842
		Healthcare - Services: 0.3%
750,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	718,794
			718,794
		Insurance: 0.1%
234,000	@@, C	Aegon NV, 4.249%, due 12/31/49	140,400
109,000		Prudential Financial, Inc., 6.000%, due 12/01/17	110,062
97,000		Prudential Financial, Inc., 6.625%, due 12/01/37	96,118
			346,580
		Media: 0.1%
171,000	#, C	News America, Inc., 6.650%, due 11/15/37	173,011
			173,011
		Miscellaneous Manufacturing: 0.1%
238,000		General Electric Co., 5.250%, due 12/06/17	238,118
			238,118
		Multi - National: 0.0%
90,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	86,581
			86,581
		Oil & Gas: 0.3%
115,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	112,216
29,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	31,373
243,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	242,271
202,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	208,170
173,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	177,301
			771,331
		Pharmaceuticals: 0.1%
149,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	150,773
			150,773
		Pipelines: 0.1%
117,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	114,886
			114,886
		Real Estate: 0.1%
42,000	C	Liberty Property LP, 6.375%, due 08/15/12	42,012
153,000	C	Liberty Property LP, 7.750%, due 04/15/09	156,831
			198,843
		Retail: 0.5%
231,000	C	McDonald’s Corp., 5.350%, due 03/01/18	234,270
68,000	C	McDonald’s Corp., 5.800%, due 10/15/17	71,531
406,000	C	McDonald’s Corp., 6.300%, due 10/15/37	418,458
77,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	76,786
57,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	56,594
384,000	C	Target Corp., 6.500%, due 10/15/37	372,481
18,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	18,964
			1,249,084
		Telecommunications: 0.4%
95,000	C	AT&T, Inc., 5.500%, due 02/01/18	93,192
261,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	257,008
246,000	C	Embarq Corp., 7.995%, due 06/01/36	225,251
150,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	112,013
133,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	129,780
107,000	C	Verizon Communications, Inc., 6.400%, due 02/15/38	104,513
			921,757
		Transportation: 0.1%
228,000	C	Union Pacific Corp., 5.700%, due 08/15/18	227,119
			227,119
		Water: 0.1%
96,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	100,085
96,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	96,471
			196,556
		Total Corporate Bonds/Notes
		(Cost $17,426,459)	16,315,978

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.3%
		Federal Home Loan Mortgage Corporation: 5.7%
614,442	C, S	3.168%, due 05/15/33	612,094
200,000		3.500%, due 05/29/13	201,562
337,066	C, S	4.500%, due 12/15/16	342,012
318,000	C	5.000%, due 12/11/12	319,720

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$402,486	C, S	5.000%, due 08/15/16	$412,605
431,000	C, S	5.000%, due 05/15/20	436,946
178,000	C, S	5.000%, due 09/15/31	176,792
67,000	C, S	5.000%, due 02/15/32	66,601
163,000	C, S	5.000%, due 04/15/32	164,493
417,000	C	5.250%, due 03/15/12	421,949
100,000	C, S	5.500%, due 12/15/20	103,298
1,590,000	C, S	5.500%, due 09/15/32	1,620,465
59,000	C, S	5.500%, due 10/15/32	60,885
53,000	C, S	5.500%, due 11/15/32	54,478
709,000	W	5.500%, due 04/01/33	715,979
178,000	C, S	5.500%, due 07/15/33	181,469
317,806	C, S	6.000%, due 01/15/29	330,826
118,208	S	6.000%, due 02/01/29	122,294
2,109,000	W	6.000%, due 04/01/34	2,162,714
4,812,000	W	6.500%, due 04/15/34	4,991,699
95,894	S	7.000%, due 11/01/31	101,689
			13,600,570
		Federal National Mortgage Association: 4.5%
293,000	L	3.250%, due 04/09/13	292,978
652,000	W	4.500%, due 04/01/18	648,537
989,000	W	5.000%, due 04/15/21	998,426
278,000		5.000%, due 04/01/37	275,177
1,181,234	S	5.000%, due 08/01/37	1,152,209
185,229	S	5.500%, due 02/01/18	189,275
2,131,000	W	5.500%, due 04/15/19	2,175,284
841,000	S	5.500%, due 05/25/30	856,538
208,848	S	5.500%, due 01/25/36	207,735
301,796	S	5.500%, due 12/25/36	301,762
260,246	S	5.500%, due 06/01/37	262,995
606,000		5.500%, due 04/01/38	604,296
896,000	W	5.500%, due 04/01/38	904,540
2,273	S	6.000%, due 03/01/17	2,347
70,562	S	6.000%, due 10/01/18	72,719
239,311	S	6.000%, due 12/01/18	247,052
217,068	S	6.000%, due 04/25/31	226,246
851,000		6.000%, due 04/01/34	871,876
67,386	S	6.500%, due 01/01/23	70,161
62,453	S	6.500%, due 02/01/28	65,322
63,033	S	7.000%, due 06/01/31	67,127
41,572	S	7.500%, due 09/01/31	44,848
			10,537,450
		Government National Mortgage Association: 0.1%
22,155	S	6.500%, due 01/15/29	23,172
58,435	S	6.500%, due 01/15/32	60,999
2,555	S	7.000%, due 12/15/27	2,737
11,831	S	7.000%, due 01/15/28	12,660
76,486	S	7.000%, due 02/15/28	81,849
58,452	S	7.500%, due 12/15/23	63,002
			244,419
		Total U.S. Government Agency Obligations
		(Cost $24,025,158)	24,382,439
U.S. TREASURY OBLIGATIONS: 5.9%
		U.S. Treasury Bonds: 1.0%
876,000	L	3.500%, due 02/15/18	881,338
174,000	L	4.750%, due 05/15/14	195,383
1,141,000	L	5.000%, due 05/15/37	1,276,762
			2,353,483
		U.S. Treasury Notes: 4.7%
52,000		1.750%, due 03/31/10	52,114
3,402,000	L	2.000%, due 02/28/10	3,426,719
6,637,000	L	2.500%, due 03/31/13	6,648,927
896,000	L	4.500%, due 05/15/10	951,021
			11,078,781
		Treasury Inflation Indexed Protected Securities: 0.2%
393,000		1.750%, due 01/15/28	392,661
			392,661
		Total U.S. Treasury Obligations
		(Cost $13,661,838)	13,824,925
ASSET-BACKED SECURITIES: 0.4%
		Automobile Asset-Backed Securities: 0.0%
2,603	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	2,603
			2,603
		Home Equity Asset-Backed Securities: 0.2%
592,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	363,545
6,106	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	6,098
973	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	969
72,162	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	69,506
			440,118

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities: 0.2%
$251,000	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	$247,235
146,000	S	CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	138,609
9,539	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	9,425
31,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	28,148
25,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	24,160
61,982	C, S	Equity One, Inc., 5.050%, due 09/25/33	58,770
69,987	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	67,418
20,518	C, S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	20,084
			593,849
		Total Asset-Backed Securities
		(Cost $1,286,007)	1,036,570
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.2%
252,821	C, S	Banc of America Alternative Loan Trust, 6.282%, due 11/25/21	239,808
78,727	C, S	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	76,776
33,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,005
23,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,732
58,712	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	58,346
125,102	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	124,389
378,324	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	347,919
298,731	C, S	Banc of America Funding Corp., 5.841%, due 05/20/36	270,867
94,461	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	87,557
98,964	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	95,860
85,766	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	79,124
6,822	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,731
172,235	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	172,236
9,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	9,042
118,247	C, S	Chaseflex Trust, 6.500%, due 02/25/37	112,171
117,687	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	116,470
333,222	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	273,825
308,198	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	282,569
7,903	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	7,613
68,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	71,471
250,720	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	251,233
850,809	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	867,104
70,156	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	69,525
10,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,808
13,492	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	13,576
172,932	C, S	GMAC Mortgage Corp. Loan Trust, 4.581%, due 10/19/33	157,880
102,894	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	101,195
62,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	61,674
58,797	#, C, S	GSMPS Mortgage Loan Trust, 2.949%, due 01/25/35	44,079
7,456	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	7,506
153,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	153,542
1,997,536	C, S	JPMorgan Mortgage Trust, 5.404%, due 11/25/35	1,801,701
51,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	50,191
428,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	422,302
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	9,847
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	9,670
6,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,971
159,275	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	158,254
15,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	11,780
49,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	48,714
244,000	C, S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	245,940
199,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	204,073
204,961	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	212,856
93,003	C, S	MASTR Adjustable Rate Mortgages Trust, 5.066%, due 01/25/47	70,043
730,624	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	720,403
2,021,012	C, S	MASTR Reperforming Loan Trust, 2.959%, due 07/25/35	1,851,098
237,967	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	228,409
160,218	C, S	RAAC Series, 5.250%, due 09/25/34	152,435
88,045	C, S	Thornburg Mortgage Securities Trust, 2.969%, due 09/25/44	84,499
207,423	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	202,950
1,096,074	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.136%, due 07/25/47	730,092
104,565	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.136%, due 07/25/47	56,705
2,228,870	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.166%, due 11/25/46	1,478,408
846,405	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.220%, due 01/25/47	744,837
57,824	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.674%, due 06/25/37	54,708
387,823	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.698%, due 06/25/37	352,638
473,178	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.750%, due 02/25/36	460,321
735,808	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 06/25/37	661,093
573,342	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.826%, due 11/25/46	315,338
185,854	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.876%, due 07/25/37	170,887
135,464	C, S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	119,979
128,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	124,369
107,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.791%, due 07/25/34	100,166
533,054	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	475,249
392,823	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36	353,492
		Total Collateralized Mortgage Obligations
		(Cost $19,349,268)	16,914,051

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 0.2%
		California: 0.0%
$167,000	C	City of San Diego, 7.125%, due 06/01/32		$163,600
				163,600
		Michigan: 0.2%
430,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		413,703
				413,703
		Total Municipal Bonds
		(Cost $593,967)		577,303
		Total Long-Term Investments
		(Cost $221,412,236)		224,222,772

Shares				Value
SHORT-TERM INVESTMENTS: 28.5%
		Mutual Fund: 9.1%
21,350,000	**, S	ING Institutional Prime Money Market Fund		$21,350,000
		Total Mutual Fund
		(Cost $21,350,000)		21,350,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$ 1,170,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $1,170,073 to be received upon repurchase (Collateralized by $1,185,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $1,201,857, due 09/10/09)		$1,170,000
		Total Repurchase Agreement
		(Cost $1,170,000)		1,170,000
		Securities Lending Collateral(cc): 18.9%
44,547,000		Bank of New York Mellon Corp. Institutional Cash Reserves		44,547,000
		Total Securities Lending Collateral
		(Cost $44,547,000)		44,547,000
		Total Short-Term Investments
		(Cost $67,067,000)		67,067,000
		Total Investments in Securities
		(Cost $288,479,236)*	123.6%	$291,289,772
		Other Assets and Liabilities - Net	(23.6)	(55,578,451)
		Net Assets	100.0%	$235,711,321

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $291,585,928.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$14,338,369
		Gross Unrealized Depreciation		(14,634,525)
		Net Unrealized depreciation		$(296,156)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Strategic Allocation Moderate Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	2,402,000	$(52,274)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	574,000	(43,344)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	2,732,000	91,487
				$(4,131)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING VP Strategic Allocation Moderate Portfolio Open Futures Contracts on March 31, 2008

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	82	20,057,200	12/15/08	$(23,182)
S&P 500	6	1,986,000	06/19/08	(18,020)
U.S. Treasury 2-Year Note	29	6,225,032	06/30/08	20,483
U.S. Treasury 10-Year Note	26	3,092,781	06/19/08	84,441
				$63,722
Short Contracts
90-Day Eurodollar	82	(19,914,725)	12/14/09	$28,683
U.S. Treasury Long Bond	15	(1,781,953)	06/19/08	(5,595)
				$23,088

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices	$171,695,830	$86,810
Level 2- Other Significant Observable Inputs	72,139,152	(4,131)
Level 3- Significant Unobservable Inputs	2,907,790	—
Total	$246,742,772	$82,679

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$2,796,256	$—
Net purchases (sales)	525,513	—
Total realized and unrealized gain (loss)	(413,979)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$2,907,790	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008